UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity
Total Bond
Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,037.10	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,037.30	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97
Class B
Actual	$ 1,000.00	$ 1,034.30	$ 7.79
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.72
Class C
Actual	$ 1,000.00	$ 1,033.40	$ 7.84
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Total Bond
Actual	$ 1,000.00	$ 1,039.00	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,038.70	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.79%
Class B	1.54%
Class C	1.55%
Total Bond	.45%
Institutional Class	.51%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 56.2%	U.S. Government and U.S. Government Agency Obligations 55.2%
AAA 10.8%	AAA 13.8%
AA 4.2%	AA 5.0%
A 7.0%	A 3.8%
BBB 12.8%	BBB 13.7%
BB and Below 9.6%	BB and Below 8.4%
Not Rated 0.6%	Not Rated 1.3%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets(dagger) (1.2)%	Short-Term Investments and Net Other Assets(dagger) (1.3)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.7	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.4	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 25.7%		Corporate Bonds 20.2%
	U.S. Government and U.S. Government Agency Obligations 56.2%		U.S. Government and U.S. Government Agency Obligations 55.2%
	Asset-Backed Securities 4.7%		Asset-Backed Securities 9.9%
	CMOs and Other Mortgage Related Securities 9.8%		CMOs and Other Mortgage Related Securities 11.5%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 4.8%		Other Investments 4.4%
	Short-Term Investments and Net Other Assets(dagger) (1.2)%		Short-Term Investments and Net Other Assets(dagger) (1.3)%
* Foreign investments	9.5%	** Foreign investments	9.2%
* Futures and Swaps	12.1%	** Futures and Swaps	13.0%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Corporate Bonds - 12.1%
		Principal Amount	Value
Convertible Bonds - 0.1%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 49,063
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		6,478,000	5,041,698
Nortel Networks Corp. 1.75% 4/15/12 (f)		3,689,000	2,646,858
			7,688,556
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		2,200,000	1,481,700
TOTAL INFORMATION TECHNOLOGY			9,170,256
TOTAL CONVERTIBLE BONDS			9,219,319
Nonconvertible Bonds - 12.0%
CONSUMER DISCRETIONARY - 1.8%
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		1,435,000	1,417,063
7.5% 4/1/27		1,935,000	1,693,125
			3,110,188
Hotels, Restaurants & Leisure - 0.7%
Cap Cana SA 9.625% 11/3/13 (f)		600,000	564,000
Carrols Corp. 9% 1/15/13		85,000	76,500
Chukchansi Economic Development Authority 8% 11/15/13 (f)		565,000	519,800
Harrah's Operating Co., Inc. 5.375% 12/15/13		1,795,000	1,193,675
Host Marriott LP:
6.375% 3/15/15		250,000	230,950
7.125% 11/1/13		4,590,000	4,498,200
ITT Corp. 7.375% 11/15/15		250,000	252,500
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,301,525
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)		2,510,000	2,309,200
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,797,647
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,911,956
6.625% 7/15/15		4,055,000	3,608,950
6.75% 9/1/12		3,665,000	3,435,938
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 1,855,000	$ 1,725,150
6.875% 4/1/16		2,095,000	1,880,263
7.625% 1/15/17		5,585,000	5,235,938
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,515,000	1,371,075
7.125% 8/15/14		2,885,000	2,452,250
NCL Corp. Ltd. 10.625% 7/15/14		1,000,000	1,010,000
Park Place Entertainment Corp. 8.125% 5/15/11		3,185,000	2,691,325
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	766,300
yankee:
7% 6/15/13		2,750,000	2,633,912
7.25% 6/15/16		4,190,000	3,917,650
7.5% 10/15/27		2,125,000	1,827,500
Scientific Games Corp. 6.25% 12/15/12		875,000	802,813
Seminole Hard Rock Entertainment, Inc. 7.4906% 3/15/14 (f)(j)		1,350,000	1,059,750
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,151,213
7.25% 5/1/12		4,750,000	4,500,625
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)		945,000	812,700
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	265,155
Station Casinos, Inc. 6.875% 3/1/16		3,180,000	2,059,050
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,270,000	2,065,700
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,025,000	1,009,625
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		40,000	23,200
9% 1/15/12		780,000	608,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		4,570,000	4,387,200
6.625% 12/1/14 (f)		3,940,000	3,772,550
			77,730,185
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	11,510,974
KB Home:
6.25% 6/15/15		535,000	479,494
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.375% 8/15/11		$ 535,000	$ 505,575
7.75% 2/1/10		535,000	516,275
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		680,000	686,800
			13,699,118
Media - 0.9%
AMC Entertainment, Inc. 8% 3/1/14		1,230,000	1,030,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	533,035
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,915,000	2,072,988
Cablevision Systems Corp.:
8% 4/15/12		1,810,000	1,746,650
9.6444% 4/1/09 (j)		340,000	340,000
Charter Communications Holdings I LLC:
9.92% 4/1/14		1,905,000	914,400
11.125% 1/15/14		685,000	321,950
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,990,000	4,222,950
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,260,000	2,999,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		4,165,000	3,810,975
Cox Communications, Inc. 6.45% 12/1/36 (f)		1,365,000	1,303,189
CSC Holdings, Inc.:
6.75% 4/15/12		1,210,000	1,155,550
7.625% 4/1/11		1,235,000	1,227,281
8.125% 7/15/09		365,000	371,388
EchoStar Communications Corp.:
6.375% 10/1/11		3,560,000	3,488,800
6.625% 10/1/14		935,000	897,600
7% 10/1/13		3,830,000	3,772,550
Kabel Deutschland GmbH 10.625% 7/1/14		2,000,000	1,890,000
Liberty Media Corp.:
8.25% 2/1/30		2,375,000	1,978,902
8.5% 7/15/29		760,000	650,558
News America Holdings, Inc. 7.75% 12/1/45		170,000	183,043
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
6.15% 3/1/37		$ 2,970,000	$ 2,816,602
6.2% 12/15/34		5,330,000	5,095,235
6.65% 11/15/37 (f)		15,817,000	15,931,990
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	952,000
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)		1,000,000	975,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)		795,000	506,813
10% 8/1/14		1,200,000	1,167,000
PanAmSat Corp. 9% 8/15/14		1,899,000	1,894,253
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,311,775
7.75% 3/15/16 (f)		1,790,000	1,651,275
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		2,805,000	2,005,575
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,575,909
6.55% 5/1/37		3,789,000	3,654,680
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,213,729
TL Acquisitions, Inc.:
0% 7/15/15 (c)(f)		1,025,000	753,375
10.5% 1/15/15 (f)		2,965,000	2,683,325
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)		2,780,000	1,897,350
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,233,209
6.75% 10/5/37		1,460,000	1,395,141
Visant Holding Corp. 8.75% 12/1/13		450,000	425,250
			93,050,620
Specialty Retail - 0.0%
Nebraska Book Co., Inc. 8.625% 3/15/12		1,320,000	1,234,200
Toys 'R' US, Inc.:
7.375% 10/15/18		445,000	307,050
7.625% 8/1/11		3,730,000	2,946,700
			4,487,950
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (f)(j)		2,345,000	2,063,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
8.875% 4/1/16		$ 2,100,000	$ 1,979,250
9.75% 1/15/15		2,180,000	2,152,750
			6,195,600
TOTAL CONSUMER DISCRETIONARY			198,273,661
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		1,885,000	1,823,738
7.25% 5/15/17		450,000	430,875
8.375% 12/15/14		1,590,000	1,617,825
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,371,183
			12,243,621
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		250,000	226,304
7.75% 6/15/26		210,000	193,200
CVS Caremark Corp.:
6.036% 12/10/28 (f)		12,430,945	11,990,393
6.302% 6/1/37 (j)		8,615,000	8,172,594
Stater Brothers Holdings, Inc. 8.125% 6/15/12		155,000	153,450
SUPERVALU, Inc. 7.5% 11/15/14		1,430,000	1,422,850
			22,158,791
Food Products - 0.4%
Bertin Ltda. 10.25% 10/5/16 (f)		505,000	518,888
Cargill, Inc.:
6% 11/27/17 (f)		8,750,000	8,923,399
6.625% 9/15/37 (f)		8,334,000	8,243,218
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,565,350
7% 6/1/16		1,495,000	1,308,125
Gruma SA de CV 7.75%		1,685,000	1,626,025
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,327,778
6.875% 2/1/38		11,635,000	11,565,225
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 1,595,000	$ 1,419,550
Pierre Foods, Inc. 9.875% 7/15/12		540,000	270,000
Smithfield Foods, Inc. 7.75% 7/1/17		4,625,000	4,370,625
			47,138,183
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,771,071
TOTAL CONSUMER STAPLES			86,311,666
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		930,000	930,000
7.75% 5/15/17		2,050,000	2,055,125
Complete Production Services, Inc. 8% 12/15/16		595,000	572,688
Seitel, Inc. 9.75% 2/15/14		1,800,000	1,485,000
			5,042,813
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,913,737
6.45% 9/15/36		2,115,000	2,142,654
Arch Western Finance LLC 6.75% 7/1/13		3,545,000	3,491,825
Atlas Pipeline Partners LP 8.125% 12/15/15		3,390,000	3,339,150
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,292,850
8.875% 2/1/17		210,000	175,350
Chesapeake Energy Corp.:
6.5% 8/15/17		1,625,000	1,555,938
6.625% 1/15/16		1,765,000	1,712,050
6.875% 1/15/16		1,620,000	1,597,725
6.875% 11/15/20		630,000	606,375
7.5% 9/15/13		1,300,000	1,332,500
7.5% 6/15/14		2,340,000	2,398,500
7.625% 7/15/13		600,000	612,000
7.75% 1/15/15		430,000	441,825
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		1,350,000	1,339,875
Drummond Co., Inc. 7.375% 2/15/16 (f)		4,035,000	3,712,200
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC 6.75% 2/15/32		$ 1,195,000	$ 1,139,248
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,291,167
El Paso Corp. 7% 6/15/17		1,465,000	1,479,650
El Paso Energy Corp. 7.75% 1/15/32		520,000	536,560
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		1,915,000	1,972,450
Energy Partners Ltd. 9.75% 4/15/14		3,545,000	2,951,213
Forest Oil Corp.:
7.25% 6/15/19 (f)		500,000	500,000
7.75% 5/1/14		675,000	688,500
Massey Energy Co.:
6.625% 11/15/10		1,915,000	1,905,425
6.875% 12/15/13		5,045,000	4,893,650
Nakilat, Inc. 6.067% 12/31/33 (f)		2,885,000	2,517,970
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		240,000	227,011
Nexen, Inc.:
5.875% 3/10/35		240,000	217,332
6.4% 5/15/37		3,645,000	3,527,339
NGPL PipeCo LLC 6.514% 12/15/12 (f)		4,600,000	4,834,108
OPTI Canada, Inc.:
7.875% 12/15/14 (f)		2,000,000	1,950,000
8.25% 12/15/14 (f)		4,300,000	4,235,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		565,000	514,150
8.25% 3/15/13		1,790,000	1,790,000
Pan American Energy LLC 7.75% 2/9/12 (f)		3,705,000	3,760,575
Peabody Energy Corp. 7.375% 11/1/16		2,180,000	2,245,400
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		360,000	368,100
6.625% 6/15/35		625,000	644,688
6.625% 6/15/35 (f)		260,000	268,450
Petrohawk Energy Corp. 9.125% 7/15/13		2,270,000	2,315,400
Petroleos de Venezuela SA:
5.25% 4/12/17		4,190,000	2,933,000
5.375% 4/12/27		4,790,000	2,881,185
Petroleum Development Corp. 12% 2/15/18 (f)		1,605,000	1,617,038
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		2,045,610	2,045,610
8.22% 4/1/17 (f)		2,200,000	2,255,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 6.65% 3/15/17		$ 2,935,000	$ 2,729,550
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,395,785
6.65% 1/15/37		7,240,000	7,138,683
Plains Exploration & Production Co. 7% 3/15/17		4,040,000	3,858,200
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,635,000	1,594,125
7.375% 7/15/13		2,060,000	2,065,150
7.5% 5/15/16		3,935,000	4,062,888
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)		1,840,000	1,727,300
Ship Finance International Ltd. 8.5% 12/15/13		330,000	334,950
Talisman Energy, Inc. yankee 6.25% 2/1/38		13,169,000	12,308,893
Teekay Corp. 8.875% 7/15/11		2,115,000	2,220,750
Tesoro Corp. 6.5% 6/1/17		540,000	496,800
Texas Eastern Transmission LP 6% 9/15/17 (f)		4,381,000	4,592,634
TNK-BP Finance SA 6.875% 7/18/11 (f)		1,050,000	1,048,740
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,743,927
W&T Offshore, Inc. 8.25% 6/15/14 (f)		2,285,000	2,136,475
YPF SA 10% 11/2/28		1,475,000	1,572,719
			151,197,842
TOTAL ENERGY			156,240,655
FINANCIALS - 2.9%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	9,796,272
BlackRock, Inc. 6.25% 9/15/17		6,750,000	7,119,596
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	3,134,256
6.75% 10/1/37		28,895,000	26,977,094
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	6,324,055
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,001,237
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	4,254,477
6.875% 7/17/37		10,000,000	9,506,220
7% 9/27/27		5,000,000	5,033,630
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 4.75% 4/1/14		$ 1,635,000	$ 1,575,900
UBS AG, Stamford 5.875% 12/20/17		12,585,000	13,314,552
			96,037,289
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17		1,515,000	1,508,999
6% 10/15/36		690,000	657,400
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	2,112,691
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		530,000	535,300
Credit Suisse First Boston 6% 2/15/18		13,365,000	13,637,980
Development Bank of Philippines 8.375% (j)		1,255,000	1,305,200
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		2,590,000	2,651,313
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	452,209
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,957,068
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	2,019,745
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,600,000	1,617,920
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,025,000	1,083,938
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		500,000	528,750
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		400,000	390,000
Standard Chartered Bank 6.4% 9/26/17 (f)		12,844,000	13,326,485
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		475,000	491,625
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		545,000	558,625
Wachovia Bank NA:
5.85% 2/1/37		3,200,000	2,781,334
6.6% 1/15/38		9,000,000	8,581,446
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,810,683
			73,008,711
Consumer Finance - 0.5%
American Express Co. 6.15% 8/28/17		10,000,000	10,303,990
American General Finance Corp. 6.9% 12/15/17		5,510,000	5,537,506
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.625% 9/15/17		$ 4,445,000	$ 4,571,407
5.875% 1/14/38		14,000,000	13,383,398
6.375% 11/15/67 (j)		9,000,000	9,158,310
SLM Corp.:
3.4713% 7/27/09 (j)		1,827,000	1,640,584
3.4913% 7/26/10 (j)		6,515,000	5,621,090
4% 1/15/09		1,885,000	1,817,289
4.5% 7/26/10		4,120,000	3,814,634
			55,848,208
Diversified Financial Services - 0.4%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,690,604
Citigroup, Inc. 5.875% 5/29/37		2,700,000	2,390,591
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)		4,040,000	3,767,300
9% 6/1/16 (f)		1,000,000	1,000,000
Leucadia National Corp.:
7% 8/15/13		4,760,000	4,593,400
7.125% 3/15/17		880,000	836,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)		3,960,000	3,900,600
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,000,000	4,090,000
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		500,000	482,500
Sunwest Management, Inc. 8.385% 6/9/10 (j)		325,000	303,391
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)		12,400,000	11,219,917
			37,274,303
Insurance - 0.1%
American International Group, Inc. 5.85% 1/16/18		10,520,000	10,495,657
USI Holdings Corp.:
6.94% 11/15/14 (f)(j)		1,000,000	760,000
9.75% 5/15/15 (f)		2,530,000	1,897,500
			13,153,157
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17		490,000	434,532
6.5% 1/15/18		3,795,000	3,473,051
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	67,200
HMB Capital Trust V 8.5906% 12/15/36 (b)(f)(j)		270,000	2,700
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust 6.7% 1/15/18		$ 5,000,000	$ 4,551,740
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	445,050
iStar Financial, Inc. 5.95% 10/15/13		300,000	234,000
Liberty Property LP 6.625% 10/1/17		2,875,000	2,813,130
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,035,000	2,951,538
7% 1/15/16		400,000	384,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,493,244
Rouse Co. 5.375% 11/26/13		100,000	81,351
Senior Housing Properties Trust 8.625% 1/15/12		250,000	260,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,621,394
Ventas Realty LP:
6.5% 6/1/16		105,000	102,375
6.625% 10/15/14		1,350,000	1,336,500
6.75% 4/1/17		1,285,000	1,265,725
			24,517,530
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		6,880,000	6,467,200
8.125% 6/1/12		1,650,000	1,629,375
ERP Operating LP 5.75% 6/15/17		6,260,000	5,624,504
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	92,000
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		1,465,000	1,245,250
			15,058,329
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.625% 11/21/08 (d)		870,000	672,075
Residential Capital LLC 5.6463% 6/9/08 (j)		1,240,000	1,091,200
Wrightwood Capital LLC 10.5% 6/1/14 (f)		100,000	98,750
			1,862,025
TOTAL FINANCIALS			316,759,552
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)		2,375,000	2,416,563
FMC Finance III SA 6.875% 7/15/17		1,550,000	1,557,750
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (f)		$ 2,825,000	$ 2,909,750
10.375% 10/15/17 pay-in-kind (f)		1,465,000	1,494,300
11.625% 10/15/17 (f)		840,000	823,200
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)		4,050,000	3,817,125
			13,018,688
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	4,779,863
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,192,800
9.125% 11/15/14		1,390,000	1,416,063
9.25% 11/15/16		2,370,000	2,423,325
9.625% 11/15/16 pay-in-kind		7,715,000	7,965,738
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,329,750
Multiplan, Inc. 10.375% 4/15/16 (f)		560,000	504,000
Rural/Metro Corp.:
0% 3/15/16 (c)		150,000	109,500
9.875% 3/15/15		180,000	165,150
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,200
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,625
United Surgical Partners International, Inc.:
8.875% 5/1/17		485,000	463,175
9.25% 5/1/17 pay-in-kind		440,000	389,400
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind		330,000	328,350
Viant Holdings, Inc. 10.125% 7/15/17 (f)		71,000	57,865
			21,201,804
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,782,592
6.45% 9/15/37		2,600,000	2,794,568
			6,577,160
TOTAL HEALTH CARE			40,797,652
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		$ 2,045,000	$ 1,983,650
Bombardier, Inc.:
6.3% 5/1/14 (f)		2,175,000	2,066,250
7.45% 5/1/34 (f)		750,000	708,750
8% 11/15/14 (f)		1,915,000	1,967,663
			6,726,313
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		2,045,000	1,960,746
6.977% 11/23/22		851,095	763,858
8.608% 10/1/12		960,000	940,800
AMR Corp. 9% 8/1/12		485,000	451,050
Continental Airlines, Inc.:
7.875% 7/2/18		1,655,725	1,457,038
9.558% 9/1/19		258,405	241,609
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		81,393	77,730
7.73% 9/15/12		20,575	19,135
9.798% 4/1/21		815,104	802,878
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		7,640,000	7,665,212
8.021% 8/10/22 (f)		1,013,058	952,274
8.954% 8/10/14 (f)		1,315,309	1,236,390
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17		1,165,000	1,089,275
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19		921,762	811,150
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12		923,971	923,971
7.186% 10/1/12		2,292,988	2,285,834
			21,678,950
Commercial Services & Supplies - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		2,165,000	1,953,913
Allied Waste North America, Inc.:
5.75% 2/15/11		2,660,000	2,580,200
6.875% 6/1/17		2,475,000	2,400,750
7.125% 5/15/16		900,000	891,000
7.25% 3/15/15		800,000	795,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 4/15/13		$ 120,000	$ 121,200
ARAMARK Corp.:
6.7394% 2/1/15 (j)		1,980,000	1,732,500
8.5% 2/1/15		2,850,000	2,821,500
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,168,150
7.75% 10/1/16		915,000	959,606
IKON Office Solutions, Inc. 9.9263% 1/1/12 (f)(j)		2,115,000	2,083,275
			18,507,094
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		2,885,000	2,683,050
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (f)		3,620,000	3,739,949
General Electric Co. 5.25% 12/6/17		15,620,000	15,676,951
Nell AF Sarl 8.375% 8/15/15 (f)		500,000	350,000
			19,766,900
Machinery - 0.1%
SPX Corp. 7.625% 12/15/14 (f)		3,325,000	3,416,438
Terex Corp. 8% 11/15/17		3,905,000	3,895,238
			7,311,676
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11		3,280,000	3,312,800
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	477,750
			3,790,550
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,585,000	1,371,025
7.75% 5/15/16		530,000	437,250
Hertz Corp.:
8.875% 1/1/14		1,305,000	1,229,963
10.5% 1/1/16		1,210,000	1,137,400
Kansas City Southern Railway Co. 7.5% 6/15/09		2,400,000	2,424,000
			6,599,638
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)		300,000	246,000
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	224,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (f)		$ 60,000	$ 48,000
VWR Funding, Inc. 10.25% 7/15/15		1,395,000	1,297,350
			1,815,475
TOTAL INDUSTRIALS			88,879,646
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp.:
5.875% 1/15/15		1,430,000	1,387,100
6.125% 1/15/14		2,275,000	2,246,563
6.375% 10/15/15		725,000	717,750
Lucent Technologies, Inc.:
6.45% 3/15/29		2,835,000	2,097,900
6.5% 1/15/28		1,940,000	1,435,600
Nortel Networks Corp.:
8.5075% 7/15/11 (j)		200,000	173,000
10.125% 7/15/13		1,465,000	1,377,100
			9,435,013
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		3,195,000	3,067,200
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		910,000	889,525
Flextronics International Ltd.:
6.25% 11/15/14		795,000	725,438
6.5% 5/15/13		2,510,000	2,384,500
Jabil Circuit, Inc. 8.25% 3/15/18 (f)		5,210,000	5,210,782
NXP BV:
7.0075% 10/15/13 (j)		780,000	627,900
7.875% 10/15/14		2,725,000	2,438,875
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (f)		3,825,000	3,729,375
Series B, 10.25% 11/1/15 (f)		3,900,000	3,802,500
10.5% 11/1/16 pay-in-kind (f)		3,400,000	3,315,000
Tyco Electronics Group SA 7.125% 10/1/37 (f)		1,895,000	1,970,169
			25,094,064
IT Services - 0.1%
First Data Corp. 9.875% 9/24/15 (f)		4,150,000	3,527,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 2,670,000	$ 2,536,500
7.75% 1/15/15		1,605,000	1,609,013
8.625% 4/1/13		210,000	211,575
Unisys Corp.:
6.875% 3/15/10		2,095,000	2,000,725
8% 10/15/12		1,905,000	1,657,350
			11,542,663
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		3,815,000	3,795,925
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13		2,130,000	2,236,500
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (j)		970,000	691,125
8.875% 12/15/14		1,965,000	1,601,475
9.125% 12/15/14 pay-in-kind		1,730,000	1,306,150
10.125% 12/15/16		2,675,000	1,879,188
			7,714,438
TOTAL INFORMATION TECHNOLOGY			60,649,303
MATERIALS - 0.6%
Chemicals - 0.1%
Equistar Chemicals LP 7.55% 2/15/26		350,000	227,500
Momentive Performance Materials, Inc. 9.75% 12/1/14		3,660,000	3,266,550
Nalco Co.:
7.75% 11/15/11		1,400,000	1,414,000
8.875% 11/15/13		2,270,000	2,309,725
NOVA Chemicals Corp.:
6.5% 1/15/12		4,085,000	3,850,113
7.8625% 11/15/13 (j)		485,000	409,825
Pliant Corp. 11.35% 6/15/09 (d)		60,186	51,158
			11,528,871
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	916,500
Greif, Inc. 6.75% 2/1/17		3,445,000	3,358,875
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	153,850
Rock-Tenn Co. 9.25% 3/15/16 (f)		485,000	491,669
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17		$ 2,625,000	$ 2,349,375
Vitro SAB de CV 8.625% 2/1/12		2,240,000	2,077,600
			9,347,869
Metals & Mining - 0.3%
CAP SA 7.375% 9/15/36 (f)		400,000	380,000
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		1,370,000	1,363,150
CSN Islands X Corp. (Reg. S) 9.5%		305,000	321,775
Evraz Group SA 8.25% 11/10/15 (Reg. S)		1,065,000	1,052,220
FMG Finance Property Ltd.:
9.1238% 9/1/11 (f)(j)		1,490,000	1,463,925
10% 9/1/13 (f)		4,525,000	4,853,063
10.625% 9/1/16 (f)		884,000	1,009,970
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		4,530,000	4,767,825
8.375% 4/1/17		1,480,000	1,566,950
8.3944% 4/1/15 (j)		2,245,000	2,163,619
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (f)(j)		500,000	380,000
PNA Group, Inc. 10.75% 9/1/16		55,000	47,300
RathGibson, Inc. 11.25% 2/15/14		350,000	336,000
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,782,800
7.375% 11/1/12 (f)		1,235,000	1,247,350
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,836,533
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,704,767
			30,277,247
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (f)		5,800,000	5,466,500
8.125% 5/15/11		2,290,000	2,261,375
8.875% 5/15/31		2,000,000	1,780,000
Stone Container Corp. 8.375% 7/1/12		1,540,000	1,447,600
Stone Container Finance Co. 7.375% 7/15/14		1,140,000	997,500
			11,952,975
TOTAL MATERIALS			63,106,962
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
6.3% 1/15/38		$ 40,171,000	$ 39,577,152
6.8% 5/15/36		11,484,000	12,015,457
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,200,595
Cincinnati Bell, Inc. 8.375% 1/15/14		2,960,000	2,834,200
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,098,563
Intelsat Ltd.:
6.5% 11/1/13		2,500,000	1,575,000
7.625% 4/15/12		5,385,000	3,931,050
9.25% 6/15/16		3,585,000	3,602,925
11.25% 6/15/16		2,525,000	2,543,938
Level 3 Financing, Inc.:
6.7044% 2/15/15 (j)		410,000	283,925
8.75% 2/15/17		3,870,000	2,926,688
9.25% 11/1/14		1,215,000	984,150
12.25% 3/15/13		485,000	448,625
Qwest Corp.:
6.5% 6/1/17		485,000	441,350
7.5% 10/1/14		1,500,000	1,485,000
7.625% 6/15/15		3,065,000	3,034,350
8.2406% 6/15/13 (j)		90,000	86,400
SBC Communications, Inc.:
6.15% 9/15/34		500,000	488,429
6.45% 6/15/34		220,000	221,056
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		500,000	515,650
Sprint Capital Corp.:
6.875% 11/15/28		13,087,000	9,291,770
8.75% 3/15/32		1,653,000	1,289,340
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	10,268,123
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,375,410
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,505,000	3,513,763
U.S. West Communications:
6.875% 9/15/33		680,000	596,700
7.5% 6/15/23		2,065,000	1,899,800
Verizon Communications, Inc.:
6.25% 4/1/37		2,348,000	2,313,520
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.4% 2/15/38		$ 7,621,000	$ 7,619,613
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,033,802
			127,496,344
Wireless Telecommunication Services - 0.3%
Digicel Group Ltd.:
8.875% 1/15/15 (f)		6,085,000	5,301,556
9.125% 1/15/15 pay-in-kind (f)		2,000,000	1,730,000
9.25% 9/1/12 (f)		820,000	828,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,745,000	1,622,850
8.375% 3/15/13		3,395,000	3,513,825
Millicom International Cellular SA 10% 12/1/13		3,405,000	3,639,094
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,695,000	2,762,375
Nextel Communications, Inc.:
6.875% 10/31/13		4,990,000	3,917,150
7.375% 8/1/15		970,000	751,750
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,845,000	2,660,075
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,200,000	1,062,000
Rural Cellular Corp. 8.25% 3/15/12		360,000	371,700
Telecom Personal SA 9.25% 12/22/10 (f)		3,070,000	3,185,125
			31,345,700
TOTAL TELECOMMUNICATION SERVICES			158,842,044
UTILITIES - 1.4%
Electric Utilities - 0.7%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,982,911
6.15% 9/15/17		5,140,000	5,392,867
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	4,841,117
Edison Mission Energy:
7.2% 5/15/19		3,230,000	3,173,475
7.625% 5/15/27		1,380,000	1,302,375
EDP Finance BV 6% 2/2/18 (f)		5,953,000	6,072,893
Enel Finance International SA:
6.25% 9/15/17 (f)		2,667,000	2,797,616
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA: - continued
6.8% 9/15/37 (f)		$ 19,341,000	$ 19,812,340
Energy Future Holdings:
10.875% 11/1/17 (f)		4,120,000	4,068,500
11.25% 11/1/17 pay-in-kind (f)		2,300,000	2,254,000
Illinois Power Co. 6.125% 11/15/17 (f)		2,700,000	2,798,537
Intergen NV 9% 6/30/17 (f)		4,595,000	4,801,775
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,070,600
8.5% 10/1/21		2,080,000	1,830,400
9.125% 5/1/31		340,000	306,000
National Power Corp. 6.875% 11/2/16 (f)		2,005,000	2,035,075
Nevada Power Co. 6.5% 5/15/18		790,000	801,850
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		2,290,000	1,997,338
Reliant Energy, Inc.:
7.625% 6/15/14		4,720,000	4,684,600
7.875% 6/15/17		2,895,000	2,866,050
Southern California Edison Co. 5.95% 2/1/38		5,000,000	5,012,895
			79,903,214
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		785,000	763,413
8.75% 2/15/12		615,000	622,688
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,100,000	2,782,250
NiSource Finance Corp. 5.45% 9/15/20		1,650,000	1,495,864
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,775,000	1,522,063
			7,186,278
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,467,500
7.75% 10/15/15		3,805,000	3,871,588
8% 10/15/17		1,770,000	1,807,613
8.875% 2/15/11		1,407,000	1,463,280
9.375% 9/15/10		7,000	7,324
9.5% 6/1/09		19,000	19,523
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,513,000
Mirant North America LLC 7.375% 12/31/13		2,000,000	2,007,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.:
7.25% 2/1/14		$ 2,280,000	$ 2,223,000
7.375% 2/1/16		4,135,000	3,990,275
7.375% 1/15/17		2,780,000	2,668,800
Tenaska Alabama Partners LP 7% 6/30/21 (f)		462,158	443,671
TXU Corp. 5.55% 11/15/14		3,140,000	2,480,600
			35,963,674
Multi-Utilities - 0.3%
Aquila, Inc. 14.875% 7/1/12		155,000	193,750
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,588,416
Dominion Resources, Inc. 7.5% 6/30/66 (j)		9,800,000	9,401,767
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		17,430,000	18,083,172
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	112,350
Utilicorp United, Inc. 9.95% 2/1/11 (j)		45,000	48,150
			33,427,605
TOTAL UTILITIES			156,480,771
TOTAL NONCONVERTIBLE BONDS			1,326,341,912
TOTAL CORPORATE BONDS (Cost $1,363,926,181)			1,335,561,231
U.S. Government and Government Agency Obligations - 21.9%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.625% 2/12/13		120,125,000	121,572,506
4.375% 7/17/13 (o)		8,745,000	9,135,062
4.75% 11/19/12		24,650,000	26,201,939
5% 2/16/12		8,000,000	8,565,424
Freddie Mac:
4.125% 12/21/12		55,225,000	57,183,058
5.25% 7/18/11 (e)		100,000,000	107,398,600
Tennessee Valley Authority 5.375% 4/1/56		385,000	403,114
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			330,459,703
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12		$ 46,578,600	$ 50,450,679
2% 1/15/14 (e)(o)		320,776,661	348,194,100
2% 7/15/14 (e)		72,428,850	78,783,647
2.375% 4/15/11		76,191,120	82,423,426
2.625% 7/15/17		119,584,740	136,423,387
3.5% 1/15/11		24,136,400	26,866,788
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			723,142,027
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bonds:
5.375% 2/15/31 (o)		32,451,000	36,971,327
6.25% 5/15/30 (e)		191,776,000	242,177,034
stripped principal:
2/15/15		78,530,000	62,424,125
5/15/30		35,870,000	12,844,437
U.S. Treasury Notes:
2.75% 2/28/13 (g)		61,913,000	62,563,199
3.625% 12/31/12 (e)		135,022,000	141,952,409
4.25% 9/30/12 (e)		100,000,000	107,867,200
4.25% 8/15/14 (e)		360,000,000	388,687,680
4.5% 9/30/11 (e)(o)		91,855,000	99,483,282
4.875% 6/30/12 (e)		181,927,000	200,688,222
TOTAL U.S. TREASURY OBLIGATIONS			1,355,658,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,239,913,292)			2,409,260,645
U.S. Government Agency - Mortgage Securities - 10.6%
		Principal Amount	Value
Fannie Mae - 8.9%
3.813% 10/1/33 (j)		$ 2,403,315	$ 2,415,865
4.5% 4/1/20		2,503,311	2,518,014
4.657% 5/1/35 (j)		3,008,955	3,051,520
5% 8/1/18 to 3/1/23		24,386,117	24,704,499
5% 6/1/21 (g)		402,382	407,915
5% 3/1/38 (g)		25,000,000	24,630,203
5% 3/1/38 (g)		113,000,000	111,328,515
5.099% 5/1/35 (j)		2,958,128	3,009,795
5.298% 2/1/36 (j)		2,387,124	2,469,348
5.304% 12/1/35 (j)		1,359,352	1,404,159
5.5% 8/1/20 to 11/1/37		493,983,636	501,708,214
5.5% 3/1/38 (g)		50,000,000	50,326,875
5.638% 7/1/37 (j)		1,520,782	1,566,979
6% 6/1/22 to 12/1/37 (h)		193,600,656	198,170,909
6.03% 4/1/36 (j)		1,139,128	1,181,134
6.224% 6/1/36 (j)		465,126	476,790
6.307% 4/1/36 (j)		1,053,697	1,092,552
6.5% 12/1/34 to 11/1/37		54,370,875	56,519,272
TOTAL FANNIE MAE			986,982,558
Freddie Mac - 1.7%
4.394% 1/1/35 (j)		5,330,104	5,446,311
4.612% 2/1/35 (j)		5,753,874	5,894,488
4.737% 10/1/35 (j)		12,804,688	13,133,128
5.5% 11/1/17		4,334,253	4,453,909
5.762% 10/1/35 (j)		821,045	846,596
5.848% 6/1/36 (j)		1,317,227	1,360,597
6% 3/1/38		140,000,000	143,051,286
6.027% 6/1/36 (j)		1,271,069	1,312,266
6.03% 7/1/37 (j)		6,730,599	6,919,124
6.093% 4/1/36 (j)		2,019,436	2,089,678
6.1% 6/1/36 (j)		1,191,453	1,232,224
TOTAL FREDDIE MAC			185,739,607
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,162,327,532)			1,172,722,165
Asset-Backed Securities - 0.3%
		Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 3.535% 11/25/50 (j)		$ 23,193	$ 21,254
Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (f)(j)		2,590,000	2,196,992
Airspeed Ltd. Series 2007-1A Class C1, 5.6213% 6/15/32 (f)(j)		4,838,439	3,822,367
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (f)		2,215,000	2,063,051
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.885% 9/25/34 (j)		246,014	125,467
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,538,509
Class D, 7.16% 1/15/13 (f)		160,000	161,063
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	346,307
Class C, 5.77% 5/20/10 (f)		325,000	322,778
Class D, 6.15% 4/20/11 (f)		550,000	544,649
Capmark VII Ltd. Series 2006-7A Class H, 4.6713% 8/20/36 (f)(j)		500,000	275,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (f)(j)		290,000	21,362
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.885% 12/25/46 (f)(j)		250,000	62,500
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		496,608	4,966
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	204,450
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	955,918
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	884,234
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	876,334
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,231,965	1,192,505
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (f)(j)		421,734	253,040
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.785% 9/25/46 (f)(j)		250,000	75,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	1,250
Kent Funding III Ltd. Series 2006-3A Class D, 6.3438% 10/29/47 (j)		259,353	2,594
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,000	132,186
Asset-Backed Securities - continued
		Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 5.035% 7/25/36 (j)		$ 150,000	$ 9,469
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 3.565% 5/25/46 (f)(j)		250,000	143,555
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (f)(j)		5,400,000	5,246,640
N-Star Real Estate CDO Ltd. Series 1A Class B1, 4.765% 8/28/38 (f)(j)		195,000	162,825
Newcastle CDO VIII Series 2006-8A Class 10, 5.385% 11/1/52 (f)(j)		250,000	25,000
Resource Real Estate Funding CDO Series 2007-1A Class J, 6.085% 9/1/46 (f)(j)		250,000	109,319
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.2906% 12/15/26 (f)(j)		185,000	111,422
SIRENS B.V. Series 2007-2 Class A1, 6.1769% 4/13/10 (f)(j)		10,000,000	9,668,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (f)(j)		100,000	6,631
Swift Master Auto Receivables Trust Series 2007-1 Class B, 3.3413% 6/15/12 (j)		3,285,000	3,114,014
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (f)		235,000	135,407
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	1,128,891
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.635% 10/25/36 (f)(j)		1,330,000	103,389
TOTAL ASSET-BACKED SECURITIES (Cost $42,720,774)			36,048,338
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.1%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		189,957	142,035
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		314,815	100,741
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3051% 8/25/19 (f)(j)		78,541	35,344
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)		15,395,309	1,501,043
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (j)		468,526	466,110
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	2,347
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		$ 93,236	$ 60,370
Series 2003-35 Class B, 4.639% 9/25/18 (j)		171,017	128,787
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (j)		2,118,266	2,094,196
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(j)		388,524	255,947
Series 2004-3 Class DB4, 5.8416% 4/25/34 (j)		117,714	5,886
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (f)(j)		250,000	250,179
Class G, 6.78% 3/18/11 (f)(j)		250,000	251,416
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		324,000	128,943
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		161,280	64,782
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (j)		2,221,240	2,200,147
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		90,000	86,213
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 5.435% 7/25/36 (f)(j)		4,165,000	315,226
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (j)		4,779,861	4,676,311
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.815% 6/10/35 (f)(j)		36,413	33,015
Class B5, 5.415% 6/10/35 (f)(j)		27,310	24,438
Class B6, 5.915% 6/10/35 (f)(j)		13,655	11,738
RESIX Finance Ltd. floater Series 2007-A Class BB, 6.4713% 2/15/39 (f)(j)		496,720	330,940
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 5.135% 9/25/35 (f)(j)		530,000	53,000
Series 2006-BC5 Class B, 5.635% 12/25/36 (f)(j)		1,050,000	87,212
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		307,642	84,602
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (j)		612,759	604,052
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (j)		1,195,643	1,194,803
TOTAL PRIVATE SPONSOR			15,189,823
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		$ 4,340,086	$ 4,461,249
Series 2002-9 Class PC, 6% 3/25/17		767,429	794,945
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	49,124,773
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,617,503
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,618,624
TOTAL U.S. GOVERNMENT AGENCY			65,617,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,810,742)			80,806,917
Commercial Mortgage Securities - 1.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.12% 2/14/29 (f)(j)		750,000	750,000
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,675,878
Class B5, 7.525% 4/14/29		129,000	108,824
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (f)		96,080	111,212
Class HSD, 4.954% 3/11/41 (f)		100,000	85,281
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	176,822
Series 2004-5 Class G, 5.3913% 11/10/41 (f)(j)		135,000	96,368
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		170,000	48,450
Series 2007-BBA8 Class L, 5.0213% 3/15/22 (f)(j)		214,000	134,820
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (f)		490,787	122,697
Citigroup Commercial Mortgage Trust:
Series 2006-FL2 Class CNP3, 4.3213% 8/16/21 (f)(j)		5,182,308	4,766,104
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)		9,771,735	9,664,730
Series 2007-FL3A Class A2, 3.2613% 4/15/22 (f)(j)		6,878,000	6,761,280
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,740,983
Commercial Mortgage Securities - continued
		Principal Amount	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	$ 138,000	$ 98,170
Class G, 5.01% 5/15/44 (j)	CAD	30,000	19,237
Class H, 5.01% 5/15/44 (j)	CAD	20,000	11,875
Class J, 5.01% 5/15/44 (j)	CAD	20,000	11,131
Class K, 5.01% 5/15/44 (j)	CAD	10,000	4,910
Class L, 5.01% 5/15/44 (j)	CAD	36,000	14,792
Class M, 5.01% 5/15/44 (j)	CAD	165,000	42,081
COMM pass-thru certificates Series 2001-J2A Class F, 7.1575% 7/16/34 (f)(j)		190,000	157,723
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	448,486
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	504,803
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	477,639
Series 1998-C1 Class H, 6% 5/17/40 (f)		130,000	45,500
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		165,000	160,369
Series 2003-C3 Class J, 4.231% 5/15/38 (f)		300,000	199,903
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 5.0213% 2/15/22 (f)(j)		100,000	67,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	509,947
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	211,684
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4088% 6/10/31 (f)(j)		365,000	396,896
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0598% 4/29/39 (f)(j)		129,511	129,511
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (f)		50,000	47,839
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1367% 12/10/35 (f)(j)		55,000	51,689
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		4,514,628	4,556,856
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		200,000	190,054
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		126,149	75,689
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	464,022
Series 1999-C2I Class K, 6.481% 9/15/33 (m)		285,000	114,000
Commercial Mortgage Securities - continued
		Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (f)		$ 226,000	$ 218,549
Class K, 6.974% 8/15/36 (f)		427,000	321,985
Series 2000-C1:
Class G, 7% 3/15/33 (f)		120,000	115,969
Class H, 7% 3/15/33 (f)		100,000	100,297
Class K, 7% 3/15/33 (f)		90,000	80,761
Series 2003-J10 Class B2, 6.75% 4/15/29 (j)		500,000	404,375
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		86,000	80,820
Series 2003-C2 Class J, 5.234% 11/5/13 (f)(j)		250,000	193,118
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.9313% 6/6/20 (f)(j)		250,000	207,500
Series 2007-EOP Class L, 5.84% 3/1/20 (f)(j)		400,000	356,000
Series 1998-GLII Class G, 7.176% 4/13/31 (f)(j)		600,000	542,250
Series 2006-RR2:
Class M, 5.8195% 6/1/46 (f)(j)		100,000	41,775
Class N, 5.8195% 6/1/46 (f)(j)		100,000	39,993
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	12,406,222
Class A4, 5.9933% 8/10/45 (j)		10,000,000	9,708,131
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-CIB4:
Class E, 6.7135% 5/12/34 (f)(j)		190,000	180,881
Class F, 7.1055% 5/12/34 (f)(j)		78,000	72,278
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (f)(j)		215,637	194,578
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 3.2513% 11/15/18 (f)(j)		10,000,000	9,689,105
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		65,000	52,788
Series 2004-LN2 Class D, 5.2063% 7/15/41 (j)		420,000	318,347
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		250,000	247,583
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)		8,375,000	8,211,858
Series 2006-C7 Class A1, 5.279% 11/15/38		957,784	950,709
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,388,432
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,879,602
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(j)		165,000	126,444
Commercial Mortgage Securities - continued
		Principal Amount	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (f)		$ 180,000	$ 179,845
Class I11, 7.72% 7/26/08 (f)		100,000	99,840
Class I12, 7.72% 7/26/08 (f)		100,000	94,076
Class I9, 7.72% 7/26/08 (f)		153,200	153,133
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(j)		100,000	61,965
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	174,837
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (j)		1,075,000	1,044,498
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	9,562,772
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	9,341,994
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,507,269
Series 2004-IQ7 Class E, 5.5398% 6/15/38 (f)(j)		120,000	89,567
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		344,000	331,262
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (f)		160,000	110,888
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		395,843	374,041
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	89,127
Class G, 4.456% 9/12/38	CAD	54,000	43,278
Class H, 4.456% 9/12/38	CAD	36,000	27,866
Class J, 4.456% 9/12/38	CAD	36,000	23,481
Class K, 4.456% 9/12/38	CAD	18,000	10,594
Class L, 4.456% 9/12/38	CAD	26,000	14,260
Class M, 4.456% 9/12/38	CAD	130,000	47,329
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	102,285
Class G, 4.57% 4/12/23	CAD	42,000	32,820
Class H, 4.57% 4/12/23	CAD	42,000	30,133
Class J, 4.57% 4/12/23	CAD	42,000	26,817
Class K, 4.57% 4/12/23	CAD	21,000	12,564
Class L, 4.57% 4/12/23	CAD	63,000	35,358
Class M, 4.57% 4/12/23	CAD	185,000	66,091
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(j)		165,000	161,450
Commercial Mortgage Securities - continued
		Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA: - continued
Class F6, 6.5% 2/18/34 (f)(j)		$ 37,000	$ 33,484
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	80,729
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.6963% 9/15/09 (f)(j)		110,000	98,564
Class G, 3.6963% 9/15/09 (f)(j)		200,000	174,037
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,279,599
Series 2007-C32 Class A2, 5.9242% 6/15/49 (j)		10,000,000	9,846,280
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (f)(j)		400,000	238,168
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $153,763,833)			148,985,906
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,864,359	1,640,636
3% 4/30/13 (j)		1,721,250	1,451,540
3.092% 8/3/12 (j)		3,000,000	2,625,176
7% 3/28/11		15,495,000	14,456,404
7% 9/12/13		10,260,000	8,910,525
Brazilian Federative Republic:
7.125% 1/20/37		1,490,000	1,609,200
8.25% 1/20/34		410,000	495,485
8.75% 2/4/25		280,000	346,500
12.25% 3/6/30		895,000	1,490,175
12.75% 1/15/20		490,000	768,070
Central Bank of Nigeria promissory note 5.092% 1/5/10		542,952	522,807
Chilean Republic 5.5% 1/15/13		570,000	607,164
Colombian Republic:
7.375% 9/18/37		2,405,000	2,561,325
11.75% 2/25/20		687,000	1,004,738
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		1,185,000	1,060,575
Dominican Republic:
Brady 5.7188% 8/30/24 (j)		1,500,000	1,460,625
9.04% 1/23/18 (f)		3,120,449	3,412,211
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Dominican Republic: - continued
9.5% 9/27/11 (Reg. S)		$ 1,440,375	$ 1,519,596
Ecuador Republic:
10% 8/15/30 (Reg. S)		4,100,000	4,018,000
euro par 5% 2/28/25		218,000	163,500
Gabonese Republic 8.2% 12/12/17 (f)		2,755,000	2,899,638
Ghana Republic 8.5% 10/4/17 (f)		2,005,000	2,105,250
Indonesian Republic:
6.625% 2/17/37 (f)		1,475,000	1,368,063
6.75% 3/10/14 (Reg. S)		1,525,000	1,584,170
6.875% 1/17/18 (f)		1,200,000	1,248,000
7.5% 1/15/16 (f)		485,000	522,006
7.75% 1/17/38 (f)		1,395,000	1,454,288
8.5% 10/12/35 (f)		650,000	736,125
8.5% 10/12/35 (Reg. S)		735,000	832,388
Islamic Republic of Pakistan:
6.75% 2/19/09		2,710,000	2,669,350
7.125% 3/31/16 (f)		1,450,000	1,261,500
Lebanese Republic:
7.125% 3/5/10		250,000	241,250
7.75% 9/7/12		400,000	385,000
7.875% 5/20/11 (Reg. S)		1,080,000	1,053,000
8.1563% 11/30/09 (f)(j)		105,000	102,900
8.1563% 11/30/09 (Reg. S) (j)		1,900,000	1,862,000
8.625% 6/20/13 (Reg. S)		2,970,000	2,932,875
10.125% 8/6/08 (Reg. S)		1,650,000	1,660,313
10.25% 10/6/09 (Reg. S)		400,000	409,500
Peruvian Republic:
6.4375% 3/7/27 (j)		340,000	340,000
euro Brady past due interest 6.4375% 3/7/17 (j)		2,600,500	2,593,999
Philippine Republic:
8.25% 1/15/14		815,000	922,988
9.5% 2/2/30		1,375,000	1,789,288
9.875% 1/15/19		1,185,000	1,515,378
10.625% 3/16/25		1,365,000	1,897,350
Republic of Fiji 6.875% 9/13/11		890,000	787,650
Republic of Serbia 3.75% 11/1/24 (d)(f)		1,140,000	1,077,300
Russian Federation:
7.5% 3/31/30 (Reg. S)		10,179,180	11,642,437
11% 7/24/18 (Reg. S)		500,000	717,500
12.75% 6/24/28 (Reg. S)		1,490,000	2,683,863
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Turkish Republic:
6.75% 4/3/18		$ 1,965,000	$ 1,987,106
6.875% 3/17/36		3,285,000	3,030,413
7% 9/26/16		1,020,000	1,067,175
7.25% 3/5/38		1,050,000	1,002,750
7.375% 2/5/25		1,925,000	1,956,281
11.5% 1/23/12		525,000	638,531
11.875% 1/15/30		1,410,000	2,133,330
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		535,000	529,008
Ukraine Government:
6.385% 6/26/12 (Reg. S)		780,000	792,636
6.75% 11/14/17 (f)		3,755,000	3,712,944
United Mexican States:
6.75% 9/27/34		85,000	93,500
7.5% 4/8/33		1,075,000	1,284,625
8.3% 8/15/31		815,000	1,052,410
Uruguay Republic 8% 11/18/22		1,486,902	1,605,854
Venezuelan Republic:
4.8938% 4/20/11 (Reg. S) (j)		2,390,000	2,103,200
7% 3/31/38		720,000	535,320
8.5% 10/8/14		1,690,000	1,639,300
9.25% 9/15/27		4,190,000	4,127,150
9.375% 1/13/34		1,160,000	1,136,800
10.75% 9/19/13		4,660,000	4,974,550
13.625% 8/15/18		2,293,000	2,866,250
Vietnamese Socialist Republic Brady par 4% 3/12/28 (d)		90,000	76,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $139,794,432)			139,765,254
Preferred Stocks - 0.0%
		Shares	Value
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp. 4.99%		2,927	$ 3,959,012
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%		10,000	462,800
TOTAL CONVERTIBLE PREFERRED STOCKS			4,421,812
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind		520	650,000
TOTAL PREFERRED STOCKS (Cost $5,043,244)			5,071,812
Floating Rate Loans - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.3801% 4/24/08 (j)	$ 230,849	221,615
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (j)	2,060,832	1,901,118
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4905% 9/29/14 (j)	908,456	756,290
Tranche DD 1LN, term loan 9/29/14 (j)(n)	31,544	26,260
Zuffa LLC term loan 5.1875% 6/19/15 (j)	3,639,290	2,547,503
		5,231,171
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (j)	98,114	92,227
Toys 'R' US, Inc. term loan 6.2638% 12/9/08 (j)	500,000	452,500
		544,727
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (j)	$ 165,000	$ 154,688
Tranche B 1LN, term loan 4.9977% 9/5/13 (j)	610,000	578,738
		733,426
TOTAL CONSUMER DISCRETIONARY		6,730,939
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. term loan:
8.3538% 4/1/14 (j)	2,720,000	2,461,600
8.625% 4/1/15 (j)	3,045,000	2,938,425
		5,400,025
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.5% 2/27/14 (j)	65,000	19,500
Tranche B 1LN, term loan 9.7606% 2/27/13 (j)	95,839	67,087
		86,587
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 5.02% 12/16/10 (j)	250,000	233,750
General Growth Properties, Inc. Tranche A1, term loan 4.42% 2/24/10 (j)	209,211	173,645
Spirit Finance Corp. term loan 6.2394% 8/1/13 (j)	74,000	58,090
		465,485
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.92% 12/27/12 (j)	143,000	119,405
TOTAL FINANCIALS		671,477
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (j)	2,100,632	1,911,575
Tranche DD, term loan 7/25/14 (j)(n)	105,648	96,140
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 5.9986% 3/31/12 (j)	$ 365,000	$ 344,013
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)	2,210,000	2,033,200
		4,384,928
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 7.08% 4/10/14 (j)	3,480,000	2,853,600
TOTAL HEALTH CARE		7,238,528
INDUSTRIALS - 0.0%
Airlines - 0.0%
United Air Lines, Inc. Tranche B, term loan 6.9375% 2/1/14 (j)	2,795,000	2,319,850
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
term loan 6.705% 1/26/14 (j)	1,899,336	1,747,389
6.705% 1/26/14 (j)	120,664	111,011
		1,858,400
TOTAL INDUSTRIALS		4,178,250
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.5827% 10/10/14 (j)	1,540,000	1,401,400
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (j)	1,659,600	1,335,978
TOTAL INFORMATION TECHNOLOGY		2,737,378
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (j)	1,225,000	1,123,938
Floating Rate Loans - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (j)	$ 465,000	$ 418,500
Intelsat Ltd. Tranche B, term loan 4.8938% 7/3/13 (j)	985,819	916,811
		1,335,311
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (j)	9,925	8,883
TOTAL TELECOMMUNICATION SERVICES		1,344,194
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (j)	690,978	628,790
6.48% 2/1/13 (j)	319,022	290,310
		919,100
TOTAL FLOATING RATE LOANS (Cost $31,753,116)		30,343,829
Fixed-Income Funds - 49.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,866,749	347,736,724
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	5,301,934	493,663,050
Fidelity Corporate Bond 1-10 Year Central Fund (k)	15,303,488	1,534,327,755
Fidelity Floating Rate Central Fund (k)	3,975,140	355,616,024
Fidelity Mortgage Backed Securities Central Fund (k)	19,222,720	1,929,192,208
Fidelity Ultra-Short Central Fund (k)	9,243,321	792,984,520
TOTAL FIXED-INCOME FUNDS (Cost $5,630,189,975)		5,453,520,281
Preferred Securities - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,940,000	$ 4,098,791
Net Servicos de Comunicacao SA 9.25% (f)	1,035,000	1,071,757
		5,170,548
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	7,334,000	7,542,500
TOTAL PREFERRED SECURITIES (Cost $12,562,645)		12,713,048
Cash Equivalents - 19.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 558,721,946	558,574,000
(Collateralized by U.S. Government Obligations) # (a)	1,575,964,520	1,575,547,000
(Collateralized by U.S. Government Obligations) #	6,348,683	6,347,000
TOTAL CASH EQUIVALENTS (Cost $2,140,468,000)		2,140,468,000
TOTAL INVESTMENT PORTFOLIO - 117.6% (Cost $13,007,273,766)		12,965,267,426
NET OTHER ASSETS - (17.6)%		(1,942,670,624)
NET ASSETS - 100%		$ 11,022,596,802
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)

	August 2037	$ 7,200,000	$ 5,220,000
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	(30,798)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	39,167	(17,521)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	57,619	(16,556)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,500,000	27,775
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	180,421
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	6,300,000	130,388
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%

	March 2013	$ 1,700,000	$ 15,952
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,900,000	392,318
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	15,764
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	15,764
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	40,324
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	11,973
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,700,000	15,952
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	3,800,000	19,106
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 5,000,000	$ 10,889
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	4,600,000	(3,427,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	4,000,000	(2,980,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	2,800,000	(2,086,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	6,000,000	(4,470,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	7,200,000	(5,364,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	2,600,000	(1,937,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	82,002	(8,820)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 134,000	$ (50,546)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(17,807)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(53,591)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(71,731)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,000,115)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	83,835	(26,408)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	37,581	(31,530)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 11,800	$ (10,023)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(571,190)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(46,877)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(997,954)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/35	Oct. 2036	1,200,000	(809,812)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,600,000	(139,619)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,630,000	(134,505)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 4,000,000	$ (175,603)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(163,891)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	4,000,000	(187,811)
TOTAL CREDIT DEFAULT SWAPS		104,293,004	(21,730,082)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	43,218
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	88,921
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	80,994
Receive semi-annually a fixed rate equal to 3.41% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	250,000,000	800,300
Receive semi-annually a fixed rate equal to 4.382% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2012	100,000,000	4,530,510
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	8,022,250
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	$ 50,000,000	$ 4,239,835
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	6,663,923
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	5,530,215
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	1,134,362
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	9,125,350
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,130,225
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,702,222
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	1,408,971
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	4,643,335
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	2,385,888
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 4,422,960
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	7,104,471
TOTAL INTEREST RATE SWAPS		1,143,635,000	66,057,950
		$ 1,247,928,004	$ 44,327,868
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,589,314 or 3.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
Real Estate Asset Liquidity Trust Series 2006-2: Class F, 4.456% 9/12/38	10/2/06	$ 80,777
Class G, 4.456% 9/12/38	10/2/06	$ 39,498
Class H, 4.456% 9/12/38	10/2/06	$ 22,997
Class J, 4.456% 9/12/38	10/2/06	$ 21,304
Class K, 4.456% 9/12/38	10/2/06	$ 9,417
Class L, 4.456% 9/12/38	10/2/06	$ 13,077
Class M, 4.456% 9/12/38	10/2/06	$ 43,033

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $137,192 and $122,400, respectively. The coupon rate will be determined at time of settlement.

(o) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,131,767.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$558,574,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 22,746,626
Banc of America Securities LLC	36,379,115
Bank of America, NA	54,591,901
Barclays Capital, Inc.	272,157,735
ING Financial Markets LLC	56,690,833
J.P. Morgan Securities, Inc.	18,197,300
Societe Generale, New York Branch	47,767,914
UBS Securities LLC	45,493,251
WestLB AG	4,549,325
$ 558,574,000
Repurchase Agreement / Counterparty	Value
$1,575,547,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 897,488,049
Bank of America, NA	560,930,030
Barclays Capital, Inc.	117,128,921
$ 1,575,547,000
$6,347,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 2,352,483
Banc of America Securities LLC	1,759,658
Societe Generale, New York Branch	2,234,859
$ 6,347,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 8,403,390
Fidelity 2-5 Year Duration Securitized Bond Central Fund	11,860,179
Fidelity Corporate Bond 1-10 Year Central Fund	33,002,331
Fidelity Floating Rate Central Fund	12,625,812
Fidelity Mortgage Backed Securities Central Fund	41,224,184
Fidelity Ultra-Short Central Fund	23,500,542
Total	$ 130,616,438
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 56,397,615	$ -	$ 347,736,724	17.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	402,255,147	115,483,530	-	493,663,050	14.9%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	757,238,661	-	1,534,327,755	20.0%
Fidelity Floating Rate Central Fund	228,686,671	178,315,376	23,315,935	355,616,024	15.4%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	930,859,377	-	1,929,192,208	21.3%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	373,355,337	792,984,520	11.4%
Total	$ 3,544,679,501	$ 2,415,568,345	$ 396,671,272	$ 5,453,520,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $1,543,272,795 and repurchase agreements of $2,140,468,000) - See accompanying schedule: Unaffiliated issuers (cost $7,377,083,791)	$ 7,511,747,145
Fidelity Central Funds (cost $5,630,189,975)	5,453,520,281
Total Investments (cost $13,007,273,766)		$ 12,965,267,426
Commitment to sell securities on a delayed delivery basis	(10,221,074)
Receivable for securities sold on a delayed delivery basis	10,187,500	(33,574)
Receivable for investments sold, regular delivery		75,278,533
Cash		871,235
Receivable for swap agreements		30,183
Receivable for fund shares sold		10,574,527
Interest receivable		48,444,120
Distributions receivable from Fidelity Central Funds		23,272,615
Swap agreements, at value		44,327,868
Total assets		13,168,032,933

Liabilities
Payable for investments purchased Regular delivery	$ 89,663,814
Delayed delivery	460,514,651
Payable for fund shares redeemed	14,528,745
Distributions payable	908,188
Accrued management fee	2,853,538
Distribution fees payable	56,458
Other affiliated payables	1,276,978
Other payables and accrued expenses	86,759
Collateral on securities loaned, at value	1,575,547,000
Total liabilities		2,145,436,131

Net Assets		$ 11,022,596,802
Net Assets consist of:
Paid in capital		$ 10,970,204,963
Undistributed net investment income		3,489,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,000,841
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,901,610
Net Assets		$ 11,022,596,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,286,034 ÷ 7,732,089 shares)	$ 10.38

Maximum offering price per share (100/96.00 of $10.38)	$ 10.81
Class T: Net Asset Value and redemption price per share ($46,817,872 ÷ 4,513,262 shares)	$ 10.37

Maximum offering price per share (100/96.00 of $10.37)	$ 10.80
Class B: Net Asset Value and offering price per share ($10,779,919 ÷ 1,037,924 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($27,374,521 ÷ 2,636,418 shares)A	$ 10.38

Total Bond: Net Asset Value, offering price and redemption price per share ($9,766,655,316 ÷ 940,688,716 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,090,683,140 ÷ 105,163,820 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008

Investment Income
Dividends		$ 484,437
Interest		119,501,775
Income from Fidelity Central Funds		130,616,438
Total income		250,602,650

Expenses
Management fee	$ 14,502,546
Transfer agent fees	4,870,196
Distribution fees	291,580
Fund wide operations fee	1,591,041
Independent trustees' compensation	17,175
Miscellaneous	10,891
Total expenses before reductions	21,283,429
Expense reductions	(206,131)	21,077,298
Net investment income		229,525,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,127,923
Fidelity Central Funds	(12,891,707)
Foreign currency transactions	(59)
Swap agreements	24,873
Total net realized gain (loss)		67,261,030
Change in net unrealized appreciation (depreciation) on: Investment securities	13,204,677
Assets and liabilities in foreign currencies	17
Swap agreements	41,172,987
Delayed delivery commitments	(33,574)
Total change in net unrealized appreciation (depreciation)		54,344,107
Net gain (loss)		121,605,137
Net increase (decrease) in net assets resulting from operations		$ 351,130,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 229,525,352	$ 212,551,890
Net realized gain (loss)	67,261,030	(6,020,604)
Change in net unrealized appreciation (depreciation)	54,344,107	(85,266,164)
Net increase (decrease) in net assets resulting from operations	351,130,489	121,265,122
Distributions to shareholders from net investment income	(230,566,361)	(198,338,706)
Distributions to shareholders from net realized gain	(24,508,757)	(4,857,769)
Total distributions	(255,075,118)	(203,196,475)
Share transactions - net increase (decrease)	4,012,518,390	4,556,920,613
Total increase (decrease) in net assets	4,108,573,761	4,474,989,260

Net Assets
Beginning of period	6,914,023,041	2,439,033,781
End of period (including undistributed net investment income of $3,489,388 and undistributed net investment income of $4,530,397, respectively)	$ 11,022,596,802	$ 6,914,023,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.240	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.138	(.141)	.105	(.294) H	.183	.145
Total from investment operations	.378	.367	.148	.182	.570	.191
Distributions from net investment income	(.243)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.71%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.80% A	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.80% A	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.80% A	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.68% A	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,286	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.241	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.137	(.143)	.105	(.296) H	.173	.144
Total from investment operations	.378	.365	.147	.170	.550	.189
Distributions from net investment income	(.243)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.37	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	3.73%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, K
Expenses before reductions	.79% A	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.79% A	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.79% A	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.69% A	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,818	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.147	(.145)	.104	(.296) H	.182	.145
Total from investment operations	.349	.287	.141	.103	.491	.181
Distributions from net investment income	(.204)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.229)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.39	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.43%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.54% A	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.54% A	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.54% A	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.94% A	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,780	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.138	(.145)	.105	(.293) H	.181	.145
Total from investment operations	.340	.284	.141	.096	.480	.180
Distributions from net investment income	(.205)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.230)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.34%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, K
Expenses before reductions	1.55% A	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.55% A	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.54% A	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.94% A	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,375	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 K	2005 K	2004 K	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.258	.543	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.138	(.143)	.105	(.290) G	.182	.237	.269
Total from investment operations	.396	.400	.151	.216	.593	.577	.501
Distributions from net investment income	(.261)	(.503)	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	(.060)	-
Total distributions	(.286)	(.520)	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	3.90%	3.89%	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, J
Expenses before reductions	.45% A	.45%	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.03% A	5.25%	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,766,655	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	142% A	116% L	53% A	99%	193%	251%	423%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period October 15, 2002 (commencement of operations) to July 31, 2003. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2006 K	2005 K	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.253	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.140	(.134)	.105	(.294)G	.182	.145
Total from investment operations	.393	.393	.150	.199	.592	.193
Distributions from net investment income	(.258)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.283)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.37	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.87%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.51% A	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.51% A	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.51% A	.49%	.54% A	.56%	.61%	.65% A
Net investment income	4.98% A	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,090,683	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	142% A	116% L	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 244,471,109
Unrealized depreciation	(281,605,208)
Net unrealized appreciation (depreciation)	$ (37,134,099)
Cost for federal income tax purposes	$ 13,002,401,525

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $137,192.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,679,607,956 and $612,384,045, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 80,700	$ 9,142
Class T	0%	.25%	61,880	-
Class B	.65%	.25%	35,082	25,337
Class C	.75%	.25%	113,918	25,144
			$ 291,580	$ 59,623

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,344
Class T	1,687
Class B*	3,821
Class C*	1,872
$ 21,724

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to each account size and type of account of the shareholders of the respective class of the Fund except for Total Bond shares. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for type setting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Total Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 63,408.20
Class T	45,922.19
Class B	10,931.28
Class C	20,953.19
Total Bond	4,172,586.10
Institutional Class	556,396.16
	$ 4,870,196

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10,891 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,737,505.

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fees expenses by $31,984. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 121
Total Bond	160,208
Institutional Class	13,818
$ 174,147

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,501,951	$ 1,100,606
Class T	1,167,241	1,373,421
Class B	152,729	136,878
Class C	447,956	457,270
Total Bond	209,680,600	191,143,423
Institutional Class	17,615,884	4,127,108
Total	$ 230,566,361	$ 198,338,706
From net realized gain
Class A	$ 158,977	$ 27,576
Class T	118,778	34,295
Class B	17,979	5,072
Class C	58,549	16,001
Total Bond	22,110,637	4,768,190
Institutional Class	2,043,837	6,635
Total	$ 24,508,757	$ 4,857,769

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,684,698	5,058,526	$ 38,147,770	$ 52,475,077
Reinvestment of distributions	144,476	89,369	1,495,006	927,501
Shares redeemed	(779,053)	(1,118,505)	(8,057,541)	(11,603,024)
Net increase (decrease)	3,050,121	4,029,390	$ 31,585,235	$ 41,799,554
Class T
Shares sold	1,883,324	4,727,867	$ 19,438,290	$ 49,238,640
Reinvestment of distributions	120,092	129,776	1,241,147	1,346,799
Shares redeemed	(1,602,779)	(1,351,158)	(16,595,015)	(13,923,481)
Net increase (decrease)	400,637	3,506,485	$ 4,084,422	$ 36,661,958
Class B
Shares sold	525,008	539,386	$ 5,444,562	$ 5,591,610
Reinvestment of distributions	11,887	9,450	123,043	98,229
Shares redeemed	(88,407)	(124,884)	(911,905)	(1,299,404)
Net increase (decrease)	448,488	423,952	$ 4,655,700	$ 4,390,435
Class C
Shares sold	1,089,531	1,926,281	$ 11,264,054	$ 20,051,168
Reinvestment of distributions	42,744	38,210	442,212	397,140
Shares redeemed	(335,493)	(327,493)	(3,467,601)	(3,406,204)
Net increase (decrease)	796,782	1,636,998	$ 8,238,665	$ 17,042,104
Total Bond
Shares sold	419,950,841	449,525,248	$ 4,343,904,523	$ 4,670,295,711
Reinvestment of distributions	21,813,765	18,043,057	225,733,341	187,426,399
Shares redeemed	(129,283,880)	(72,384,207)	(1,342,469,147)	(750,709,047)
Net increase (decrease)	312,480,726	395,184,098	$ 3,227,168,717	$ 4,107,013,063
Institutional Class
Shares sold	72,780,640	34,101,050	$ 753,331,952	$ 352,256,185
Reinvestment of distributions	1,881,385	377,910	19,461,183	3,888,447
Shares redeemed	(3,484,232)	(594,798)	(36,007,484)	(6,131,133)
Net increase (decrease)	71,177,793	33,884,162	$ 736,785,651	$ 350,013,499

Semiannual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2008

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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19200 Von Karman Avenue
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1220 Roseville Parkway
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1740 Arden Way
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7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
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8 Montgomery Street
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3793 State Street
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1200 Wilshire Boulevard
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398 West El Camino Real
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111 South Westlake Blvd
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2001 North Main Street
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6326 Canoga Avenue
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Colorado

281 East Flatiron Circle
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1625 Broadway
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9185 Westview Road
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Connecticut

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Delaware

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Florida

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4400 N. Federal Highway
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4671 Town Center Parkway
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8880 Tamiami Trail, North
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230 Royal Palm Way
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Illinois

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Indiana

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Kansas

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Maine

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Maryland

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Bethesda, MD

610 York Road
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Massachusetts

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Boston, MA

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Boston, MA

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Burlington, MA

238 Main Street
Cambridge, MA

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Danvers, MA

Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
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30200 Northwestern Hwy.
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Minnesota

7740 France Avenue South
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8342 3rd Street North
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Missouri

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Nevada

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New Jersey

501 Route 73 South
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150 Essex Street
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35 Morris Street
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396 Route 17, North
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3518 Route 1 North
Princeton, NJ

530 Broad Street
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New Mexico

2261 Q Street NE
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New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
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200 Fifth Avenue
New York, NY

733 Third Avenue
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11 Penn Plaza
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2070 Broadway
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1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
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North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

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28699 Chagrin Boulevard
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Oregon

7493 SW Bridgeport Road
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Pennsylvania

600 West DeKalb Pike
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1735 Market Street
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Rhode Island

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3018 Peoples Street
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2035 Mallory Lane
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Texas

10000 Research Boulevard
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4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
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6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
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Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2008

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,037.10	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,037.30	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97
Class B
Actual	$ 1,000.00	$ 1,034.30	$ 7.79
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.72
Class C
Actual	$ 1,000.00	$ 1,033.40	$ 7.84
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Total Bond
Actual	$ 1,000.00	$ 1,039.00	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,038.70	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.79%
Class B	1.54%
Class C	1.55%
Total Bond	.45%
Institutional Class	.51%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 56.2%	U.S. Government and U.S. Government Agency Obligations 55.2%
AAA 10.8%	AAA 13.8%
AA 4.2%	AA 5.0%
A 7.0%	A 3.8%
BBB 12.8%	BBB 13.7%
BB and Below 9.6%	BB and Below 8.4%
Not Rated 0.6%	Not Rated 1.3%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets(dagger) (1.2)%	Short-Term Investments and Net Other Assets(dagger) (1.3)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.7	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.4	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 25.7%		Corporate Bonds 20.2%
	U.S. Government and U.S. Government Agency Obligations 56.2%		U.S. Government and U.S. Government Agency Obligations 55.2%
	Asset-Backed Securities 4.7%		Asset-Backed Securities 9.9%
	CMOs and Other Mortgage Related Securities 9.8%		CMOs and Other Mortgage Related Securities 11.5%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 4.8%		Other Investments 4.4%
	Short-Term Investments and Net Other Assets(dagger) (1.2)%		Short-Term Investments and Net Other Assets(dagger) (1.3)%
* Foreign investments	9.5%	** Foreign investments	9.2%
* Futures and Swaps	12.1%	** Futures and Swaps	13.0%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Corporate Bonds - 12.1%
		Principal Amount	Value
Convertible Bonds - 0.1%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 49,063
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		6,478,000	5,041,698
Nortel Networks Corp. 1.75% 4/15/12 (f)		3,689,000	2,646,858
			7,688,556
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		2,200,000	1,481,700
TOTAL INFORMATION TECHNOLOGY			9,170,256
TOTAL CONVERTIBLE BONDS			9,219,319
Nonconvertible Bonds - 12.0%
CONSUMER DISCRETIONARY - 1.8%
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		1,435,000	1,417,063
7.5% 4/1/27		1,935,000	1,693,125
			3,110,188
Hotels, Restaurants & Leisure - 0.7%
Cap Cana SA 9.625% 11/3/13 (f)		600,000	564,000
Carrols Corp. 9% 1/15/13		85,000	76,500
Chukchansi Economic Development Authority 8% 11/15/13 (f)		565,000	519,800
Harrah's Operating Co., Inc. 5.375% 12/15/13		1,795,000	1,193,675
Host Marriott LP:
6.375% 3/15/15		250,000	230,950
7.125% 11/1/13		4,590,000	4,498,200
ITT Corp. 7.375% 11/15/15		250,000	252,500
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,301,525
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)		2,510,000	2,309,200
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,797,647
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,911,956
6.625% 7/15/15		4,055,000	3,608,950
6.75% 9/1/12		3,665,000	3,435,938
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 1,855,000	$ 1,725,150
6.875% 4/1/16		2,095,000	1,880,263
7.625% 1/15/17		5,585,000	5,235,938
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,515,000	1,371,075
7.125% 8/15/14		2,885,000	2,452,250
NCL Corp. Ltd. 10.625% 7/15/14		1,000,000	1,010,000
Park Place Entertainment Corp. 8.125% 5/15/11		3,185,000	2,691,325
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	766,300
yankee:
7% 6/15/13		2,750,000	2,633,912
7.25% 6/15/16		4,190,000	3,917,650
7.5% 10/15/27		2,125,000	1,827,500
Scientific Games Corp. 6.25% 12/15/12		875,000	802,813
Seminole Hard Rock Entertainment, Inc. 7.4906% 3/15/14 (f)(j)		1,350,000	1,059,750
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,151,213
7.25% 5/1/12		4,750,000	4,500,625
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)		945,000	812,700
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	265,155
Station Casinos, Inc. 6.875% 3/1/16		3,180,000	2,059,050
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,270,000	2,065,700
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,025,000	1,009,625
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		40,000	23,200
9% 1/15/12		780,000	608,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		4,570,000	4,387,200
6.625% 12/1/14 (f)		3,940,000	3,772,550
			77,730,185
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	11,510,974
KB Home:
6.25% 6/15/15		535,000	479,494
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.375% 8/15/11		$ 535,000	$ 505,575
7.75% 2/1/10		535,000	516,275
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		680,000	686,800
			13,699,118
Media - 0.9%
AMC Entertainment, Inc. 8% 3/1/14		1,230,000	1,030,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	533,035
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,915,000	2,072,988
Cablevision Systems Corp.:
8% 4/15/12		1,810,000	1,746,650
9.6444% 4/1/09 (j)		340,000	340,000
Charter Communications Holdings I LLC:
9.92% 4/1/14		1,905,000	914,400
11.125% 1/15/14		685,000	321,950
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,990,000	4,222,950
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,260,000	2,999,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		4,165,000	3,810,975
Cox Communications, Inc. 6.45% 12/1/36 (f)		1,365,000	1,303,189
CSC Holdings, Inc.:
6.75% 4/15/12		1,210,000	1,155,550
7.625% 4/1/11		1,235,000	1,227,281
8.125% 7/15/09		365,000	371,388
EchoStar Communications Corp.:
6.375% 10/1/11		3,560,000	3,488,800
6.625% 10/1/14		935,000	897,600
7% 10/1/13		3,830,000	3,772,550
Kabel Deutschland GmbH 10.625% 7/1/14		2,000,000	1,890,000
Liberty Media Corp.:
8.25% 2/1/30		2,375,000	1,978,902
8.5% 7/15/29		760,000	650,558
News America Holdings, Inc. 7.75% 12/1/45		170,000	183,043
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
6.15% 3/1/37		$ 2,970,000	$ 2,816,602
6.2% 12/15/34		5,330,000	5,095,235
6.65% 11/15/37 (f)		15,817,000	15,931,990
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	952,000
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)		1,000,000	975,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)		795,000	506,813
10% 8/1/14		1,200,000	1,167,000
PanAmSat Corp. 9% 8/15/14		1,899,000	1,894,253
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,311,775
7.75% 3/15/16 (f)		1,790,000	1,651,275
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		2,805,000	2,005,575
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,575,909
6.55% 5/1/37		3,789,000	3,654,680
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,213,729
TL Acquisitions, Inc.:
0% 7/15/15 (c)(f)		1,025,000	753,375
10.5% 1/15/15 (f)		2,965,000	2,683,325
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)		2,780,000	1,897,350
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,233,209
6.75% 10/5/37		1,460,000	1,395,141
Visant Holding Corp. 8.75% 12/1/13		450,000	425,250
			93,050,620
Specialty Retail - 0.0%
Nebraska Book Co., Inc. 8.625% 3/15/12		1,320,000	1,234,200
Toys 'R' US, Inc.:
7.375% 10/15/18		445,000	307,050
7.625% 8/1/11		3,730,000	2,946,700
			4,487,950
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (f)(j)		2,345,000	2,063,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
8.875% 4/1/16		$ 2,100,000	$ 1,979,250
9.75% 1/15/15		2,180,000	2,152,750
			6,195,600
TOTAL CONSUMER DISCRETIONARY			198,273,661
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		1,885,000	1,823,738
7.25% 5/15/17		450,000	430,875
8.375% 12/15/14		1,590,000	1,617,825
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,371,183
			12,243,621
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		250,000	226,304
7.75% 6/15/26		210,000	193,200
CVS Caremark Corp.:
6.036% 12/10/28 (f)		12,430,945	11,990,393
6.302% 6/1/37 (j)		8,615,000	8,172,594
Stater Brothers Holdings, Inc. 8.125% 6/15/12		155,000	153,450
SUPERVALU, Inc. 7.5% 11/15/14		1,430,000	1,422,850
			22,158,791
Food Products - 0.4%
Bertin Ltda. 10.25% 10/5/16 (f)		505,000	518,888
Cargill, Inc.:
6% 11/27/17 (f)		8,750,000	8,923,399
6.625% 9/15/37 (f)		8,334,000	8,243,218
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,565,350
7% 6/1/16		1,495,000	1,308,125
Gruma SA de CV 7.75%		1,685,000	1,626,025
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,327,778
6.875% 2/1/38		11,635,000	11,565,225
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 1,595,000	$ 1,419,550
Pierre Foods, Inc. 9.875% 7/15/12		540,000	270,000
Smithfield Foods, Inc. 7.75% 7/1/17		4,625,000	4,370,625
			47,138,183
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,771,071
TOTAL CONSUMER STAPLES			86,311,666
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		930,000	930,000
7.75% 5/15/17		2,050,000	2,055,125
Complete Production Services, Inc. 8% 12/15/16		595,000	572,688
Seitel, Inc. 9.75% 2/15/14		1,800,000	1,485,000
			5,042,813
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,913,737
6.45% 9/15/36		2,115,000	2,142,654
Arch Western Finance LLC 6.75% 7/1/13		3,545,000	3,491,825
Atlas Pipeline Partners LP 8.125% 12/15/15		3,390,000	3,339,150
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,292,850
8.875% 2/1/17		210,000	175,350
Chesapeake Energy Corp.:
6.5% 8/15/17		1,625,000	1,555,938
6.625% 1/15/16		1,765,000	1,712,050
6.875% 1/15/16		1,620,000	1,597,725
6.875% 11/15/20		630,000	606,375
7.5% 9/15/13		1,300,000	1,332,500
7.5% 6/15/14		2,340,000	2,398,500
7.625% 7/15/13		600,000	612,000
7.75% 1/15/15		430,000	441,825
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		1,350,000	1,339,875
Drummond Co., Inc. 7.375% 2/15/16 (f)		4,035,000	3,712,200
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC 6.75% 2/15/32		$ 1,195,000	$ 1,139,248
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,291,167
El Paso Corp. 7% 6/15/17		1,465,000	1,479,650
El Paso Energy Corp. 7.75% 1/15/32		520,000	536,560
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		1,915,000	1,972,450
Energy Partners Ltd. 9.75% 4/15/14		3,545,000	2,951,213
Forest Oil Corp.:
7.25% 6/15/19 (f)		500,000	500,000
7.75% 5/1/14		675,000	688,500
Massey Energy Co.:
6.625% 11/15/10		1,915,000	1,905,425
6.875% 12/15/13		5,045,000	4,893,650
Nakilat, Inc. 6.067% 12/31/33 (f)		2,885,000	2,517,970
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		240,000	227,011
Nexen, Inc.:
5.875% 3/10/35		240,000	217,332
6.4% 5/15/37		3,645,000	3,527,339
NGPL PipeCo LLC 6.514% 12/15/12 (f)		4,600,000	4,834,108
OPTI Canada, Inc.:
7.875% 12/15/14 (f)		2,000,000	1,950,000
8.25% 12/15/14 (f)		4,300,000	4,235,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		565,000	514,150
8.25% 3/15/13		1,790,000	1,790,000
Pan American Energy LLC 7.75% 2/9/12 (f)		3,705,000	3,760,575
Peabody Energy Corp. 7.375% 11/1/16		2,180,000	2,245,400
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		360,000	368,100
6.625% 6/15/35		625,000	644,688
6.625% 6/15/35 (f)		260,000	268,450
Petrohawk Energy Corp. 9.125% 7/15/13		2,270,000	2,315,400
Petroleos de Venezuela SA:
5.25% 4/12/17		4,190,000	2,933,000
5.375% 4/12/27		4,790,000	2,881,185
Petroleum Development Corp. 12% 2/15/18 (f)		1,605,000	1,617,038
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		2,045,610	2,045,610
8.22% 4/1/17 (f)		2,200,000	2,255,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 6.65% 3/15/17		$ 2,935,000	$ 2,729,550
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,395,785
6.65% 1/15/37		7,240,000	7,138,683
Plains Exploration & Production Co. 7% 3/15/17		4,040,000	3,858,200
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,635,000	1,594,125
7.375% 7/15/13		2,060,000	2,065,150
7.5% 5/15/16		3,935,000	4,062,888
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)		1,840,000	1,727,300
Ship Finance International Ltd. 8.5% 12/15/13		330,000	334,950
Talisman Energy, Inc. yankee 6.25% 2/1/38		13,169,000	12,308,893
Teekay Corp. 8.875% 7/15/11		2,115,000	2,220,750
Tesoro Corp. 6.5% 6/1/17		540,000	496,800
Texas Eastern Transmission LP 6% 9/15/17 (f)		4,381,000	4,592,634
TNK-BP Finance SA 6.875% 7/18/11 (f)		1,050,000	1,048,740
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,743,927
W&T Offshore, Inc. 8.25% 6/15/14 (f)		2,285,000	2,136,475
YPF SA 10% 11/2/28		1,475,000	1,572,719
			151,197,842
TOTAL ENERGY			156,240,655
FINANCIALS - 2.9%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	9,796,272
BlackRock, Inc. 6.25% 9/15/17		6,750,000	7,119,596
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	3,134,256
6.75% 10/1/37		28,895,000	26,977,094
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	6,324,055
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,001,237
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	4,254,477
6.875% 7/17/37		10,000,000	9,506,220
7% 9/27/27		5,000,000	5,033,630
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 4.75% 4/1/14		$ 1,635,000	$ 1,575,900
UBS AG, Stamford 5.875% 12/20/17		12,585,000	13,314,552
			96,037,289
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17		1,515,000	1,508,999
6% 10/15/36		690,000	657,400
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	2,112,691
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		530,000	535,300
Credit Suisse First Boston 6% 2/15/18		13,365,000	13,637,980
Development Bank of Philippines 8.375% (j)		1,255,000	1,305,200
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		2,590,000	2,651,313
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	452,209
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,957,068
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	2,019,745
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,600,000	1,617,920
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,025,000	1,083,938
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		500,000	528,750
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		400,000	390,000
Standard Chartered Bank 6.4% 9/26/17 (f)		12,844,000	13,326,485
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		475,000	491,625
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		545,000	558,625
Wachovia Bank NA:
5.85% 2/1/37		3,200,000	2,781,334
6.6% 1/15/38		9,000,000	8,581,446
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,810,683
			73,008,711
Consumer Finance - 0.5%
American Express Co. 6.15% 8/28/17		10,000,000	10,303,990
American General Finance Corp. 6.9% 12/15/17		5,510,000	5,537,506
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.625% 9/15/17		$ 4,445,000	$ 4,571,407
5.875% 1/14/38		14,000,000	13,383,398
6.375% 11/15/67 (j)		9,000,000	9,158,310
SLM Corp.:
3.4713% 7/27/09 (j)		1,827,000	1,640,584
3.4913% 7/26/10 (j)		6,515,000	5,621,090
4% 1/15/09		1,885,000	1,817,289
4.5% 7/26/10		4,120,000	3,814,634
			55,848,208
Diversified Financial Services - 0.4%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,690,604
Citigroup, Inc. 5.875% 5/29/37		2,700,000	2,390,591
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)		4,040,000	3,767,300
9% 6/1/16 (f)		1,000,000	1,000,000
Leucadia National Corp.:
7% 8/15/13		4,760,000	4,593,400
7.125% 3/15/17		880,000	836,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)		3,960,000	3,900,600
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,000,000	4,090,000
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		500,000	482,500
Sunwest Management, Inc. 8.385% 6/9/10 (j)		325,000	303,391
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)		12,400,000	11,219,917
			37,274,303
Insurance - 0.1%
American International Group, Inc. 5.85% 1/16/18		10,520,000	10,495,657
USI Holdings Corp.:
6.94% 11/15/14 (f)(j)		1,000,000	760,000
9.75% 5/15/15 (f)		2,530,000	1,897,500
			13,153,157
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17		490,000	434,532
6.5% 1/15/18		3,795,000	3,473,051
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	67,200
HMB Capital Trust V 8.5906% 12/15/36 (b)(f)(j)		270,000	2,700
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust 6.7% 1/15/18		$ 5,000,000	$ 4,551,740
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	445,050
iStar Financial, Inc. 5.95% 10/15/13		300,000	234,000
Liberty Property LP 6.625% 10/1/17		2,875,000	2,813,130
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,035,000	2,951,538
7% 1/15/16		400,000	384,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,493,244
Rouse Co. 5.375% 11/26/13		100,000	81,351
Senior Housing Properties Trust 8.625% 1/15/12		250,000	260,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,621,394
Ventas Realty LP:
6.5% 6/1/16		105,000	102,375
6.625% 10/15/14		1,350,000	1,336,500
6.75% 4/1/17		1,285,000	1,265,725
			24,517,530
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		6,880,000	6,467,200
8.125% 6/1/12		1,650,000	1,629,375
ERP Operating LP 5.75% 6/15/17		6,260,000	5,624,504
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	92,000
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		1,465,000	1,245,250
			15,058,329
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.625% 11/21/08 (d)		870,000	672,075
Residential Capital LLC 5.6463% 6/9/08 (j)		1,240,000	1,091,200
Wrightwood Capital LLC 10.5% 6/1/14 (f)		100,000	98,750
			1,862,025
TOTAL FINANCIALS			316,759,552
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)		2,375,000	2,416,563
FMC Finance III SA 6.875% 7/15/17		1,550,000	1,557,750
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (f)		$ 2,825,000	$ 2,909,750
10.375% 10/15/17 pay-in-kind (f)		1,465,000	1,494,300
11.625% 10/15/17 (f)		840,000	823,200
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)		4,050,000	3,817,125
			13,018,688
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	4,779,863
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,192,800
9.125% 11/15/14		1,390,000	1,416,063
9.25% 11/15/16		2,370,000	2,423,325
9.625% 11/15/16 pay-in-kind		7,715,000	7,965,738
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,329,750
Multiplan, Inc. 10.375% 4/15/16 (f)		560,000	504,000
Rural/Metro Corp.:
0% 3/15/16 (c)		150,000	109,500
9.875% 3/15/15		180,000	165,150
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,200
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,625
United Surgical Partners International, Inc.:
8.875% 5/1/17		485,000	463,175
9.25% 5/1/17 pay-in-kind		440,000	389,400
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind		330,000	328,350
Viant Holdings, Inc. 10.125% 7/15/17 (f)		71,000	57,865
			21,201,804
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,782,592
6.45% 9/15/37		2,600,000	2,794,568
			6,577,160
TOTAL HEALTH CARE			40,797,652
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		$ 2,045,000	$ 1,983,650
Bombardier, Inc.:
6.3% 5/1/14 (f)		2,175,000	2,066,250
7.45% 5/1/34 (f)		750,000	708,750
8% 11/15/14 (f)		1,915,000	1,967,663
			6,726,313
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		2,045,000	1,960,746
6.977% 11/23/22		851,095	763,858
8.608% 10/1/12		960,000	940,800
AMR Corp. 9% 8/1/12		485,000	451,050
Continental Airlines, Inc.:
7.875% 7/2/18		1,655,725	1,457,038
9.558% 9/1/19		258,405	241,609
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		81,393	77,730
7.73% 9/15/12		20,575	19,135
9.798% 4/1/21		815,104	802,878
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		7,640,000	7,665,212
8.021% 8/10/22 (f)		1,013,058	952,274
8.954% 8/10/14 (f)		1,315,309	1,236,390
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17		1,165,000	1,089,275
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19		921,762	811,150
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12		923,971	923,971
7.186% 10/1/12		2,292,988	2,285,834
			21,678,950
Commercial Services & Supplies - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		2,165,000	1,953,913
Allied Waste North America, Inc.:
5.75% 2/15/11		2,660,000	2,580,200
6.875% 6/1/17		2,475,000	2,400,750
7.125% 5/15/16		900,000	891,000
7.25% 3/15/15		800,000	795,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 4/15/13		$ 120,000	$ 121,200
ARAMARK Corp.:
6.7394% 2/1/15 (j)		1,980,000	1,732,500
8.5% 2/1/15		2,850,000	2,821,500
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,168,150
7.75% 10/1/16		915,000	959,606
IKON Office Solutions, Inc. 9.9263% 1/1/12 (f)(j)		2,115,000	2,083,275
			18,507,094
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		2,885,000	2,683,050
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (f)		3,620,000	3,739,949
General Electric Co. 5.25% 12/6/17		15,620,000	15,676,951
Nell AF Sarl 8.375% 8/15/15 (f)		500,000	350,000
			19,766,900
Machinery - 0.1%
SPX Corp. 7.625% 12/15/14 (f)		3,325,000	3,416,438
Terex Corp. 8% 11/15/17		3,905,000	3,895,238
			7,311,676
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11		3,280,000	3,312,800
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	477,750
			3,790,550
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,585,000	1,371,025
7.75% 5/15/16		530,000	437,250
Hertz Corp.:
8.875% 1/1/14		1,305,000	1,229,963
10.5% 1/1/16		1,210,000	1,137,400
Kansas City Southern Railway Co. 7.5% 6/15/09		2,400,000	2,424,000
			6,599,638
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)		300,000	246,000
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	224,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (f)		$ 60,000	$ 48,000
VWR Funding, Inc. 10.25% 7/15/15		1,395,000	1,297,350
			1,815,475
TOTAL INDUSTRIALS			88,879,646
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp.:
5.875% 1/15/15		1,430,000	1,387,100
6.125% 1/15/14		2,275,000	2,246,563
6.375% 10/15/15		725,000	717,750
Lucent Technologies, Inc.:
6.45% 3/15/29		2,835,000	2,097,900
6.5% 1/15/28		1,940,000	1,435,600
Nortel Networks Corp.:
8.5075% 7/15/11 (j)		200,000	173,000
10.125% 7/15/13		1,465,000	1,377,100
			9,435,013
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		3,195,000	3,067,200
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		910,000	889,525
Flextronics International Ltd.:
6.25% 11/15/14		795,000	725,438
6.5% 5/15/13		2,510,000	2,384,500
Jabil Circuit, Inc. 8.25% 3/15/18 (f)		5,210,000	5,210,782
NXP BV:
7.0075% 10/15/13 (j)		780,000	627,900
7.875% 10/15/14		2,725,000	2,438,875
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (f)		3,825,000	3,729,375
Series B, 10.25% 11/1/15 (f)		3,900,000	3,802,500
10.5% 11/1/16 pay-in-kind (f)		3,400,000	3,315,000
Tyco Electronics Group SA 7.125% 10/1/37 (f)		1,895,000	1,970,169
			25,094,064
IT Services - 0.1%
First Data Corp. 9.875% 9/24/15 (f)		4,150,000	3,527,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 2,670,000	$ 2,536,500
7.75% 1/15/15		1,605,000	1,609,013
8.625% 4/1/13		210,000	211,575
Unisys Corp.:
6.875% 3/15/10		2,095,000	2,000,725
8% 10/15/12		1,905,000	1,657,350
			11,542,663
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		3,815,000	3,795,925
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13		2,130,000	2,236,500
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (j)		970,000	691,125
8.875% 12/15/14		1,965,000	1,601,475
9.125% 12/15/14 pay-in-kind		1,730,000	1,306,150
10.125% 12/15/16		2,675,000	1,879,188
			7,714,438
TOTAL INFORMATION TECHNOLOGY			60,649,303
MATERIALS - 0.6%
Chemicals - 0.1%
Equistar Chemicals LP 7.55% 2/15/26		350,000	227,500
Momentive Performance Materials, Inc. 9.75% 12/1/14		3,660,000	3,266,550
Nalco Co.:
7.75% 11/15/11		1,400,000	1,414,000
8.875% 11/15/13		2,270,000	2,309,725
NOVA Chemicals Corp.:
6.5% 1/15/12		4,085,000	3,850,113
7.8625% 11/15/13 (j)		485,000	409,825
Pliant Corp. 11.35% 6/15/09 (d)		60,186	51,158
			11,528,871
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	916,500
Greif, Inc. 6.75% 2/1/17		3,445,000	3,358,875
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	153,850
Rock-Tenn Co. 9.25% 3/15/16 (f)		485,000	491,669
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17		$ 2,625,000	$ 2,349,375
Vitro SAB de CV 8.625% 2/1/12		2,240,000	2,077,600
			9,347,869
Metals & Mining - 0.3%
CAP SA 7.375% 9/15/36 (f)		400,000	380,000
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		1,370,000	1,363,150
CSN Islands X Corp. (Reg. S) 9.5%		305,000	321,775
Evraz Group SA 8.25% 11/10/15 (Reg. S)		1,065,000	1,052,220
FMG Finance Property Ltd.:
9.1238% 9/1/11 (f)(j)		1,490,000	1,463,925
10% 9/1/13 (f)		4,525,000	4,853,063
10.625% 9/1/16 (f)		884,000	1,009,970
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		4,530,000	4,767,825
8.375% 4/1/17		1,480,000	1,566,950
8.3944% 4/1/15 (j)		2,245,000	2,163,619
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (f)(j)		500,000	380,000
PNA Group, Inc. 10.75% 9/1/16		55,000	47,300
RathGibson, Inc. 11.25% 2/15/14		350,000	336,000
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,782,800
7.375% 11/1/12 (f)		1,235,000	1,247,350
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,836,533
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,704,767
			30,277,247
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (f)		5,800,000	5,466,500
8.125% 5/15/11		2,290,000	2,261,375
8.875% 5/15/31		2,000,000	1,780,000
Stone Container Corp. 8.375% 7/1/12		1,540,000	1,447,600
Stone Container Finance Co. 7.375% 7/15/14		1,140,000	997,500
			11,952,975
TOTAL MATERIALS			63,106,962
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
6.3% 1/15/38		$ 40,171,000	$ 39,577,152
6.8% 5/15/36		11,484,000	12,015,457
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,200,595
Cincinnati Bell, Inc. 8.375% 1/15/14		2,960,000	2,834,200
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,098,563
Intelsat Ltd.:
6.5% 11/1/13		2,500,000	1,575,000
7.625% 4/15/12		5,385,000	3,931,050
9.25% 6/15/16		3,585,000	3,602,925
11.25% 6/15/16		2,525,000	2,543,938
Level 3 Financing, Inc.:
6.7044% 2/15/15 (j)		410,000	283,925
8.75% 2/15/17		3,870,000	2,926,688
9.25% 11/1/14		1,215,000	984,150
12.25% 3/15/13		485,000	448,625
Qwest Corp.:
6.5% 6/1/17		485,000	441,350
7.5% 10/1/14		1,500,000	1,485,000
7.625% 6/15/15		3,065,000	3,034,350
8.2406% 6/15/13 (j)		90,000	86,400
SBC Communications, Inc.:
6.15% 9/15/34		500,000	488,429
6.45% 6/15/34		220,000	221,056
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		500,000	515,650
Sprint Capital Corp.:
6.875% 11/15/28		13,087,000	9,291,770
8.75% 3/15/32		1,653,000	1,289,340
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	10,268,123
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,375,410
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,505,000	3,513,763
U.S. West Communications:
6.875% 9/15/33		680,000	596,700
7.5% 6/15/23		2,065,000	1,899,800
Verizon Communications, Inc.:
6.25% 4/1/37		2,348,000	2,313,520
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.4% 2/15/38		$ 7,621,000	$ 7,619,613
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,033,802
			127,496,344
Wireless Telecommunication Services - 0.3%
Digicel Group Ltd.:
8.875% 1/15/15 (f)		6,085,000	5,301,556
9.125% 1/15/15 pay-in-kind (f)		2,000,000	1,730,000
9.25% 9/1/12 (f)		820,000	828,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,745,000	1,622,850
8.375% 3/15/13		3,395,000	3,513,825
Millicom International Cellular SA 10% 12/1/13		3,405,000	3,639,094
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,695,000	2,762,375
Nextel Communications, Inc.:
6.875% 10/31/13		4,990,000	3,917,150
7.375% 8/1/15		970,000	751,750
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,845,000	2,660,075
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,200,000	1,062,000
Rural Cellular Corp. 8.25% 3/15/12		360,000	371,700
Telecom Personal SA 9.25% 12/22/10 (f)		3,070,000	3,185,125
			31,345,700
TOTAL TELECOMMUNICATION SERVICES			158,842,044
UTILITIES - 1.4%
Electric Utilities - 0.7%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,982,911
6.15% 9/15/17		5,140,000	5,392,867
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	4,841,117
Edison Mission Energy:
7.2% 5/15/19		3,230,000	3,173,475
7.625% 5/15/27		1,380,000	1,302,375
EDP Finance BV 6% 2/2/18 (f)		5,953,000	6,072,893
Enel Finance International SA:
6.25% 9/15/17 (f)		2,667,000	2,797,616
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA: - continued
6.8% 9/15/37 (f)		$ 19,341,000	$ 19,812,340
Energy Future Holdings:
10.875% 11/1/17 (f)		4,120,000	4,068,500
11.25% 11/1/17 pay-in-kind (f)		2,300,000	2,254,000
Illinois Power Co. 6.125% 11/15/17 (f)		2,700,000	2,798,537
Intergen NV 9% 6/30/17 (f)		4,595,000	4,801,775
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,070,600
8.5% 10/1/21		2,080,000	1,830,400
9.125% 5/1/31		340,000	306,000
National Power Corp. 6.875% 11/2/16 (f)		2,005,000	2,035,075
Nevada Power Co. 6.5% 5/15/18		790,000	801,850
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		2,290,000	1,997,338
Reliant Energy, Inc.:
7.625% 6/15/14		4,720,000	4,684,600
7.875% 6/15/17		2,895,000	2,866,050
Southern California Edison Co. 5.95% 2/1/38		5,000,000	5,012,895
			79,903,214
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		785,000	763,413
8.75% 2/15/12		615,000	622,688
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,100,000	2,782,250
NiSource Finance Corp. 5.45% 9/15/20		1,650,000	1,495,864
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,775,000	1,522,063
			7,186,278
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,467,500
7.75% 10/15/15		3,805,000	3,871,588
8% 10/15/17		1,770,000	1,807,613
8.875% 2/15/11		1,407,000	1,463,280
9.375% 9/15/10		7,000	7,324
9.5% 6/1/09		19,000	19,523
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,513,000
Mirant North America LLC 7.375% 12/31/13		2,000,000	2,007,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.:
7.25% 2/1/14		$ 2,280,000	$ 2,223,000
7.375% 2/1/16		4,135,000	3,990,275
7.375% 1/15/17		2,780,000	2,668,800
Tenaska Alabama Partners LP 7% 6/30/21 (f)		462,158	443,671
TXU Corp. 5.55% 11/15/14		3,140,000	2,480,600
			35,963,674
Multi-Utilities - 0.3%
Aquila, Inc. 14.875% 7/1/12		155,000	193,750
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,588,416
Dominion Resources, Inc. 7.5% 6/30/66 (j)		9,800,000	9,401,767
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		17,430,000	18,083,172
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	112,350
Utilicorp United, Inc. 9.95% 2/1/11 (j)		45,000	48,150
			33,427,605
TOTAL UTILITIES			156,480,771
TOTAL NONCONVERTIBLE BONDS			1,326,341,912
TOTAL CORPORATE BONDS (Cost $1,363,926,181)			1,335,561,231
U.S. Government and Government Agency Obligations - 21.9%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.625% 2/12/13		120,125,000	121,572,506
4.375% 7/17/13 (o)		8,745,000	9,135,062
4.75% 11/19/12		24,650,000	26,201,939
5% 2/16/12		8,000,000	8,565,424
Freddie Mac:
4.125% 12/21/12		55,225,000	57,183,058
5.25% 7/18/11 (e)		100,000,000	107,398,600
Tennessee Valley Authority 5.375% 4/1/56		385,000	403,114
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			330,459,703
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12		$ 46,578,600	$ 50,450,679
2% 1/15/14 (e)(o)		320,776,661	348,194,100
2% 7/15/14 (e)		72,428,850	78,783,647
2.375% 4/15/11		76,191,120	82,423,426
2.625% 7/15/17		119,584,740	136,423,387
3.5% 1/15/11		24,136,400	26,866,788
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			723,142,027
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bonds:
5.375% 2/15/31 (o)		32,451,000	36,971,327
6.25% 5/15/30 (e)		191,776,000	242,177,034
stripped principal:
2/15/15		78,530,000	62,424,125
5/15/30		35,870,000	12,844,437
U.S. Treasury Notes:
2.75% 2/28/13 (g)		61,913,000	62,563,199
3.625% 12/31/12 (e)		135,022,000	141,952,409
4.25% 9/30/12 (e)		100,000,000	107,867,200
4.25% 8/15/14 (e)		360,000,000	388,687,680
4.5% 9/30/11 (e)(o)		91,855,000	99,483,282
4.875% 6/30/12 (e)		181,927,000	200,688,222
TOTAL U.S. TREASURY OBLIGATIONS			1,355,658,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,239,913,292)			2,409,260,645
U.S. Government Agency - Mortgage Securities - 10.6%
		Principal Amount	Value
Fannie Mae - 8.9%
3.813% 10/1/33 (j)		$ 2,403,315	$ 2,415,865
4.5% 4/1/20		2,503,311	2,518,014
4.657% 5/1/35 (j)		3,008,955	3,051,520
5% 8/1/18 to 3/1/23		24,386,117	24,704,499
5% 6/1/21 (g)		402,382	407,915
5% 3/1/38 (g)		25,000,000	24,630,203
5% 3/1/38 (g)		113,000,000	111,328,515
5.099% 5/1/35 (j)		2,958,128	3,009,795
5.298% 2/1/36 (j)		2,387,124	2,469,348
5.304% 12/1/35 (j)		1,359,352	1,404,159
5.5% 8/1/20 to 11/1/37		493,983,636	501,708,214
5.5% 3/1/38 (g)		50,000,000	50,326,875
5.638% 7/1/37 (j)		1,520,782	1,566,979
6% 6/1/22 to 12/1/37 (h)		193,600,656	198,170,909
6.03% 4/1/36 (j)		1,139,128	1,181,134
6.224% 6/1/36 (j)		465,126	476,790
6.307% 4/1/36 (j)		1,053,697	1,092,552
6.5% 12/1/34 to 11/1/37		54,370,875	56,519,272
TOTAL FANNIE MAE			986,982,558
Freddie Mac - 1.7%
4.394% 1/1/35 (j)		5,330,104	5,446,311
4.612% 2/1/35 (j)		5,753,874	5,894,488
4.737% 10/1/35 (j)		12,804,688	13,133,128
5.5% 11/1/17		4,334,253	4,453,909
5.762% 10/1/35 (j)		821,045	846,596
5.848% 6/1/36 (j)		1,317,227	1,360,597
6% 3/1/38		140,000,000	143,051,286
6.027% 6/1/36 (j)		1,271,069	1,312,266
6.03% 7/1/37 (j)		6,730,599	6,919,124
6.093% 4/1/36 (j)		2,019,436	2,089,678
6.1% 6/1/36 (j)		1,191,453	1,232,224
TOTAL FREDDIE MAC			185,739,607
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,162,327,532)			1,172,722,165
Asset-Backed Securities - 0.3%
		Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 3.535% 11/25/50 (j)		$ 23,193	$ 21,254
Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (f)(j)		2,590,000	2,196,992
Airspeed Ltd. Series 2007-1A Class C1, 5.6213% 6/15/32 (f)(j)		4,838,439	3,822,367
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (f)		2,215,000	2,063,051
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.885% 9/25/34 (j)		246,014	125,467
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,538,509
Class D, 7.16% 1/15/13 (f)		160,000	161,063
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	346,307
Class C, 5.77% 5/20/10 (f)		325,000	322,778
Class D, 6.15% 4/20/11 (f)		550,000	544,649
Capmark VII Ltd. Series 2006-7A Class H, 4.6713% 8/20/36 (f)(j)		500,000	275,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (f)(j)		290,000	21,362
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.885% 12/25/46 (f)(j)		250,000	62,500
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		496,608	4,966
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	204,450
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	955,918
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	884,234
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	876,334
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,231,965	1,192,505
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (f)(j)		421,734	253,040
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.785% 9/25/46 (f)(j)		250,000	75,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	1,250
Kent Funding III Ltd. Series 2006-3A Class D, 6.3438% 10/29/47 (j)		259,353	2,594
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,000	132,186
Asset-Backed Securities - continued
		Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 5.035% 7/25/36 (j)		$ 150,000	$ 9,469
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 3.565% 5/25/46 (f)(j)		250,000	143,555
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (f)(j)		5,400,000	5,246,640
N-Star Real Estate CDO Ltd. Series 1A Class B1, 4.765% 8/28/38 (f)(j)		195,000	162,825
Newcastle CDO VIII Series 2006-8A Class 10, 5.385% 11/1/52 (f)(j)		250,000	25,000
Resource Real Estate Funding CDO Series 2007-1A Class J, 6.085% 9/1/46 (f)(j)		250,000	109,319
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.2906% 12/15/26 (f)(j)		185,000	111,422
SIRENS B.V. Series 2007-2 Class A1, 6.1769% 4/13/10 (f)(j)		10,000,000	9,668,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (f)(j)		100,000	6,631
Swift Master Auto Receivables Trust Series 2007-1 Class B, 3.3413% 6/15/12 (j)		3,285,000	3,114,014
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (f)		235,000	135,407
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	1,128,891
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.635% 10/25/36 (f)(j)		1,330,000	103,389
TOTAL ASSET-BACKED SECURITIES (Cost $42,720,774)			36,048,338
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.1%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		189,957	142,035
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		314,815	100,741
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3051% 8/25/19 (f)(j)		78,541	35,344
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)		15,395,309	1,501,043
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (j)		468,526	466,110
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	2,347
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		$ 93,236	$ 60,370
Series 2003-35 Class B, 4.639% 9/25/18 (j)		171,017	128,787
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (j)		2,118,266	2,094,196
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(j)		388,524	255,947
Series 2004-3 Class DB4, 5.8416% 4/25/34 (j)		117,714	5,886
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (f)(j)		250,000	250,179
Class G, 6.78% 3/18/11 (f)(j)		250,000	251,416
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		324,000	128,943
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		161,280	64,782
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (j)		2,221,240	2,200,147
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		90,000	86,213
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 5.435% 7/25/36 (f)(j)		4,165,000	315,226
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (j)		4,779,861	4,676,311
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.815% 6/10/35 (f)(j)		36,413	33,015
Class B5, 5.415% 6/10/35 (f)(j)		27,310	24,438
Class B6, 5.915% 6/10/35 (f)(j)		13,655	11,738
RESIX Finance Ltd. floater Series 2007-A Class BB, 6.4713% 2/15/39 (f)(j)		496,720	330,940
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 5.135% 9/25/35 (f)(j)		530,000	53,000
Series 2006-BC5 Class B, 5.635% 12/25/36 (f)(j)		1,050,000	87,212
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		307,642	84,602
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (j)		612,759	604,052
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (j)		1,195,643	1,194,803
TOTAL PRIVATE SPONSOR			15,189,823
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		$ 4,340,086	$ 4,461,249
Series 2002-9 Class PC, 6% 3/25/17		767,429	794,945
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	49,124,773
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,617,503
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,618,624
TOTAL U.S. GOVERNMENT AGENCY			65,617,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,810,742)			80,806,917
Commercial Mortgage Securities - 1.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.12% 2/14/29 (f)(j)		750,000	750,000
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,675,878
Class B5, 7.525% 4/14/29		129,000	108,824
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (f)		96,080	111,212
Class HSD, 4.954% 3/11/41 (f)		100,000	85,281
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	176,822
Series 2004-5 Class G, 5.3913% 11/10/41 (f)(j)		135,000	96,368
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		170,000	48,450
Series 2007-BBA8 Class L, 5.0213% 3/15/22 (f)(j)		214,000	134,820
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (f)		490,787	122,697
Citigroup Commercial Mortgage Trust:
Series 2006-FL2 Class CNP3, 4.3213% 8/16/21 (f)(j)		5,182,308	4,766,104
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)		9,771,735	9,664,730
Series 2007-FL3A Class A2, 3.2613% 4/15/22 (f)(j)		6,878,000	6,761,280
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,740,983
Commercial Mortgage Securities - continued
		Principal Amount	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	$ 138,000	$ 98,170
Class G, 5.01% 5/15/44 (j)	CAD	30,000	19,237
Class H, 5.01% 5/15/44 (j)	CAD	20,000	11,875
Class J, 5.01% 5/15/44 (j)	CAD	20,000	11,131
Class K, 5.01% 5/15/44 (j)	CAD	10,000	4,910
Class L, 5.01% 5/15/44 (j)	CAD	36,000	14,792
Class M, 5.01% 5/15/44 (j)	CAD	165,000	42,081
COMM pass-thru certificates Series 2001-J2A Class F, 7.1575% 7/16/34 (f)(j)		190,000	157,723
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	448,486
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	504,803
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	477,639
Series 1998-C1 Class H, 6% 5/17/40 (f)		130,000	45,500
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		165,000	160,369
Series 2003-C3 Class J, 4.231% 5/15/38 (f)		300,000	199,903
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 5.0213% 2/15/22 (f)(j)		100,000	67,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	509,947
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	211,684
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4088% 6/10/31 (f)(j)		365,000	396,896
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0598% 4/29/39 (f)(j)		129,511	129,511
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (f)		50,000	47,839
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1367% 12/10/35 (f)(j)		55,000	51,689
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		4,514,628	4,556,856
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		200,000	190,054
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		126,149	75,689
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	464,022
Series 1999-C2I Class K, 6.481% 9/15/33 (m)		285,000	114,000
Commercial Mortgage Securities - continued
		Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (f)		$ 226,000	$ 218,549
Class K, 6.974% 8/15/36 (f)		427,000	321,985
Series 2000-C1:
Class G, 7% 3/15/33 (f)		120,000	115,969
Class H, 7% 3/15/33 (f)		100,000	100,297
Class K, 7% 3/15/33 (f)		90,000	80,761
Series 2003-J10 Class B2, 6.75% 4/15/29 (j)		500,000	404,375
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		86,000	80,820
Series 2003-C2 Class J, 5.234% 11/5/13 (f)(j)		250,000	193,118
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.9313% 6/6/20 (f)(j)		250,000	207,500
Series 2007-EOP Class L, 5.84% 3/1/20 (f)(j)		400,000	356,000
Series 1998-GLII Class G, 7.176% 4/13/31 (f)(j)		600,000	542,250
Series 2006-RR2:
Class M, 5.8195% 6/1/46 (f)(j)		100,000	41,775
Class N, 5.8195% 6/1/46 (f)(j)		100,000	39,993
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	12,406,222
Class A4, 5.9933% 8/10/45 (j)		10,000,000	9,708,131
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-CIB4:
Class E, 6.7135% 5/12/34 (f)(j)		190,000	180,881
Class F, 7.1055% 5/12/34 (f)(j)		78,000	72,278
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (f)(j)		215,637	194,578
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 3.2513% 11/15/18 (f)(j)		10,000,000	9,689,105
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		65,000	52,788
Series 2004-LN2 Class D, 5.2063% 7/15/41 (j)		420,000	318,347
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		250,000	247,583
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)		8,375,000	8,211,858
Series 2006-C7 Class A1, 5.279% 11/15/38		957,784	950,709
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,388,432
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,879,602
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(j)		165,000	126,444
Commercial Mortgage Securities - continued
		Principal Amount	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (f)		$ 180,000	$ 179,845
Class I11, 7.72% 7/26/08 (f)		100,000	99,840
Class I12, 7.72% 7/26/08 (f)		100,000	94,076
Class I9, 7.72% 7/26/08 (f)		153,200	153,133
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(j)		100,000	61,965
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	174,837
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (j)		1,075,000	1,044,498
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	9,562,772
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	9,341,994
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,507,269
Series 2004-IQ7 Class E, 5.5398% 6/15/38 (f)(j)		120,000	89,567
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		344,000	331,262
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (f)		160,000	110,888
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		395,843	374,041
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	89,127
Class G, 4.456% 9/12/38	CAD	54,000	43,278
Class H, 4.456% 9/12/38	CAD	36,000	27,866
Class J, 4.456% 9/12/38	CAD	36,000	23,481
Class K, 4.456% 9/12/38	CAD	18,000	10,594
Class L, 4.456% 9/12/38	CAD	26,000	14,260
Class M, 4.456% 9/12/38	CAD	130,000	47,329
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	102,285
Class G, 4.57% 4/12/23	CAD	42,000	32,820
Class H, 4.57% 4/12/23	CAD	42,000	30,133
Class J, 4.57% 4/12/23	CAD	42,000	26,817
Class K, 4.57% 4/12/23	CAD	21,000	12,564
Class L, 4.57% 4/12/23	CAD	63,000	35,358
Class M, 4.57% 4/12/23	CAD	185,000	66,091
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(j)		165,000	161,450
Commercial Mortgage Securities - continued
		Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA: - continued
Class F6, 6.5% 2/18/34 (f)(j)		$ 37,000	$ 33,484
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	80,729
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.6963% 9/15/09 (f)(j)		110,000	98,564
Class G, 3.6963% 9/15/09 (f)(j)		200,000	174,037
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,279,599
Series 2007-C32 Class A2, 5.9242% 6/15/49 (j)		10,000,000	9,846,280
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (f)(j)		400,000	238,168
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $153,763,833)			148,985,906
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,864,359	1,640,636
3% 4/30/13 (j)		1,721,250	1,451,540
3.092% 8/3/12 (j)		3,000,000	2,625,176
7% 3/28/11		15,495,000	14,456,404
7% 9/12/13		10,260,000	8,910,525
Brazilian Federative Republic:
7.125% 1/20/37		1,490,000	1,609,200
8.25% 1/20/34		410,000	495,485
8.75% 2/4/25		280,000	346,500
12.25% 3/6/30		895,000	1,490,175
12.75% 1/15/20		490,000	768,070
Central Bank of Nigeria promissory note 5.092% 1/5/10		542,952	522,807
Chilean Republic 5.5% 1/15/13		570,000	607,164
Colombian Republic:
7.375% 9/18/37		2,405,000	2,561,325
11.75% 2/25/20		687,000	1,004,738
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		1,185,000	1,060,575
Dominican Republic:
Brady 5.7188% 8/30/24 (j)		1,500,000	1,460,625
9.04% 1/23/18 (f)		3,120,449	3,412,211
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Dominican Republic: - continued
9.5% 9/27/11 (Reg. S)		$ 1,440,375	$ 1,519,596
Ecuador Republic:
10% 8/15/30 (Reg. S)		4,100,000	4,018,000
euro par 5% 2/28/25		218,000	163,500
Gabonese Republic 8.2% 12/12/17 (f)		2,755,000	2,899,638
Ghana Republic 8.5% 10/4/17 (f)		2,005,000	2,105,250
Indonesian Republic:
6.625% 2/17/37 (f)		1,475,000	1,368,063
6.75% 3/10/14 (Reg. S)		1,525,000	1,584,170
6.875% 1/17/18 (f)		1,200,000	1,248,000
7.5% 1/15/16 (f)		485,000	522,006
7.75% 1/17/38 (f)		1,395,000	1,454,288
8.5% 10/12/35 (f)		650,000	736,125
8.5% 10/12/35 (Reg. S)		735,000	832,388
Islamic Republic of Pakistan:
6.75% 2/19/09		2,710,000	2,669,350
7.125% 3/31/16 (f)		1,450,000	1,261,500
Lebanese Republic:
7.125% 3/5/10		250,000	241,250
7.75% 9/7/12		400,000	385,000
7.875% 5/20/11 (Reg. S)		1,080,000	1,053,000
8.1563% 11/30/09 (f)(j)		105,000	102,900
8.1563% 11/30/09 (Reg. S) (j)		1,900,000	1,862,000
8.625% 6/20/13 (Reg. S)		2,970,000	2,932,875
10.125% 8/6/08 (Reg. S)		1,650,000	1,660,313
10.25% 10/6/09 (Reg. S)		400,000	409,500
Peruvian Republic:
6.4375% 3/7/27 (j)		340,000	340,000
euro Brady past due interest 6.4375% 3/7/17 (j)		2,600,500	2,593,999
Philippine Republic:
8.25% 1/15/14		815,000	922,988
9.5% 2/2/30		1,375,000	1,789,288
9.875% 1/15/19		1,185,000	1,515,378
10.625% 3/16/25		1,365,000	1,897,350
Republic of Fiji 6.875% 9/13/11		890,000	787,650
Republic of Serbia 3.75% 11/1/24 (d)(f)		1,140,000	1,077,300
Russian Federation:
7.5% 3/31/30 (Reg. S)		10,179,180	11,642,437
11% 7/24/18 (Reg. S)		500,000	717,500
12.75% 6/24/28 (Reg. S)		1,490,000	2,683,863
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Turkish Republic:
6.75% 4/3/18		$ 1,965,000	$ 1,987,106
6.875% 3/17/36		3,285,000	3,030,413
7% 9/26/16		1,020,000	1,067,175
7.25% 3/5/38		1,050,000	1,002,750
7.375% 2/5/25		1,925,000	1,956,281
11.5% 1/23/12		525,000	638,531
11.875% 1/15/30		1,410,000	2,133,330
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		535,000	529,008
Ukraine Government:
6.385% 6/26/12 (Reg. S)		780,000	792,636
6.75% 11/14/17 (f)		3,755,000	3,712,944
United Mexican States:
6.75% 9/27/34		85,000	93,500
7.5% 4/8/33		1,075,000	1,284,625
8.3% 8/15/31		815,000	1,052,410
Uruguay Republic 8% 11/18/22		1,486,902	1,605,854
Venezuelan Republic:
4.8938% 4/20/11 (Reg. S) (j)		2,390,000	2,103,200
7% 3/31/38		720,000	535,320
8.5% 10/8/14		1,690,000	1,639,300
9.25% 9/15/27		4,190,000	4,127,150
9.375% 1/13/34		1,160,000	1,136,800
10.75% 9/19/13		4,660,000	4,974,550
13.625% 8/15/18		2,293,000	2,866,250
Vietnamese Socialist Republic Brady par 4% 3/12/28 (d)		90,000	76,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $139,794,432)			139,765,254
Preferred Stocks - 0.0%
		Shares	Value
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp. 4.99%		2,927	$ 3,959,012
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%		10,000	462,800
TOTAL CONVERTIBLE PREFERRED STOCKS			4,421,812
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind		520	650,000
TOTAL PREFERRED STOCKS (Cost $5,043,244)			5,071,812
Floating Rate Loans - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.3801% 4/24/08 (j)	$ 230,849	221,615
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (j)	2,060,832	1,901,118
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4905% 9/29/14 (j)	908,456	756,290
Tranche DD 1LN, term loan 9/29/14 (j)(n)	31,544	26,260
Zuffa LLC term loan 5.1875% 6/19/15 (j)	3,639,290	2,547,503
		5,231,171
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (j)	98,114	92,227
Toys 'R' US, Inc. term loan 6.2638% 12/9/08 (j)	500,000	452,500
		544,727
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (j)	$ 165,000	$ 154,688
Tranche B 1LN, term loan 4.9977% 9/5/13 (j)	610,000	578,738
		733,426
TOTAL CONSUMER DISCRETIONARY		6,730,939
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. term loan:
8.3538% 4/1/14 (j)	2,720,000	2,461,600
8.625% 4/1/15 (j)	3,045,000	2,938,425
		5,400,025
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.5% 2/27/14 (j)	65,000	19,500
Tranche B 1LN, term loan 9.7606% 2/27/13 (j)	95,839	67,087
		86,587
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 5.02% 12/16/10 (j)	250,000	233,750
General Growth Properties, Inc. Tranche A1, term loan 4.42% 2/24/10 (j)	209,211	173,645
Spirit Finance Corp. term loan 6.2394% 8/1/13 (j)	74,000	58,090
		465,485
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.92% 12/27/12 (j)	143,000	119,405
TOTAL FINANCIALS		671,477
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (j)	2,100,632	1,911,575
Tranche DD, term loan 7/25/14 (j)(n)	105,648	96,140
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 5.9986% 3/31/12 (j)	$ 365,000	$ 344,013
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)	2,210,000	2,033,200
		4,384,928
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 7.08% 4/10/14 (j)	3,480,000	2,853,600
TOTAL HEALTH CARE		7,238,528
INDUSTRIALS - 0.0%
Airlines - 0.0%
United Air Lines, Inc. Tranche B, term loan 6.9375% 2/1/14 (j)	2,795,000	2,319,850
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
term loan 6.705% 1/26/14 (j)	1,899,336	1,747,389
6.705% 1/26/14 (j)	120,664	111,011
		1,858,400
TOTAL INDUSTRIALS		4,178,250
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.5827% 10/10/14 (j)	1,540,000	1,401,400
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (j)	1,659,600	1,335,978
TOTAL INFORMATION TECHNOLOGY		2,737,378
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (j)	1,225,000	1,123,938
Floating Rate Loans - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (j)	$ 465,000	$ 418,500
Intelsat Ltd. Tranche B, term loan 4.8938% 7/3/13 (j)	985,819	916,811
		1,335,311
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (j)	9,925	8,883
TOTAL TELECOMMUNICATION SERVICES		1,344,194
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (j)	690,978	628,790
6.48% 2/1/13 (j)	319,022	290,310
		919,100
TOTAL FLOATING RATE LOANS (Cost $31,753,116)		30,343,829
Fixed-Income Funds - 49.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,866,749	347,736,724
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	5,301,934	493,663,050
Fidelity Corporate Bond 1-10 Year Central Fund (k)	15,303,488	1,534,327,755
Fidelity Floating Rate Central Fund (k)	3,975,140	355,616,024
Fidelity Mortgage Backed Securities Central Fund (k)	19,222,720	1,929,192,208
Fidelity Ultra-Short Central Fund (k)	9,243,321	792,984,520
TOTAL FIXED-INCOME FUNDS (Cost $5,630,189,975)		5,453,520,281
Preferred Securities - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,940,000	$ 4,098,791
Net Servicos de Comunicacao SA 9.25% (f)	1,035,000	1,071,757
		5,170,548
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	7,334,000	7,542,500
TOTAL PREFERRED SECURITIES (Cost $12,562,645)		12,713,048
Cash Equivalents - 19.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 558,721,946	558,574,000
(Collateralized by U.S. Government Obligations) # (a)	1,575,964,520	1,575,547,000
(Collateralized by U.S. Government Obligations) #	6,348,683	6,347,000
TOTAL CASH EQUIVALENTS (Cost $2,140,468,000)		2,140,468,000
TOTAL INVESTMENT PORTFOLIO - 117.6% (Cost $13,007,273,766)		12,965,267,426
NET OTHER ASSETS - (17.6)%		(1,942,670,624)
NET ASSETS - 100%		$ 11,022,596,802
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)

	August 2037	$ 7,200,000	$ 5,220,000
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	(30,798)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	39,167	(17,521)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	57,619	(16,556)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,500,000	27,775
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	180,421
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	6,300,000	130,388
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%

	March 2013	$ 1,700,000	$ 15,952
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,900,000	392,318
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	15,764
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	15,764
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	40,324
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	11,973
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,700,000	15,952
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	3,800,000	19,106
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 5,000,000	$ 10,889
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	4,600,000	(3,427,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	4,000,000	(2,980,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	2,800,000	(2,086,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	6,000,000	(4,470,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	7,200,000	(5,364,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	2,600,000	(1,937,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	82,002	(8,820)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 134,000	$ (50,546)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(17,807)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(53,591)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(71,731)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,000,115)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	83,835	(26,408)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	37,581	(31,530)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 11,800	$ (10,023)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(571,190)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(46,877)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(997,954)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/35	Oct. 2036	1,200,000	(809,812)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,600,000	(139,619)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,630,000	(134,505)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 4,000,000	$ (175,603)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(163,891)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	4,000,000	(187,811)
TOTAL CREDIT DEFAULT SWAPS		104,293,004	(21,730,082)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	43,218
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	88,921
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	80,994
Receive semi-annually a fixed rate equal to 3.41% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	250,000,000	800,300
Receive semi-annually a fixed rate equal to 4.382% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2012	100,000,000	4,530,510
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	8,022,250
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	$ 50,000,000	$ 4,239,835
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	6,663,923
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	5,530,215
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	1,134,362
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	9,125,350
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,130,225
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,702,222
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	1,408,971
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	4,643,335
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	2,385,888
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 4,422,960
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	7,104,471
TOTAL INTEREST RATE SWAPS		1,143,635,000	66,057,950
		$ 1,247,928,004	$ 44,327,868
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,589,314 or 3.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
Real Estate Asset Liquidity Trust Series 2006-2: Class F, 4.456% 9/12/38	10/2/06	$ 80,777
Class G, 4.456% 9/12/38	10/2/06	$ 39,498
Class H, 4.456% 9/12/38	10/2/06	$ 22,997
Class J, 4.456% 9/12/38	10/2/06	$ 21,304
Class K, 4.456% 9/12/38	10/2/06	$ 9,417
Class L, 4.456% 9/12/38	10/2/06	$ 13,077
Class M, 4.456% 9/12/38	10/2/06	$ 43,033

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $137,192 and $122,400, respectively. The coupon rate will be determined at time of settlement.

(o) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,131,767.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$558,574,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 22,746,626
Banc of America Securities LLC	36,379,115
Bank of America, NA	54,591,901
Barclays Capital, Inc.	272,157,735
ING Financial Markets LLC	56,690,833
J.P. Morgan Securities, Inc.	18,197,300
Societe Generale, New York Branch	47,767,914
UBS Securities LLC	45,493,251
WestLB AG	4,549,325
$ 558,574,000
Repurchase Agreement / Counterparty	Value
$1,575,547,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 897,488,049
Bank of America, NA	560,930,030
Barclays Capital, Inc.	117,128,921
$ 1,575,547,000
$6,347,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 2,352,483
Banc of America Securities LLC	1,759,658
Societe Generale, New York Branch	2,234,859
$ 6,347,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 8,403,390
Fidelity 2-5 Year Duration Securitized Bond Central Fund	11,860,179
Fidelity Corporate Bond 1-10 Year Central Fund	33,002,331
Fidelity Floating Rate Central Fund	12,625,812
Fidelity Mortgage Backed Securities Central Fund	41,224,184
Fidelity Ultra-Short Central Fund	23,500,542
Total	$ 130,616,438
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 56,397,615	$ -	$ 347,736,724	17.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	402,255,147	115,483,530	-	493,663,050	14.9%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	757,238,661	-	1,534,327,755	20.0%
Fidelity Floating Rate Central Fund	228,686,671	178,315,376	23,315,935	355,616,024	15.4%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	930,859,377	-	1,929,192,208	21.3%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	373,355,337	792,984,520	11.4%
Total	$ 3,544,679,501	$ 2,415,568,345	$ 396,671,272	$ 5,453,520,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $1,543,272,795 and repurchase agreements of $2,140,468,000) - See accompanying schedule: Unaffiliated issuers (cost $7,377,083,791)	$ 7,511,747,145
Fidelity Central Funds (cost $5,630,189,975)	5,453,520,281
Total Investments (cost $13,007,273,766)		$ 12,965,267,426
Commitment to sell securities on a delayed delivery basis	(10,221,074)
Receivable for securities sold on a delayed delivery basis	10,187,500	(33,574)
Receivable for investments sold, regular delivery		75,278,533
Cash		871,235
Receivable for swap agreements		30,183
Receivable for fund shares sold		10,574,527
Interest receivable		48,444,120
Distributions receivable from Fidelity Central Funds		23,272,615
Swap agreements, at value		44,327,868
Total assets		13,168,032,933

Liabilities
Payable for investments purchased Regular delivery	$ 89,663,814
Delayed delivery	460,514,651
Payable for fund shares redeemed	14,528,745
Distributions payable	908,188
Accrued management fee	2,853,538
Distribution fees payable	56,458
Other affiliated payables	1,276,978
Other payables and accrued expenses	86,759
Collateral on securities loaned, at value	1,575,547,000
Total liabilities		2,145,436,131

Net Assets		$ 11,022,596,802
Net Assets consist of:
Paid in capital		$ 10,970,204,963
Undistributed net investment income		3,489,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,000,841
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,901,610
Net Assets		$ 11,022,596,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,286,034 ÷ 7,732,089 shares)	$ 10.38

Maximum offering price per share (100/96.00 of $10.38)	$ 10.81
Class T: Net Asset Value and redemption price per share ($46,817,872 ÷ 4,513,262 shares)	$ 10.37

Maximum offering price per share (100/96.00 of $10.37)	$ 10.80
Class B: Net Asset Value and offering price per share ($10,779,919 ÷ 1,037,924 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($27,374,521 ÷ 2,636,418 shares)A	$ 10.38

Total Bond: Net Asset Value, offering price and redemption price per share ($9,766,655,316 ÷ 940,688,716 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,090,683,140 ÷ 105,163,820 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008

Investment Income
Dividends		$ 484,437
Interest		119,501,775
Income from Fidelity Central Funds		130,616,438
Total income		250,602,650

Expenses
Management fee	$ 14,502,546
Transfer agent fees	4,870,196
Distribution fees	291,580
Fund wide operations fee	1,591,041
Independent trustees' compensation	17,175
Miscellaneous	10,891
Total expenses before reductions	21,283,429
Expense reductions	(206,131)	21,077,298
Net investment income		229,525,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,127,923
Fidelity Central Funds	(12,891,707)
Foreign currency transactions	(59)
Swap agreements	24,873
Total net realized gain (loss)		67,261,030
Change in net unrealized appreciation (depreciation) on: Investment securities	13,204,677
Assets and liabilities in foreign currencies	17
Swap agreements	41,172,987
Delayed delivery commitments	(33,574)
Total change in net unrealized appreciation (depreciation)		54,344,107
Net gain (loss)		121,605,137
Net increase (decrease) in net assets resulting from operations		$ 351,130,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 229,525,352	$ 212,551,890
Net realized gain (loss)	67,261,030	(6,020,604)
Change in net unrealized appreciation (depreciation)	54,344,107	(85,266,164)
Net increase (decrease) in net assets resulting from operations	351,130,489	121,265,122
Distributions to shareholders from net investment income	(230,566,361)	(198,338,706)
Distributions to shareholders from net realized gain	(24,508,757)	(4,857,769)
Total distributions	(255,075,118)	(203,196,475)
Share transactions - net increase (decrease)	4,012,518,390	4,556,920,613
Total increase (decrease) in net assets	4,108,573,761	4,474,989,260

Net Assets
Beginning of period	6,914,023,041	2,439,033,781
End of period (including undistributed net investment income of $3,489,388 and undistributed net investment income of $4,530,397, respectively)	$ 11,022,596,802	$ 6,914,023,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.240	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.138	(.141)	.105	(.294) H	.183	.145
Total from investment operations	.378	.367	.148	.182	.570	.191
Distributions from net investment income	(.243)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.71%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.80% A	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.80% A	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.80% A	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.68% A	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,286	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.241	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.137	(.143)	.105	(.296) H	.173	.144
Total from investment operations	.378	.365	.147	.170	.550	.189
Distributions from net investment income	(.243)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.37	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	3.73%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, K
Expenses before reductions	.79% A	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.79% A	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.79% A	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.69% A	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,818	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.147	(.145)	.104	(.296) H	.182	.145
Total from investment operations	.349	.287	.141	.103	.491	.181
Distributions from net investment income	(.204)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.229)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.39	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.43%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.54% A	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.54% A	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.54% A	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.94% A	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,780	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.138	(.145)	.105	(.293) H	.181	.145
Total from investment operations	.340	.284	.141	.096	.480	.180
Distributions from net investment income	(.205)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.230)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.34%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, K
Expenses before reductions	1.55% A	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.55% A	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.54% A	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.94% A	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,375	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 K	2005 K	2004 K	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.258	.543	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.138	(.143)	.105	(.290) G	.182	.237	.269
Total from investment operations	.396	.400	.151	.216	.593	.577	.501
Distributions from net investment income	(.261)	(.503)	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	(.060)	-
Total distributions	(.286)	(.520)	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	3.90%	3.89%	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, J
Expenses before reductions	.45% A	.45%	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.03% A	5.25%	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,766,655	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	142% A	116% L	53% A	99%	193%	251%	423%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period October 15, 2002 (commencement of operations) to July 31, 2003. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2006 K	2005 K	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.253	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.140	(.134)	.105	(.294)G	.182	.145
Total from investment operations	.393	.393	.150	.199	.592	.193
Distributions from net investment income	(.258)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.283)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.37	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.87%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.51% A	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.51% A	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.51% A	.49%	.54% A	.56%	.61%	.65% A
Net investment income	4.98% A	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,090,683	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	142% A	116% L	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 244,471,109
Unrealized depreciation	(281,605,208)
Net unrealized appreciation (depreciation)	$ (37,134,099)
Cost for federal income tax purposes	$ 13,002,401,525

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $137,192.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,679,607,956 and $612,384,045, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 80,700	$ 9,142
Class T	0%	.25%	61,880	-
Class B	.65%	.25%	35,082	25,337
Class C	.75%	.25%	113,918	25,144
			$ 291,580	$ 59,623

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,344
Class T	1,687
Class B*	3,821
Class C*	1,872
$ 21,724

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to each account size and type of account of the shareholders of the respective class of the Fund except for Total Bond shares. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for type setting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Total Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 63,408.20
Class T	45,922.19
Class B	10,931.28
Class C	20,953.19
Total Bond	4,172,586.10
Institutional Class	556,396.16
	$ 4,870,196

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10,891 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,737,505.

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fees expenses by $31,984. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 121
Total Bond	160,208
Institutional Class	13,818
$ 174,147

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,501,951	$ 1,100,606
Class T	1,167,241	1,373,421
Class B	152,729	136,878
Class C	447,956	457,270
Total Bond	209,680,600	191,143,423
Institutional Class	17,615,884	4,127,108
Total	$ 230,566,361	$ 198,338,706
From net realized gain
Class A	$ 158,977	$ 27,576
Class T	118,778	34,295
Class B	17,979	5,072
Class C	58,549	16,001
Total Bond	22,110,637	4,768,190
Institutional Class	2,043,837	6,635
Total	$ 24,508,757	$ 4,857,769

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,684,698	5,058,526	$ 38,147,770	$ 52,475,077
Reinvestment of distributions	144,476	89,369	1,495,006	927,501
Shares redeemed	(779,053)	(1,118,505)	(8,057,541)	(11,603,024)
Net increase (decrease)	3,050,121	4,029,390	$ 31,585,235	$ 41,799,554
Class T
Shares sold	1,883,324	4,727,867	$ 19,438,290	$ 49,238,640
Reinvestment of distributions	120,092	129,776	1,241,147	1,346,799
Shares redeemed	(1,602,779)	(1,351,158)	(16,595,015)	(13,923,481)
Net increase (decrease)	400,637	3,506,485	$ 4,084,422	$ 36,661,958
Class B
Shares sold	525,008	539,386	$ 5,444,562	$ 5,591,610
Reinvestment of distributions	11,887	9,450	123,043	98,229
Shares redeemed	(88,407)	(124,884)	(911,905)	(1,299,404)
Net increase (decrease)	448,488	423,952	$ 4,655,700	$ 4,390,435
Class C
Shares sold	1,089,531	1,926,281	$ 11,264,054	$ 20,051,168
Reinvestment of distributions	42,744	38,210	442,212	397,140
Shares redeemed	(335,493)	(327,493)	(3,467,601)	(3,406,204)
Net increase (decrease)	796,782	1,636,998	$ 8,238,665	$ 17,042,104
Total Bond
Shares sold	419,950,841	449,525,248	$ 4,343,904,523	$ 4,670,295,711
Reinvestment of distributions	21,813,765	18,043,057	225,733,341	187,426,399
Shares redeemed	(129,283,880)	(72,384,207)	(1,342,469,147)	(750,709,047)
Net increase (decrease)	312,480,726	395,184,098	$ 3,227,168,717	$ 4,107,013,063
Institutional Class
Shares sold	72,780,640	34,101,050	$ 753,331,952	$ 352,256,185
Reinvestment of distributions	1,881,385	377,910	19,461,183	3,888,447
Shares redeemed	(3,484,232)	(594,798)	(36,007,484)	(6,131,133)
Net increase (decrease)	71,177,793	33,884,162	$ 736,785,651	$ 350,013,499

Semiannual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2008

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-USAN-0408
1.804577.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total Bond
Fund - Institutional Class

Semiannual Report

February 29, 2008

Institutional Class is a class of Fidelity Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Class A
Actual	$ 1,000.00	$ 1,037.10	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Class T
Actual	$ 1,000.00	$ 1,037.30	$ 4.00
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97
Class B
Actual	$ 1,000.00	$ 1,034.30	$ 7.79
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.72
Class C
Actual	$ 1,000.00	$ 1,033.40	$ 7.84
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Total Bond
Actual	$ 1,000.00	$ 1,039.00	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,038.70	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.33	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.79%
Class B	1.54%
Class C	1.55%
Total Bond	.45%
Institutional Class	.51%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 56.2%	U.S. Government and U.S. Government Agency Obligations 55.2%
AAA 10.8%	AAA 13.8%
AA 4.2%	AA 5.0%
A 7.0%	A 3.8%
BBB 12.8%	BBB 13.7%
BB and Below 9.6%	BB and Below 8.4%
Not Rated 0.6%	Not Rated 1.3%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets(dagger) (1.2)%	Short-Term Investments and Net Other Assets(dagger) (1.3)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.7	5.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.4	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 25.7%		Corporate Bonds 20.2%
	U.S. Government and U.S. Government Agency Obligations 56.2%		U.S. Government and U.S. Government Agency Obligations 55.2%
	Asset-Backed Securities 4.7%		Asset-Backed Securities 9.9%
	CMOs and Other Mortgage Related Securities 9.8%		CMOs and Other Mortgage Related Securities 11.5%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 4.8%		Other Investments 4.4%
	Short-Term Investments and Net Other Assets(dagger) (1.2)%		Short-Term Investments and Net Other Assets(dagger) (1.3)%
* Foreign investments	9.5%	** Foreign investments	9.2%
* Futures and Swaps	12.1%	** Futures and Swaps	13.0%

(dagger) Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings list for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Corporate Bonds - 12.1%
		Principal Amount	Value
Convertible Bonds - 0.1%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 49,063
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		6,478,000	5,041,698
Nortel Networks Corp. 1.75% 4/15/12 (f)		3,689,000	2,646,858
			7,688,556
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		2,200,000	1,481,700
TOTAL INFORMATION TECHNOLOGY			9,170,256
TOTAL CONVERTIBLE BONDS			9,219,319
Nonconvertible Bonds - 12.0%
CONSUMER DISCRETIONARY - 1.8%
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		1,435,000	1,417,063
7.5% 4/1/27		1,935,000	1,693,125
			3,110,188
Hotels, Restaurants & Leisure - 0.7%
Cap Cana SA 9.625% 11/3/13 (f)		600,000	564,000
Carrols Corp. 9% 1/15/13		85,000	76,500
Chukchansi Economic Development Authority 8% 11/15/13 (f)		565,000	519,800
Harrah's Operating Co., Inc. 5.375% 12/15/13		1,795,000	1,193,675
Host Marriott LP:
6.375% 3/15/15		250,000	230,950
7.125% 11/1/13		4,590,000	4,498,200
ITT Corp. 7.375% 11/15/15		250,000	252,500
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,301,525
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)		2,510,000	2,309,200
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,797,647
MGM Mirage, Inc.:
5.875% 2/27/14		3,295,000	2,911,956
6.625% 7/15/15		4,055,000	3,608,950
6.75% 9/1/12		3,665,000	3,435,938
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 1,855,000	$ 1,725,150
6.875% 4/1/16		2,095,000	1,880,263
7.625% 1/15/17		5,585,000	5,235,938
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,515,000	1,371,075
7.125% 8/15/14		2,885,000	2,452,250
NCL Corp. Ltd. 10.625% 7/15/14		1,000,000	1,010,000
Park Place Entertainment Corp. 8.125% 5/15/11		3,185,000	2,691,325
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	766,300
yankee:
7% 6/15/13		2,750,000	2,633,912
7.25% 6/15/16		4,190,000	3,917,650
7.5% 10/15/27		2,125,000	1,827,500
Scientific Games Corp. 6.25% 12/15/12		875,000	802,813
Seminole Hard Rock Entertainment, Inc. 7.4906% 3/15/14 (f)(j)		1,350,000	1,059,750
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		1,215,000	1,151,213
7.25% 5/1/12		4,750,000	4,500,625
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)		945,000	812,700
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	265,155
Station Casinos, Inc. 6.875% 3/1/16		3,180,000	2,059,050
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,270,000	2,065,700
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,025,000	1,009,625
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		40,000	23,200
9% 1/15/12		780,000	608,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		4,570,000	4,387,200
6.625% 12/1/14 (f)		3,940,000	3,772,550
			77,730,185
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	11,510,974
KB Home:
6.25% 6/15/15		535,000	479,494
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.375% 8/15/11		$ 535,000	$ 505,575
7.75% 2/1/10		535,000	516,275
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		680,000	686,800
			13,699,118
Media - 0.9%
AMC Entertainment, Inc. 8% 3/1/14		1,230,000	1,030,125
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	533,035
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,915,000	2,072,988
Cablevision Systems Corp.:
8% 4/15/12		1,810,000	1,746,650
9.6444% 4/1/09 (j)		340,000	340,000
Charter Communications Holdings I LLC:
9.92% 4/1/14		1,905,000	914,400
11.125% 1/15/14		685,000	321,950
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,990,000	4,222,950
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,260,000	2,999,200
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		4,165,000	3,810,975
Cox Communications, Inc. 6.45% 12/1/36 (f)		1,365,000	1,303,189
CSC Holdings, Inc.:
6.75% 4/15/12		1,210,000	1,155,550
7.625% 4/1/11		1,235,000	1,227,281
8.125% 7/15/09		365,000	371,388
EchoStar Communications Corp.:
6.375% 10/1/11		3,560,000	3,488,800
6.625% 10/1/14		935,000	897,600
7% 10/1/13		3,830,000	3,772,550
Kabel Deutschland GmbH 10.625% 7/1/14		2,000,000	1,890,000
Liberty Media Corp.:
8.25% 2/1/30		2,375,000	1,978,902
8.5% 7/15/29		760,000	650,558
News America Holdings, Inc. 7.75% 12/1/45		170,000	183,043
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
6.15% 3/1/37		$ 2,970,000	$ 2,816,602
6.2% 12/15/34		5,330,000	5,095,235
6.65% 11/15/37 (f)		15,817,000	15,931,990
Nexstar Broadcasting, Inc. 7% 1/15/14		1,120,000	952,000
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (c)		1,000,000	975,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)		795,000	506,813
10% 8/1/14		1,200,000	1,167,000
PanAmSat Corp. 9% 8/15/14		1,899,000	1,894,253
Quebecor Media, Inc.:
7.75% 3/15/16		3,590,000	3,311,775
7.75% 3/15/16 (f)		1,790,000	1,651,275
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		2,805,000	2,005,575
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,575,909
6.55% 5/1/37		3,789,000	3,654,680
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,213,729
TL Acquisitions, Inc.:
0% 7/15/15 (c)(f)		1,025,000	753,375
10.5% 1/15/15 (f)		2,965,000	2,683,325
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)		2,780,000	1,897,350
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,233,209
6.75% 10/5/37		1,460,000	1,395,141
Visant Holding Corp. 8.75% 12/1/13		450,000	425,250
			93,050,620
Specialty Retail - 0.0%
Nebraska Book Co., Inc. 8.625% 3/15/12		1,320,000	1,234,200
Toys 'R' US, Inc.:
7.375% 10/15/18		445,000	307,050
7.625% 8/1/11		3,730,000	2,946,700
			4,487,950
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (f)(j)		2,345,000	2,063,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
8.875% 4/1/16		$ 2,100,000	$ 1,979,250
9.75% 1/15/15		2,180,000	2,152,750
			6,195,600
TOTAL CONSUMER DISCRETIONARY			198,273,661
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Constellation Brands, Inc.:
7.25% 9/1/16		1,885,000	1,823,738
7.25% 5/15/17		450,000	430,875
8.375% 12/15/14		1,590,000	1,617,825
Diageo Capital PLC 5.75% 10/23/17		8,133,000	8,371,183
			12,243,621
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		250,000	226,304
7.75% 6/15/26		210,000	193,200
CVS Caremark Corp.:
6.036% 12/10/28 (f)		12,430,945	11,990,393
6.302% 6/1/37 (j)		8,615,000	8,172,594
Stater Brothers Holdings, Inc. 8.125% 6/15/12		155,000	153,450
SUPERVALU, Inc. 7.5% 11/15/14		1,430,000	1,422,850
			22,158,791
Food Products - 0.4%
Bertin Ltda. 10.25% 10/5/16 (f)		505,000	518,888
Cargill, Inc.:
6% 11/27/17 (f)		8,750,000	8,923,399
6.625% 9/15/37 (f)		8,334,000	8,243,218
Dean Foods Co.:
6.9% 10/15/17		4,170,000	3,565,350
7% 6/1/16		1,495,000	1,308,125
Gruma SA de CV 7.75%		1,685,000	1,626,025
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	5,327,778
6.875% 2/1/38		11,635,000	11,565,225
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 1,595,000	$ 1,419,550
Pierre Foods, Inc. 9.875% 7/15/12		540,000	270,000
Smithfield Foods, Inc. 7.75% 7/1/17		4,625,000	4,370,625
			47,138,183
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	4,771,071
TOTAL CONSUMER STAPLES			86,311,666
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		930,000	930,000
7.75% 5/15/17		2,050,000	2,055,125
Complete Production Services, Inc. 8% 12/15/16		595,000	572,688
Seitel, Inc. 9.75% 2/15/14		1,800,000	1,485,000
			5,042,813
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,913,737
6.45% 9/15/36		2,115,000	2,142,654
Arch Western Finance LLC 6.75% 7/1/13		3,545,000	3,491,825
Atlas Pipeline Partners LP 8.125% 12/15/15		3,390,000	3,339,150
Chaparral Energy, Inc.:
8.5% 12/1/15		1,530,000	1,292,850
8.875% 2/1/17		210,000	175,350
Chesapeake Energy Corp.:
6.5% 8/15/17		1,625,000	1,555,938
6.625% 1/15/16		1,765,000	1,712,050
6.875% 1/15/16		1,620,000	1,597,725
6.875% 11/15/20		630,000	606,375
7.5% 9/15/13		1,300,000	1,332,500
7.5% 6/15/14		2,340,000	2,398,500
7.625% 7/15/13		600,000	612,000
7.75% 1/15/15		430,000	441,825
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		1,350,000	1,339,875
Drummond Co., Inc. 7.375% 2/15/16 (f)		4,035,000	3,712,200
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC 6.75% 2/15/32		$ 1,195,000	$ 1,139,248
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,291,167
El Paso Corp. 7% 6/15/17		1,465,000	1,479,650
El Paso Energy Corp. 7.75% 1/15/32		520,000	536,560
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		1,915,000	1,972,450
Energy Partners Ltd. 9.75% 4/15/14		3,545,000	2,951,213
Forest Oil Corp.:
7.25% 6/15/19 (f)		500,000	500,000
7.75% 5/1/14		675,000	688,500
Massey Energy Co.:
6.625% 11/15/10		1,915,000	1,905,425
6.875% 12/15/13		5,045,000	4,893,650
Nakilat, Inc. 6.067% 12/31/33 (f)		2,885,000	2,517,970
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		240,000	227,011
Nexen, Inc.:
5.875% 3/10/35		240,000	217,332
6.4% 5/15/37		3,645,000	3,527,339
NGPL PipeCo LLC 6.514% 12/15/12 (f)		4,600,000	4,834,108
OPTI Canada, Inc.:
7.875% 12/15/14 (f)		2,000,000	1,950,000
8.25% 12/15/14 (f)		4,300,000	4,235,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		565,000	514,150
8.25% 3/15/13		1,790,000	1,790,000
Pan American Energy LLC 7.75% 2/9/12 (f)		3,705,000	3,760,575
Peabody Energy Corp. 7.375% 11/1/16		2,180,000	2,245,400
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		360,000	368,100
6.625% 6/15/35		625,000	644,688
6.625% 6/15/35 (f)		260,000	268,450
Petrohawk Energy Corp. 9.125% 7/15/13		2,270,000	2,315,400
Petroleos de Venezuela SA:
5.25% 4/12/17		4,190,000	2,933,000
5.375% 4/12/27		4,790,000	2,881,185
Petroleum Development Corp. 12% 2/15/18 (f)		1,605,000	1,617,038
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		2,045,610	2,045,610
8.22% 4/1/17 (f)		2,200,000	2,255,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 6.65% 3/15/17		$ 2,935,000	$ 2,729,550
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,395,785
6.65% 1/15/37		7,240,000	7,138,683
Plains Exploration & Production Co. 7% 3/15/17		4,040,000	3,858,200
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,635,000	1,594,125
7.375% 7/15/13		2,060,000	2,065,150
7.5% 5/15/16		3,935,000	4,062,888
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)		1,840,000	1,727,300
Ship Finance International Ltd. 8.5% 12/15/13		330,000	334,950
Talisman Energy, Inc. yankee 6.25% 2/1/38		13,169,000	12,308,893
Teekay Corp. 8.875% 7/15/11		2,115,000	2,220,750
Tesoro Corp. 6.5% 6/1/17		540,000	496,800
Texas Eastern Transmission LP 6% 9/15/17 (f)		4,381,000	4,592,634
TNK-BP Finance SA 6.875% 7/18/11 (f)		1,050,000	1,048,740
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,743,927
W&T Offshore, Inc. 8.25% 6/15/14 (f)		2,285,000	2,136,475
YPF SA 10% 11/2/28		1,475,000	1,572,719
			151,197,842
TOTAL ENERGY			156,240,655
FINANCIALS - 2.9%
Capital Markets - 0.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	9,796,272
BlackRock, Inc. 6.25% 9/15/17		6,750,000	7,119,596
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	3,134,256
6.75% 10/1/37		28,895,000	26,977,094
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	6,324,055
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	9,001,237
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17		4,235,000	4,254,477
6.875% 7/17/37		10,000,000	9,506,220
7% 9/27/27		5,000,000	5,033,630
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley 4.75% 4/1/14		$ 1,635,000	$ 1,575,900
UBS AG, Stamford 5.875% 12/20/17		12,585,000	13,314,552
			96,037,289
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17		1,515,000	1,508,999
6% 10/15/36		690,000	657,400
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	2,112,691
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		530,000	535,300
Credit Suisse First Boston 6% 2/15/18		13,365,000	13,637,980
Development Bank of Philippines 8.375% (j)		1,255,000	1,305,200
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		2,590,000	2,651,313
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	452,209
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,957,068
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	2,019,745
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,600,000	1,617,920
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,025,000	1,083,938
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		500,000	528,750
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		400,000	390,000
Standard Chartered Bank 6.4% 9/26/17 (f)		12,844,000	13,326,485
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		475,000	491,625
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		545,000	558,625
Wachovia Bank NA:
5.85% 2/1/37		3,200,000	2,781,334
6.6% 1/15/38		9,000,000	8,581,446
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	10,810,683
			73,008,711
Consumer Finance - 0.5%
American Express Co. 6.15% 8/28/17		10,000,000	10,303,990
American General Finance Corp. 6.9% 12/15/17		5,510,000	5,537,506
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.625% 9/15/17		$ 4,445,000	$ 4,571,407
5.875% 1/14/38		14,000,000	13,383,398
6.375% 11/15/67 (j)		9,000,000	9,158,310
SLM Corp.:
3.4713% 7/27/09 (j)		1,827,000	1,640,584
3.4913% 7/26/10 (j)		6,515,000	5,621,090
4% 1/15/09		1,885,000	1,817,289
4.5% 7/26/10		4,120,000	3,814,634
			55,848,208
Diversified Financial Services - 0.4%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,690,604
Citigroup, Inc. 5.875% 5/29/37		2,700,000	2,390,591
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)		4,040,000	3,767,300
9% 6/1/16 (f)		1,000,000	1,000,000
Leucadia National Corp.:
7% 8/15/13		4,760,000	4,593,400
7.125% 3/15/17		880,000	836,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)		3,960,000	3,900,600
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,000,000	4,090,000
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		500,000	482,500
Sunwest Management, Inc. 8.385% 6/9/10 (j)		325,000	303,391
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)		12,400,000	11,219,917
			37,274,303
Insurance - 0.1%
American International Group, Inc. 5.85% 1/16/18		10,520,000	10,495,657
USI Holdings Corp.:
6.94% 11/15/14 (f)(j)		1,000,000	760,000
9.75% 5/15/15 (f)		2,530,000	1,897,500
			13,153,157
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17		490,000	434,532
6.5% 1/15/18		3,795,000	3,473,051
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	67,200
HMB Capital Trust V 8.5906% 12/15/36 (b)(f)(j)		270,000	2,700
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust 6.7% 1/15/18		$ 5,000,000	$ 4,551,740
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	445,050
iStar Financial, Inc. 5.95% 10/15/13		300,000	234,000
Liberty Property LP 6.625% 10/1/17		2,875,000	2,813,130
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,035,000	2,951,538
7% 1/15/16		400,000	384,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	3,493,244
Rouse Co. 5.375% 11/26/13		100,000	81,351
Senior Housing Properties Trust 8.625% 1/15/12		250,000	260,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,621,394
Ventas Realty LP:
6.5% 6/1/16		105,000	102,375
6.625% 10/15/14		1,350,000	1,336,500
6.75% 4/1/17		1,285,000	1,265,725
			24,517,530
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		6,880,000	6,467,200
8.125% 6/1/12		1,650,000	1,629,375
ERP Operating LP 5.75% 6/15/17		6,260,000	5,624,504
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	92,000
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		1,465,000	1,245,250
			15,058,329
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.625% 11/21/08 (d)		870,000	672,075
Residential Capital LLC 5.6463% 6/9/08 (j)		1,240,000	1,091,200
Wrightwood Capital LLC 10.5% 6/1/14 (f)		100,000	98,750
			1,862,025
TOTAL FINANCIALS			316,759,552
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (f)		2,375,000	2,416,563
FMC Finance III SA 6.875% 7/15/17		1,550,000	1,557,750
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (f)		$ 2,825,000	$ 2,909,750
10.375% 10/15/17 pay-in-kind (f)		1,465,000	1,494,300
11.625% 10/15/17 (f)		840,000	823,200
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)		4,050,000	3,817,125
			13,018,688
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	4,779,863
HCA, Inc.:
6.5% 2/15/16		1,420,000	1,192,800
9.125% 11/15/14		1,390,000	1,416,063
9.25% 11/15/16		2,370,000	2,423,325
9.625% 11/15/16 pay-in-kind		7,715,000	7,965,738
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,329,750
Multiplan, Inc. 10.375% 4/15/16 (f)		560,000	504,000
Rural/Metro Corp.:
0% 3/15/16 (c)		150,000	109,500
9.875% 3/15/15		180,000	165,150
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	67,200
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,625
United Surgical Partners International, Inc.:
8.875% 5/1/17		485,000	463,175
9.25% 5/1/17 pay-in-kind		440,000	389,400
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind		330,000	328,350
Viant Holdings, Inc. 10.125% 7/15/17 (f)		71,000	57,865
			21,201,804
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,782,592
6.45% 9/15/37		2,600,000	2,794,568
			6,577,160
TOTAL HEALTH CARE			40,797,652
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		$ 2,045,000	$ 1,983,650
Bombardier, Inc.:
6.3% 5/1/14 (f)		2,175,000	2,066,250
7.45% 5/1/34 (f)		750,000	708,750
8% 11/15/14 (f)		1,915,000	1,967,663
			6,726,313
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		2,045,000	1,960,746
6.977% 11/23/22		851,095	763,858
8.608% 10/1/12		960,000	940,800
AMR Corp. 9% 8/1/12		485,000	451,050
Continental Airlines, Inc.:
7.875% 7/2/18		1,655,725	1,457,038
9.558% 9/1/19		258,405	241,609
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		81,393	77,730
7.73% 9/15/12		20,575	19,135
9.798% 4/1/21		815,104	802,878
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		7,640,000	7,665,212
8.021% 8/10/22 (f)		1,013,058	952,274
8.954% 8/10/14 (f)		1,315,309	1,236,390
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17		1,165,000	1,089,275
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19		921,762	811,150
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12		923,971	923,971
7.186% 10/1/12		2,292,988	2,285,834
			21,678,950
Commercial Services & Supplies - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		2,165,000	1,953,913
Allied Waste North America, Inc.:
5.75% 2/15/11		2,660,000	2,580,200
6.875% 6/1/17		2,475,000	2,400,750
7.125% 5/15/16		900,000	891,000
7.25% 3/15/15		800,000	795,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.875% 4/15/13		$ 120,000	$ 121,200
ARAMARK Corp.:
6.7394% 2/1/15 (j)		1,980,000	1,732,500
8.5% 2/1/15		2,850,000	2,821,500
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,168,150
7.75% 10/1/16		915,000	959,606
IKON Office Solutions, Inc. 9.9263% 1/1/12 (f)(j)		2,115,000	2,083,275
			18,507,094
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		2,885,000	2,683,050
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (f)		3,620,000	3,739,949
General Electric Co. 5.25% 12/6/17		15,620,000	15,676,951
Nell AF Sarl 8.375% 8/15/15 (f)		500,000	350,000
			19,766,900
Machinery - 0.1%
SPX Corp. 7.625% 12/15/14 (f)		3,325,000	3,416,438
Terex Corp. 8% 11/15/17		3,905,000	3,895,238
			7,311,676
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11		3,280,000	3,312,800
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	477,750
			3,790,550
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,585,000	1,371,025
7.75% 5/15/16		530,000	437,250
Hertz Corp.:
8.875% 1/1/14		1,305,000	1,229,963
10.5% 1/1/16		1,210,000	1,137,400
Kansas City Southern Railway Co. 7.5% 6/15/09		2,400,000	2,424,000
			6,599,638
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)		300,000	246,000
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	224,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (f)		$ 60,000	$ 48,000
VWR Funding, Inc. 10.25% 7/15/15		1,395,000	1,297,350
			1,815,475
TOTAL INDUSTRIALS			88,879,646
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp.:
5.875% 1/15/15		1,430,000	1,387,100
6.125% 1/15/14		2,275,000	2,246,563
6.375% 10/15/15		725,000	717,750
Lucent Technologies, Inc.:
6.45% 3/15/29		2,835,000	2,097,900
6.5% 1/15/28		1,940,000	1,435,600
Nortel Networks Corp.:
8.5075% 7/15/11 (j)		200,000	173,000
10.125% 7/15/13		1,465,000	1,377,100
			9,435,013
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		3,195,000	3,067,200
Electronic Equipment & Instruments - 0.2%
Celestica, Inc. 7.875% 7/1/11		910,000	889,525
Flextronics International Ltd.:
6.25% 11/15/14		795,000	725,438
6.5% 5/15/13		2,510,000	2,384,500
Jabil Circuit, Inc. 8.25% 3/15/18 (f)		5,210,000	5,210,782
NXP BV:
7.0075% 10/15/13 (j)		780,000	627,900
7.875% 10/15/14		2,725,000	2,438,875
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (f)		3,825,000	3,729,375
Series B, 10.25% 11/1/15 (f)		3,900,000	3,802,500
10.5% 11/1/16 pay-in-kind (f)		3,400,000	3,315,000
Tyco Electronics Group SA 7.125% 10/1/37 (f)		1,895,000	1,970,169
			25,094,064
IT Services - 0.1%
First Data Corp. 9.875% 9/24/15 (f)		4,150,000	3,527,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.:
6.625% 1/1/16		$ 2,670,000	$ 2,536,500
7.75% 1/15/15		1,605,000	1,609,013
8.625% 4/1/13		210,000	211,575
Unisys Corp.:
6.875% 3/15/10		2,095,000	2,000,725
8% 10/15/12		1,905,000	1,657,350
			11,542,663
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		3,815,000	3,795,925
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13		2,130,000	2,236,500
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (j)		970,000	691,125
8.875% 12/15/14		1,965,000	1,601,475
9.125% 12/15/14 pay-in-kind		1,730,000	1,306,150
10.125% 12/15/16		2,675,000	1,879,188
			7,714,438
TOTAL INFORMATION TECHNOLOGY			60,649,303
MATERIALS - 0.6%
Chemicals - 0.1%
Equistar Chemicals LP 7.55% 2/15/26		350,000	227,500
Momentive Performance Materials, Inc. 9.75% 12/1/14		3,660,000	3,266,550
Nalco Co.:
7.75% 11/15/11		1,400,000	1,414,000
8.875% 11/15/13		2,270,000	2,309,725
NOVA Chemicals Corp.:
6.5% 1/15/12		4,085,000	3,850,113
7.8625% 11/15/13 (j)		485,000	409,825
Pliant Corp. 11.35% 6/15/09 (d)		60,186	51,158
			11,528,871
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	916,500
Greif, Inc. 6.75% 2/1/17		3,445,000	3,358,875
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	153,850
Rock-Tenn Co. 9.25% 3/15/16 (f)		485,000	491,669
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17		$ 2,625,000	$ 2,349,375
Vitro SAB de CV 8.625% 2/1/12		2,240,000	2,077,600
			9,347,869
Metals & Mining - 0.3%
CAP SA 7.375% 9/15/36 (f)		400,000	380,000
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		1,370,000	1,363,150
CSN Islands X Corp. (Reg. S) 9.5%		305,000	321,775
Evraz Group SA 8.25% 11/10/15 (Reg. S)		1,065,000	1,052,220
FMG Finance Property Ltd.:
9.1238% 9/1/11 (f)(j)		1,490,000	1,463,925
10% 9/1/13 (f)		4,525,000	4,853,063
10.625% 9/1/16 (f)		884,000	1,009,970
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		4,530,000	4,767,825
8.375% 4/1/17		1,480,000	1,566,950
8.3944% 4/1/15 (j)		2,245,000	2,163,619
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (f)(j)		500,000	380,000
PNA Group, Inc. 10.75% 9/1/16		55,000	47,300
RathGibson, Inc. 11.25% 2/15/14		350,000	336,000
Steel Dynamics, Inc.:
6.75% 4/1/15		3,860,000	3,782,800
7.375% 11/1/12 (f)		1,235,000	1,247,350
United States Steel Corp. 6.65% 6/1/37		3,395,000	2,836,533
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,704,767
			30,277,247
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (f)		5,800,000	5,466,500
8.125% 5/15/11		2,290,000	2,261,375
8.875% 5/15/31		2,000,000	1,780,000
Stone Container Corp. 8.375% 7/1/12		1,540,000	1,447,600
Stone Container Finance Co. 7.375% 7/15/14		1,140,000	997,500
			11,952,975
TOTAL MATERIALS			63,106,962
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
6.3% 1/15/38		$ 40,171,000	$ 39,577,152
6.8% 5/15/36		11,484,000	12,015,457
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,200,595
Cincinnati Bell, Inc. 8.375% 1/15/14		2,960,000	2,834,200
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	1,098,563
Intelsat Ltd.:
6.5% 11/1/13		2,500,000	1,575,000
7.625% 4/15/12		5,385,000	3,931,050
9.25% 6/15/16		3,585,000	3,602,925
11.25% 6/15/16		2,525,000	2,543,938
Level 3 Financing, Inc.:
6.7044% 2/15/15 (j)		410,000	283,925
8.75% 2/15/17		3,870,000	2,926,688
9.25% 11/1/14		1,215,000	984,150
12.25% 3/15/13		485,000	448,625
Qwest Corp.:
6.5% 6/1/17		485,000	441,350
7.5% 10/1/14		1,500,000	1,485,000
7.625% 6/15/15		3,065,000	3,034,350
8.2406% 6/15/13 (j)		90,000	86,400
SBC Communications, Inc.:
6.15% 9/15/34		500,000	488,429
6.45% 6/15/34		220,000	221,056
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		500,000	515,650
Sprint Capital Corp.:
6.875% 11/15/28		13,087,000	9,291,770
8.75% 3/15/32		1,653,000	1,289,340
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	10,268,123
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,375,410
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,505,000	3,513,763
U.S. West Communications:
6.875% 9/15/33		680,000	596,700
7.5% 6/15/23		2,065,000	1,899,800
Verizon Communications, Inc.:
6.25% 4/1/37		2,348,000	2,313,520
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.4% 2/15/38		$ 7,621,000	$ 7,619,613
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,033,802
			127,496,344
Wireless Telecommunication Services - 0.3%
Digicel Group Ltd.:
8.875% 1/15/15 (f)		6,085,000	5,301,556
9.125% 1/15/15 pay-in-kind (f)		2,000,000	1,730,000
9.25% 9/1/12 (f)		820,000	828,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,745,000	1,622,850
8.375% 3/15/13		3,395,000	3,513,825
Millicom International Cellular SA 10% 12/1/13		3,405,000	3,639,094
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,695,000	2,762,375
Nextel Communications, Inc.:
6.875% 10/31/13		4,990,000	3,917,150
7.375% 8/1/15		970,000	751,750
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		2,845,000	2,660,075
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,200,000	1,062,000
Rural Cellular Corp. 8.25% 3/15/12		360,000	371,700
Telecom Personal SA 9.25% 12/22/10 (f)		3,070,000	3,185,125
			31,345,700
TOTAL TELECOMMUNICATION SERVICES			158,842,044
UTILITIES - 1.4%
Electric Utilities - 0.7%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,982,911
6.15% 9/15/17		5,140,000	5,392,867
Duke Energy Carolinas LLC 5.25% 1/15/18		4,710,000	4,841,117
Edison Mission Energy:
7.2% 5/15/19		3,230,000	3,173,475
7.625% 5/15/27		1,380,000	1,302,375
EDP Finance BV 6% 2/2/18 (f)		5,953,000	6,072,893
Enel Finance International SA:
6.25% 9/15/17 (f)		2,667,000	2,797,616
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA: - continued
6.8% 9/15/37 (f)		$ 19,341,000	$ 19,812,340
Energy Future Holdings:
10.875% 11/1/17 (f)		4,120,000	4,068,500
11.25% 11/1/17 pay-in-kind (f)		2,300,000	2,254,000
Illinois Power Co. 6.125% 11/15/17 (f)		2,700,000	2,798,537
Intergen NV 9% 6/30/17 (f)		4,595,000	4,801,775
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,070,600
8.5% 10/1/21		2,080,000	1,830,400
9.125% 5/1/31		340,000	306,000
National Power Corp. 6.875% 11/2/16 (f)		2,005,000	2,035,075
Nevada Power Co. 6.5% 5/15/18		790,000	801,850
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		2,290,000	1,997,338
Reliant Energy, Inc.:
7.625% 6/15/14		4,720,000	4,684,600
7.875% 6/15/17		2,895,000	2,866,050
Southern California Edison Co. 5.95% 2/1/38		5,000,000	5,012,895
			79,903,214
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		785,000	763,413
8.75% 2/15/12		615,000	622,688
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,100,000	2,782,250
NiSource Finance Corp. 5.45% 9/15/20		1,650,000	1,495,864
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,775,000	1,522,063
			7,186,278
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		5,400,000	5,467,500
7.75% 10/15/15		3,805,000	3,871,588
8% 10/15/17		1,770,000	1,807,613
8.875% 2/15/11		1,407,000	1,463,280
9.375% 9/15/10		7,000	7,324
9.5% 6/1/09		19,000	19,523
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,513,000
Mirant North America LLC 7.375% 12/31/13		2,000,000	2,007,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.:
7.25% 2/1/14		$ 2,280,000	$ 2,223,000
7.375% 2/1/16		4,135,000	3,990,275
7.375% 1/15/17		2,780,000	2,668,800
Tenaska Alabama Partners LP 7% 6/30/21 (f)		462,158	443,671
TXU Corp. 5.55% 11/15/14		3,140,000	2,480,600
			35,963,674
Multi-Utilities - 0.3%
Aquila, Inc. 14.875% 7/1/12		155,000	193,750
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,588,416
Dominion Resources, Inc. 7.5% 6/30/66 (j)		9,800,000	9,401,767
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		17,430,000	18,083,172
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	112,350
Utilicorp United, Inc. 9.95% 2/1/11 (j)		45,000	48,150
			33,427,605
TOTAL UTILITIES			156,480,771
TOTAL NONCONVERTIBLE BONDS			1,326,341,912
TOTAL CORPORATE BONDS (Cost $1,363,926,181)			1,335,561,231
U.S. Government and Government Agency Obligations - 21.9%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.625% 2/12/13		120,125,000	121,572,506
4.375% 7/17/13 (o)		8,745,000	9,135,062
4.75% 11/19/12		24,650,000	26,201,939
5% 2/16/12		8,000,000	8,565,424
Freddie Mac:
4.125% 12/21/12		55,225,000	57,183,058
5.25% 7/18/11 (e)		100,000,000	107,398,600
Tennessee Valley Authority 5.375% 4/1/56		385,000	403,114
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			330,459,703
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12		$ 46,578,600	$ 50,450,679
2% 1/15/14 (e)(o)		320,776,661	348,194,100
2% 7/15/14 (e)		72,428,850	78,783,647
2.375% 4/15/11		76,191,120	82,423,426
2.625% 7/15/17		119,584,740	136,423,387
3.5% 1/15/11		24,136,400	26,866,788
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			723,142,027
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bonds:
5.375% 2/15/31 (o)		32,451,000	36,971,327
6.25% 5/15/30 (e)		191,776,000	242,177,034
stripped principal:
2/15/15		78,530,000	62,424,125
5/15/30		35,870,000	12,844,437
U.S. Treasury Notes:
2.75% 2/28/13 (g)		61,913,000	62,563,199
3.625% 12/31/12 (e)		135,022,000	141,952,409
4.25% 9/30/12 (e)		100,000,000	107,867,200
4.25% 8/15/14 (e)		360,000,000	388,687,680
4.5% 9/30/11 (e)(o)		91,855,000	99,483,282
4.875% 6/30/12 (e)		181,927,000	200,688,222
TOTAL U.S. TREASURY OBLIGATIONS			1,355,658,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,239,913,292)			2,409,260,645
U.S. Government Agency - Mortgage Securities - 10.6%
		Principal Amount	Value
Fannie Mae - 8.9%
3.813% 10/1/33 (j)		$ 2,403,315	$ 2,415,865
4.5% 4/1/20		2,503,311	2,518,014
4.657% 5/1/35 (j)		3,008,955	3,051,520
5% 8/1/18 to 3/1/23		24,386,117	24,704,499
5% 6/1/21 (g)		402,382	407,915
5% 3/1/38 (g)		25,000,000	24,630,203
5% 3/1/38 (g)		113,000,000	111,328,515
5.099% 5/1/35 (j)		2,958,128	3,009,795
5.298% 2/1/36 (j)		2,387,124	2,469,348
5.304% 12/1/35 (j)		1,359,352	1,404,159
5.5% 8/1/20 to 11/1/37		493,983,636	501,708,214
5.5% 3/1/38 (g)		50,000,000	50,326,875
5.638% 7/1/37 (j)		1,520,782	1,566,979
6% 6/1/22 to 12/1/37 (h)		193,600,656	198,170,909
6.03% 4/1/36 (j)		1,139,128	1,181,134
6.224% 6/1/36 (j)		465,126	476,790
6.307% 4/1/36 (j)		1,053,697	1,092,552
6.5% 12/1/34 to 11/1/37		54,370,875	56,519,272
TOTAL FANNIE MAE			986,982,558
Freddie Mac - 1.7%
4.394% 1/1/35 (j)		5,330,104	5,446,311
4.612% 2/1/35 (j)		5,753,874	5,894,488
4.737% 10/1/35 (j)		12,804,688	13,133,128
5.5% 11/1/17		4,334,253	4,453,909
5.762% 10/1/35 (j)		821,045	846,596
5.848% 6/1/36 (j)		1,317,227	1,360,597
6% 3/1/38		140,000,000	143,051,286
6.027% 6/1/36 (j)		1,271,069	1,312,266
6.03% 7/1/37 (j)		6,730,599	6,919,124
6.093% 4/1/36 (j)		2,019,436	2,089,678
6.1% 6/1/36 (j)		1,191,453	1,232,224
TOTAL FREDDIE MAC			185,739,607
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,162,327,532)			1,172,722,165
Asset-Backed Securities - 0.3%
		Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 3.535% 11/25/50 (j)		$ 23,193	$ 21,254
Advanta Business Card Master Trust Series 2007-D1 Class D, 4.5138% 1/22/13 (f)(j)		2,590,000	2,196,992
Airspeed Ltd. Series 2007-1A Class C1, 5.6213% 6/15/32 (f)(j)		4,838,439	3,822,367
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (f)		2,215,000	2,063,051
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 5.885% 9/25/34 (j)		246,014	125,467
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,538,509
Class D, 7.16% 1/15/13 (f)		160,000	161,063
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	346,307
Class C, 5.77% 5/20/10 (f)		325,000	322,778
Class D, 6.15% 4/20/11 (f)		550,000	544,649
Capmark VII Ltd. Series 2006-7A Class H, 4.6713% 8/20/36 (f)(j)		500,000	275,000
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 5.135% 8/25/36 (f)(j)		290,000	21,362
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 4.885% 12/25/46 (f)(j)		250,000	62,500
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		496,608	4,966
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	204,450
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	955,918
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	884,234
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	876,334
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,231,965	1,192,505
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (f)(j)		421,734	253,040
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 4.785% 9/25/46 (f)(j)		250,000	75,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	1,250
Kent Funding III Ltd. Series 2006-3A Class D, 6.3438% 10/29/47 (j)		259,353	2,594
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,000	132,186
Asset-Backed Securities - continued
		Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 5.035% 7/25/36 (j)		$ 150,000	$ 9,469
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 3.565% 5/25/46 (f)(j)		250,000	143,555
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (f)(j)		5,400,000	5,246,640
N-Star Real Estate CDO Ltd. Series 1A Class B1, 4.765% 8/28/38 (f)(j)		195,000	162,825
Newcastle CDO VIII Series 2006-8A Class 10, 5.385% 11/1/52 (f)(j)		250,000	25,000
Resource Real Estate Funding CDO Series 2007-1A Class J, 6.085% 9/1/46 (f)(j)		250,000	109,319
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.2906% 12/15/26 (f)(j)		185,000	111,422
SIRENS B.V. Series 2007-2 Class A1, 6.1769% 4/13/10 (f)(j)		10,000,000	9,668,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 5.635% 3/25/36 (f)(j)		100,000	6,631
Swift Master Auto Receivables Trust Series 2007-1 Class B, 3.3413% 6/15/12 (j)		3,285,000	3,114,014
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (f)		235,000	135,407
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	1,128,891
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 5.635% 10/25/36 (f)(j)		1,330,000	103,389
TOTAL ASSET-BACKED SECURITIES (Cost $42,720,774)			36,048,338
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.1%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		189,957	142,035
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		314,815	100,741
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.3051% 8/25/19 (f)(j)		78,541	35,344
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)		15,395,309	1,501,043
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3545% 2/25/37 (j)		468,526	466,110
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	2,347
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		$ 93,236	$ 60,370
Series 2003-35 Class B, 4.639% 9/25/18 (j)		171,017	128,787
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (j)		2,118,266	2,094,196
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(j)		388,524	255,947
Series 2004-3 Class DB4, 5.8416% 4/25/34 (j)		117,714	5,886
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (f)(j)		250,000	250,179
Class G, 6.78% 3/18/11 (f)(j)		250,000	251,416
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		324,000	128,943
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		161,280	64,782
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (j)		2,221,240	2,200,147
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		90,000	86,213
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 5.435% 7/25/36 (f)(j)		4,165,000	315,226
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (j)		4,779,861	4,676,311
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.815% 6/10/35 (f)(j)		36,413	33,015
Class B5, 5.415% 6/10/35 (f)(j)		27,310	24,438
Class B6, 5.915% 6/10/35 (f)(j)		13,655	11,738
RESIX Finance Ltd. floater Series 2007-A Class BB, 6.4713% 2/15/39 (f)(j)		496,720	330,940
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 5.135% 9/25/35 (f)(j)		530,000	53,000
Series 2006-BC5 Class B, 5.635% 12/25/36 (f)(j)		1,050,000	87,212
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		307,642	84,602
Series 2005-AR12 Class 2A6, 4.334% 7/25/35 (j)		612,759	604,052
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (j)		1,195,643	1,194,803
TOTAL PRIVATE SPONSOR			15,189,823
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
U.S. Government Agency - 0.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		$ 4,340,086	$ 4,461,249
Series 2002-9 Class PC, 6% 3/25/17		767,429	794,945
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	49,124,773
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,617,503
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,618,624
TOTAL U.S. GOVERNMENT AGENCY			65,617,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $84,810,742)			80,806,917
Commercial Mortgage Securities - 1.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.12% 2/14/29 (f)(j)		750,000	750,000
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,675,878
Class B5, 7.525% 4/14/29		129,000	108,824
Banc of America Commercial Mortgage, Inc.:
Series 2003-2:
Class BWF, 7.55% 10/11/37 (f)		96,080	111,212
Class HSD, 4.954% 3/11/41 (f)		100,000	85,281
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	176,822
Series 2004-5 Class G, 5.3913% 11/10/41 (f)(j)		135,000	96,368
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		170,000	48,450
Series 2007-BBA8 Class L, 5.0213% 3/15/22 (f)(j)		214,000	134,820
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (f)		490,787	122,697
Citigroup Commercial Mortgage Trust:
Series 2006-FL2 Class CNP3, 4.3213% 8/16/21 (f)(j)		5,182,308	4,766,104
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)		9,771,735	9,664,730
Series 2007-FL3A Class A2, 3.2613% 4/15/22 (f)(j)		6,878,000	6,761,280
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	9,740,983
Commercial Mortgage Securities - continued
		Principal Amount	Value
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	$ 138,000	$ 98,170
Class G, 5.01% 5/15/44 (j)	CAD	30,000	19,237
Class H, 5.01% 5/15/44 (j)	CAD	20,000	11,875
Class J, 5.01% 5/15/44 (j)	CAD	20,000	11,131
Class K, 5.01% 5/15/44 (j)	CAD	10,000	4,910
Class L, 5.01% 5/15/44 (j)	CAD	36,000	14,792
Class M, 5.01% 5/15/44 (j)	CAD	165,000	42,081
COMM pass-thru certificates Series 2001-J2A Class F, 7.1575% 7/16/34 (f)(j)		190,000	157,723
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	448,486
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	504,803
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	477,639
Series 1998-C1 Class H, 6% 5/17/40 (f)		130,000	45,500
Series 2001-SPGA Class C, 6.809% 8/13/18 (f)		165,000	160,369
Series 2003-C3 Class J, 4.231% 5/15/38 (f)		300,000	199,903
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 5.0213% 2/15/22 (f)(j)		100,000	67,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	509,947
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	211,684
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4088% 6/10/31 (f)(j)		365,000	396,896
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0598% 4/29/39 (f)(j)		129,511	129,511
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (f)		50,000	47,839
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1367% 12/10/35 (f)(j)		55,000	51,689
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		4,514,628	4,556,856
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		200,000	190,054
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		126,149	75,689
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	464,022
Series 1999-C2I Class K, 6.481% 9/15/33 (m)		285,000	114,000
Commercial Mortgage Securities - continued
		Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (f)		$ 226,000	$ 218,549
Class K, 6.974% 8/15/36 (f)		427,000	321,985
Series 2000-C1:
Class G, 7% 3/15/33 (f)		120,000	115,969
Class H, 7% 3/15/33 (f)		100,000	100,297
Class K, 7% 3/15/33 (f)		90,000	80,761
Series 2003-J10 Class B2, 6.75% 4/15/29 (j)		500,000	404,375
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		86,000	80,820
Series 2003-C2 Class J, 5.234% 11/5/13 (f)(j)		250,000	193,118
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 4.9313% 6/6/20 (f)(j)		250,000	207,500
Series 2007-EOP Class L, 5.84% 3/1/20 (f)(j)		400,000	356,000
Series 1998-GLII Class G, 7.176% 4/13/31 (f)(j)		600,000	542,250
Series 2006-RR2:
Class M, 5.8195% 6/1/46 (f)(j)		100,000	41,775
Class N, 5.8195% 6/1/46 (f)(j)		100,000	39,993
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	12,406,222
Class A4, 5.9933% 8/10/45 (j)		10,000,000	9,708,131
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-CIB4:
Class E, 6.7135% 5/12/34 (f)(j)		190,000	180,881
Class F, 7.1055% 5/12/34 (f)(j)		78,000	72,278
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (f)(j)		215,637	194,578
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 3.2513% 11/15/18 (f)(j)		10,000,000	9,689,105
Series 2004-CBX Class D, 5.097% 1/12/37 (j)		65,000	52,788
Series 2004-LN2 Class D, 5.2063% 7/15/41 (j)		420,000	318,347
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		250,000	247,583
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (j)		8,375,000	8,211,858
Series 2006-C7 Class A1, 5.279% 11/15/38		957,784	950,709
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	9,388,432
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,879,602
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(j)		165,000	126,444
Commercial Mortgage Securities - continued
		Principal Amount	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (f)		$ 180,000	$ 179,845
Class I11, 7.72% 7/26/08 (f)		100,000	99,840
Class I12, 7.72% 7/26/08 (f)		100,000	94,076
Class I9, 7.72% 7/26/08 (f)		153,200	153,133
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(j)		100,000	61,965
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	174,837
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (j)		1,075,000	1,044,498
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	9,562,772
Morgan Stanley Capital I Trust:
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	9,341,994
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,507,269
Series 2004-IQ7 Class E, 5.5398% 6/15/38 (f)(j)		120,000	89,567
Mortgage Capital Funding, Inc. Series 1998-MC3 Class G, 5.5% 11/18/31		344,000	331,262
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (f)		160,000	110,888
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		395,843	374,041
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	89,127
Class G, 4.456% 9/12/38	CAD	54,000	43,278
Class H, 4.456% 9/12/38	CAD	36,000	27,866
Class J, 4.456% 9/12/38	CAD	36,000	23,481
Class K, 4.456% 9/12/38	CAD	18,000	10,594
Class L, 4.456% 9/12/38	CAD	26,000	14,260
Class M, 4.456% 9/12/38	CAD	130,000	47,329
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	102,285
Class G, 4.57% 4/12/23	CAD	42,000	32,820
Class H, 4.57% 4/12/23	CAD	42,000	30,133
Class J, 4.57% 4/12/23	CAD	42,000	26,817
Class K, 4.57% 4/12/23	CAD	21,000	12,564
Class L, 4.57% 4/12/23	CAD	63,000	35,358
Class M, 4.57% 4/12/23	CAD	185,000	66,091
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(j)		165,000	161,450
Commercial Mortgage Securities - continued
		Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA: - continued
Class F6, 6.5% 2/18/34 (f)(j)		$ 37,000	$ 33,484
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	80,729
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 3.6963% 9/15/09 (f)(j)		110,000	98,564
Class G, 3.6963% 9/15/09 (f)(j)		200,000	174,037
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	7,279,599
Series 2007-C32 Class A2, 5.9242% 6/15/49 (j)		10,000,000	9,846,280
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (f)(j)		400,000	238,168
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $153,763,833)			148,985,906
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,864,359	1,640,636
3% 4/30/13 (j)		1,721,250	1,451,540
3.092% 8/3/12 (j)		3,000,000	2,625,176
7% 3/28/11		15,495,000	14,456,404
7% 9/12/13		10,260,000	8,910,525
Brazilian Federative Republic:
7.125% 1/20/37		1,490,000	1,609,200
8.25% 1/20/34		410,000	495,485
8.75% 2/4/25		280,000	346,500
12.25% 3/6/30		895,000	1,490,175
12.75% 1/15/20		490,000	768,070
Central Bank of Nigeria promissory note 5.092% 1/5/10		542,952	522,807
Chilean Republic 5.5% 1/15/13		570,000	607,164
Colombian Republic:
7.375% 9/18/37		2,405,000	2,561,325
11.75% 2/25/20		687,000	1,004,738
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		1,185,000	1,060,575
Dominican Republic:
Brady 5.7188% 8/30/24 (j)		1,500,000	1,460,625
9.04% 1/23/18 (f)		3,120,449	3,412,211
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Dominican Republic: - continued
9.5% 9/27/11 (Reg. S)		$ 1,440,375	$ 1,519,596
Ecuador Republic:
10% 8/15/30 (Reg. S)		4,100,000	4,018,000
euro par 5% 2/28/25		218,000	163,500
Gabonese Republic 8.2% 12/12/17 (f)		2,755,000	2,899,638
Ghana Republic 8.5% 10/4/17 (f)		2,005,000	2,105,250
Indonesian Republic:
6.625% 2/17/37 (f)		1,475,000	1,368,063
6.75% 3/10/14 (Reg. S)		1,525,000	1,584,170
6.875% 1/17/18 (f)		1,200,000	1,248,000
7.5% 1/15/16 (f)		485,000	522,006
7.75% 1/17/38 (f)		1,395,000	1,454,288
8.5% 10/12/35 (f)		650,000	736,125
8.5% 10/12/35 (Reg. S)		735,000	832,388
Islamic Republic of Pakistan:
6.75% 2/19/09		2,710,000	2,669,350
7.125% 3/31/16 (f)		1,450,000	1,261,500
Lebanese Republic:
7.125% 3/5/10		250,000	241,250
7.75% 9/7/12		400,000	385,000
7.875% 5/20/11 (Reg. S)		1,080,000	1,053,000
8.1563% 11/30/09 (f)(j)		105,000	102,900
8.1563% 11/30/09 (Reg. S) (j)		1,900,000	1,862,000
8.625% 6/20/13 (Reg. S)		2,970,000	2,932,875
10.125% 8/6/08 (Reg. S)		1,650,000	1,660,313
10.25% 10/6/09 (Reg. S)		400,000	409,500
Peruvian Republic:
6.4375% 3/7/27 (j)		340,000	340,000
euro Brady past due interest 6.4375% 3/7/17 (j)		2,600,500	2,593,999
Philippine Republic:
8.25% 1/15/14		815,000	922,988
9.5% 2/2/30		1,375,000	1,789,288
9.875% 1/15/19		1,185,000	1,515,378
10.625% 3/16/25		1,365,000	1,897,350
Republic of Fiji 6.875% 9/13/11		890,000	787,650
Republic of Serbia 3.75% 11/1/24 (d)(f)		1,140,000	1,077,300
Russian Federation:
7.5% 3/31/30 (Reg. S)		10,179,180	11,642,437
11% 7/24/18 (Reg. S)		500,000	717,500
12.75% 6/24/28 (Reg. S)		1,490,000	2,683,863
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Turkish Republic:
6.75% 4/3/18		$ 1,965,000	$ 1,987,106
6.875% 3/17/36		3,285,000	3,030,413
7% 9/26/16		1,020,000	1,067,175
7.25% 3/5/38		1,050,000	1,002,750
7.375% 2/5/25		1,925,000	1,956,281
11.5% 1/23/12		525,000	638,531
11.875% 1/15/30		1,410,000	2,133,330
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		535,000	529,008
Ukraine Government:
6.385% 6/26/12 (Reg. S)		780,000	792,636
6.75% 11/14/17 (f)		3,755,000	3,712,944
United Mexican States:
6.75% 9/27/34		85,000	93,500
7.5% 4/8/33		1,075,000	1,284,625
8.3% 8/15/31		815,000	1,052,410
Uruguay Republic 8% 11/18/22		1,486,902	1,605,854
Venezuelan Republic:
4.8938% 4/20/11 (Reg. S) (j)		2,390,000	2,103,200
7% 3/31/38		720,000	535,320
8.5% 10/8/14		1,690,000	1,639,300
9.25% 9/15/27		4,190,000	4,127,150
9.375% 1/13/34		1,160,000	1,136,800
10.75% 9/19/13		4,660,000	4,974,550
13.625% 8/15/18		2,293,000	2,866,250
Vietnamese Socialist Republic Brady par 4% 3/12/28 (d)		90,000	76,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $139,794,432)			139,765,254
Preferred Stocks - 0.0%
		Shares	Value
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp. 4.99%		2,927	$ 3,959,012
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%		10,000	462,800
TOTAL CONVERTIBLE PREFERRED STOCKS			4,421,812
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind		520	650,000
TOTAL PREFERRED STOCKS (Cost $5,043,244)			5,071,812
Floating Rate Loans - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 6.3801% 4/24/08 (j)	$ 230,849	221,615
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (j)	2,060,832	1,901,118
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4905% 9/29/14 (j)	908,456	756,290
Tranche DD 1LN, term loan 9/29/14 (j)(n)	31,544	26,260
Zuffa LLC term loan 5.1875% 6/19/15 (j)	3,639,290	2,547,503
		5,231,171
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 5.09% 10/27/13 (j)	98,114	92,227
Toys 'R' US, Inc. term loan 6.2638% 12/9/08 (j)	500,000	452,500
		544,727
Floating Rate Loans - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (j)	$ 165,000	$ 154,688
Tranche B 1LN, term loan 4.9977% 9/5/13 (j)	610,000	578,738
		733,426
TOTAL CONSUMER DISCRETIONARY		6,730,939
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. term loan:
8.3538% 4/1/14 (j)	2,720,000	2,461,600
8.625% 4/1/15 (j)	3,045,000	2,938,425
		5,400,025
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.5% 2/27/14 (j)	65,000	19,500
Tranche B 1LN, term loan 9.7606% 2/27/13 (j)	95,839	67,087
		86,587
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 5.02% 12/16/10 (j)	250,000	233,750
General Growth Properties, Inc. Tranche A1, term loan 4.42% 2/24/10 (j)	209,211	173,645
Spirit Finance Corp. term loan 6.2394% 8/1/13 (j)	74,000	58,090
		465,485
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 4.92% 12/27/12 (j)	143,000	119,405
TOTAL FINANCIALS		671,477
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (j)	2,100,632	1,911,575
Tranche DD, term loan 7/25/14 (j)(n)	105,648	96,140
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 5.9986% 3/31/12 (j)	$ 365,000	$ 344,013
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (j)	2,210,000	2,033,200
		4,384,928
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 7.08% 4/10/14 (j)	3,480,000	2,853,600
TOTAL HEALTH CARE		7,238,528
INDUSTRIALS - 0.0%
Airlines - 0.0%
United Air Lines, Inc. Tranche B, term loan 6.9375% 2/1/14 (j)	2,795,000	2,319,850
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
term loan 6.705% 1/26/14 (j)	1,899,336	1,747,389
6.705% 1/26/14 (j)	120,664	111,011
		1,858,400
TOTAL INDUSTRIALS		4,178,250
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 6.5827% 10/10/14 (j)	1,540,000	1,401,400
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 7.08% 6/11/14 (j)	1,659,600	1,335,978
TOTAL INFORMATION TECHNOLOGY		2,737,378
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (j)	1,225,000	1,123,938
Floating Rate Loans - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (j)	$ 465,000	$ 418,500
Intelsat Ltd. Tranche B, term loan 4.8938% 7/3/13 (j)	985,819	916,811
		1,335,311
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (j)	9,925	8,883
TOTAL TELECOMMUNICATION SERVICES		1,344,194
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (j)	690,978	628,790
6.48% 2/1/13 (j)	319,022	290,310
		919,100
TOTAL FLOATING RATE LOANS (Cost $31,753,116)		30,343,829
Fixed-Income Funds - 49.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,866,749	347,736,724
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	5,301,934	493,663,050
Fidelity Corporate Bond 1-10 Year Central Fund (k)	15,303,488	1,534,327,755
Fidelity Floating Rate Central Fund (k)	3,975,140	355,616,024
Fidelity Mortgage Backed Securities Central Fund (k)	19,222,720	1,929,192,208
Fidelity Ultra-Short Central Fund (k)	9,243,321	792,984,520
TOTAL FIXED-INCOME FUNDS (Cost $5,630,189,975)		5,453,520,281
Preferred Securities - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,940,000	$ 4,098,791
Net Servicos de Comunicacao SA 9.25% (f)	1,035,000	1,071,757
		5,170,548
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	7,334,000	7,542,500
TOTAL PREFERRED SECURITIES (Cost $12,562,645)		12,713,048
Cash Equivalents - 19.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 558,721,946	558,574,000
(Collateralized by U.S. Government Obligations) # (a)	1,575,964,520	1,575,547,000
(Collateralized by U.S. Government Obligations) #	6,348,683	6,347,000
TOTAL CASH EQUIVALENTS (Cost $2,140,468,000)		2,140,468,000
TOTAL INVESTMENT PORTFOLIO - 117.6% (Cost $13,007,273,766)		12,965,267,426
NET OTHER ASSETS - (17.6)%		(1,942,670,624)
NET ASSETS - 100%		$ 11,022,596,802
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)

	August 2037	$ 7,200,000	$ 5,220,000
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	(30,798)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.635% 8/25/34	Sept. 2034	39,167	(17,521)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	57,619	(16,556)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,500,000	27,775
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	180,421
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	6,300,000	130,388
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%

	March 2013	$ 1,700,000	$ 15,952
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,900,000	392,318
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	15,764
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,429,000	15,764
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,143,000	40,324
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,800,000	11,973
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,700,000	15,952
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	3,800,000	19,106
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 5,000,000	$ 10,889
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	4,600,000	(3,427,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	4,000,000	(2,980,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	2,800,000	(2,086,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	6,000,000	(4,470,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	7,200,000	(5,364,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	2,600,000	(1,937,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	82,002	(8,820)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 134,000	$ (50,546)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(17,807)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(53,591)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(71,731)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(4,000,115)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	83,835	(26,408)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	37,581	(31,530)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 11,800	$ (10,023)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(571,190)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(46,877)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(997,954)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/35	Oct. 2036	1,200,000	(809,812)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,600,000	(139,619)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,630,000	(134,505)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 4,000,000	$ (175,603)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(163,891)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	4,000,000	(187,811)
TOTAL CREDIT DEFAULT SWAPS		104,293,004	(21,730,082)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	43,218
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	88,921
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	80,994
Receive semi-annually a fixed rate equal to 3.41% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	250,000,000	800,300
Receive semi-annually a fixed rate equal to 4.382% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2012	100,000,000	4,530,510
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	8,022,250
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	$ 50,000,000	$ 4,239,835
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	6,663,923
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	5,530,215
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	1,134,362
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	9,125,350
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,130,225
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,702,222
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	1,408,971
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	4,643,335
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	2,385,888
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 4,422,960
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	7,104,471
TOTAL INTEREST RATE SWAPS		1,143,635,000	66,057,950
		$ 1,247,928,004	$ 44,327,868
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,589,314 or 3.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
Real Estate Asset Liquidity Trust Series 2006-2: Class F, 4.456% 9/12/38	10/2/06	$ 80,777
Class G, 4.456% 9/12/38	10/2/06	$ 39,498
Class H, 4.456% 9/12/38	10/2/06	$ 22,997
Class J, 4.456% 9/12/38	10/2/06	$ 21,304
Class K, 4.456% 9/12/38	10/2/06	$ 9,417
Class L, 4.456% 9/12/38	10/2/06	$ 13,077
Class M, 4.456% 9/12/38	10/2/06	$ 43,033

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $137,192 and $122,400, respectively. The coupon rate will be determined at time of settlement.

(o) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,131,767.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$558,574,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 22,746,626
Banc of America Securities LLC	36,379,115
Bank of America, NA	54,591,901
Barclays Capital, Inc.	272,157,735
ING Financial Markets LLC	56,690,833
J.P. Morgan Securities, Inc.	18,197,300
Societe Generale, New York Branch	47,767,914
UBS Securities LLC	45,493,251
WestLB AG	4,549,325
$ 558,574,000
Repurchase Agreement / Counterparty	Value
$1,575,547,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 897,488,049
Bank of America, NA	560,930,030
Barclays Capital, Inc.	117,128,921
$ 1,575,547,000
$6,347,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 2,352,483
Banc of America Securities LLC	1,759,658
Societe Generale, New York Branch	2,234,859
$ 6,347,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 8,403,390
Fidelity 2-5 Year Duration Securitized Bond Central Fund	11,860,179
Fidelity Corporate Bond 1-10 Year Central Fund	33,002,331
Fidelity Floating Rate Central Fund	12,625,812
Fidelity Mortgage Backed Securities Central Fund	41,224,184
Fidelity Ultra-Short Central Fund	23,500,542
Total	$ 130,616,438
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 56,397,615	$ -	$ 347,736,724	17.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	402,255,147	115,483,530	-	493,663,050	14.9%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	757,238,661	-	1,534,327,755	20.0%
Fidelity Floating Rate Central Fund	228,686,671	178,315,376	23,315,935	355,616,024	15.4%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	930,859,377	-	1,929,192,208	21.3%
Fidelity Ultra-Short Central Fund	875,572,723	377,273,786	373,355,337	792,984,520	11.4%
Total	$ 3,544,679,501	$ 2,415,568,345	$ 396,671,272	$ 5,453,520,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $1,543,272,795 and repurchase agreements of $2,140,468,000) - See accompanying schedule: Unaffiliated issuers (cost $7,377,083,791)	$ 7,511,747,145
Fidelity Central Funds (cost $5,630,189,975)	5,453,520,281
Total Investments (cost $13,007,273,766)		$ 12,965,267,426
Commitment to sell securities on a delayed delivery basis	(10,221,074)
Receivable for securities sold on a delayed delivery basis	10,187,500	(33,574)
Receivable for investments sold, regular delivery		75,278,533
Cash		871,235
Receivable for swap agreements		30,183
Receivable for fund shares sold		10,574,527
Interest receivable		48,444,120
Distributions receivable from Fidelity Central Funds		23,272,615
Swap agreements, at value		44,327,868
Total assets		13,168,032,933

Liabilities
Payable for investments purchased Regular delivery	$ 89,663,814
Delayed delivery	460,514,651
Payable for fund shares redeemed	14,528,745
Distributions payable	908,188
Accrued management fee	2,853,538
Distribution fees payable	56,458
Other affiliated payables	1,276,978
Other payables and accrued expenses	86,759
Collateral on securities loaned, at value	1,575,547,000
Total liabilities		2,145,436,131

Net Assets		$ 11,022,596,802
Net Assets consist of:
Paid in capital		$ 10,970,204,963
Undistributed net investment income		3,489,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,000,841
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,901,610
Net Assets		$ 11,022,596,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 29, 2008

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,286,034 ÷ 7,732,089 shares)	$ 10.38

Maximum offering price per share (100/96.00 of $10.38)	$ 10.81
Class T: Net Asset Value and redemption price per share ($46,817,872 ÷ 4,513,262 shares)	$ 10.37

Maximum offering price per share (100/96.00 of $10.37)	$ 10.80
Class B: Net Asset Value and offering price per share ($10,779,919 ÷ 1,037,924 shares)A	$ 10.39

Class C: Net Asset Value and offering price per share ($27,374,521 ÷ 2,636,418 shares)A	$ 10.38

Total Bond: Net Asset Value, offering price and redemption price per share ($9,766,655,316 ÷ 940,688,716 shares)	$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,090,683,140 ÷ 105,163,820 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008

Investment Income
Dividends		$ 484,437
Interest		119,501,775
Income from Fidelity Central Funds		130,616,438
Total income		250,602,650

Expenses
Management fee	$ 14,502,546
Transfer agent fees	4,870,196
Distribution fees	291,580
Fund wide operations fee	1,591,041
Independent trustees' compensation	17,175
Miscellaneous	10,891
Total expenses before reductions	21,283,429
Expense reductions	(206,131)	21,077,298
Net investment income		229,525,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,127,923
Fidelity Central Funds	(12,891,707)
Foreign currency transactions	(59)
Swap agreements	24,873
Total net realized gain (loss)		67,261,030
Change in net unrealized appreciation (depreciation) on: Investment securities	13,204,677
Assets and liabilities in foreign currencies	17
Swap agreements	41,172,987
Delayed delivery commitments	(33,574)
Total change in net unrealized appreciation (depreciation)		54,344,107
Net gain (loss)		121,605,137
Net increase (decrease) in net assets resulting from operations		$ 351,130,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 229,525,352	$ 212,551,890
Net realized gain (loss)	67,261,030	(6,020,604)
Change in net unrealized appreciation (depreciation)	54,344,107	(85,266,164)
Net increase (decrease) in net assets resulting from operations	351,130,489	121,265,122
Distributions to shareholders from net investment income	(230,566,361)	(198,338,706)
Distributions to shareholders from net realized gain	(24,508,757)	(4,857,769)
Total distributions	(255,075,118)	(203,196,475)
Share transactions - net increase (decrease)	4,012,518,390	4,556,920,613
Total increase (decrease) in net assets	4,108,573,761	4,474,989,260

Net Assets
Beginning of period	6,914,023,041	2,439,033,781
End of period (including undistributed net investment income of $3,489,388 and undistributed net investment income of $4,530,397, respectively)	$ 11,022,596,802	$ 6,914,023,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.240	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	.138	(.141)	.105	(.294) H	.183	.145
Total from investment operations	.378	.367	.148	.182	.570	.191
Distributions from net investment income	(.243)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.71%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.80% A	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.80% A	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.80% A	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.68% A	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,286	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.241	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	.137	(.143)	.105	(.296) H	.173	.144
Total from investment operations	.378	.365	.147	.170	.550	.189
Distributions from net investment income	(.243)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.37	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	3.73%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, K
Expenses before reductions	.79% A	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.79% A	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.79% A	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.69% A	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,818	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	.147	(.145)	.104	(.296) H	.182	.145
Total from investment operations	.349	.287	.141	.103	.491	.181
Distributions from net investment income	(.204)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.229)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.39	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.43%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, K
Expenses before reductions	1.54% A	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.54% A	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.54% A	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.94% A	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,780	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 L	2005 L	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.202	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	.138	(.145)	.105	(.293) H	.181	.145
Total from investment operations	.340	.284	.141	.096	.480	.180
Distributions from net investment income	(.205)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.230)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	3.34%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net Assets F, K
Expenses before reductions	1.55% A	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.55% A	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.54% A	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.94% A	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,375	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	142% A	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 I	2006 K	2005 K	2004 K	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.258	.543	.046	.506	.411	.340	.232
Net realized and unrealized gain (loss)	.138	(.143)	.105	(.290) G	.182	.237	.269
Total from investment operations	.396	.400	.151	.216	.593	.577	.501
Distributions from net investment income	(.261)	(.503)	(.041)	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	(.060)	-
Total distributions	(.286)	(.520)	(.041)	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.38	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	3.90%	3.89%	1.46%	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, J
Expenses before reductions	.45% A	.45%	.45% A	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45% A	.45%	.45% A	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45% A	.45%	.45% A	.45%	.61%	.65%	.65% A
Net investment income	5.03% A	5.25%	5.26% A	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,766,655	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	142% A	116% L	53% A	99%	193%	251%	423%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period October 15, 2002 (commencement of operations) to July 31, 2003. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2008	2007	2006 H	2006 K	2005 K	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.253	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	.140	(.134)	.105	(.294)G	.182	.145
Total from investment operations	.393	.393	.150	.199	.592	.193
Distributions from net investment income	(.258)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.283)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.37	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	3.87%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.51% A	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.51% A	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.51% A	.49%	.54% A	.56%	.61%	.65% A
Net investment income	4.98% A	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,090,683	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	142% A	116% L	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered through non-taxable in-kind activity.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 244,471,109
Unrealized depreciation	(281,605,208)
Net unrealized appreciation (depreciation)	$ (37,134,099)
Cost for federal income tax purposes	$ 13,002,401,525

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $137,192.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,679,607,956 and $612,384,045, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 80,700	$ 9,142
Class T	0%	.25%	61,880	-
Class B	.65%	.25%	35,082	25,337
Class C	.75%	.25%	113,918	25,144
			$ 291,580	$ 59,623

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,344
Class T	1,687
Class B*	3,821
Class C*	1,872
$ 21,724

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to each account size and type of account of the shareholders of the respective class of the Fund except for Total Bond shares. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for type setting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the sub-transfer agent for Total Bond shares. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 63,408.20
Class T	45,922.19
Class B	10,931.28
Class C	20,953.19
Total Bond	4,172,586.10
Institutional Class	556,396.16
	$ 4,870,196

* Annualized

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6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10,891 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,737,505.

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fees expenses by $31,984. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 121
Total Bond	160,208
Institutional Class	13,818
$ 174,147

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2008	Year ended August 31, 2007
From net investment income
Class A	$ 1,501,951	$ 1,100,606
Class T	1,167,241	1,373,421
Class B	152,729	136,878
Class C	447,956	457,270
Total Bond	209,680,600	191,143,423
Institutional Class	17,615,884	4,127,108
Total	$ 230,566,361	$ 198,338,706
From net realized gain
Class A	$ 158,977	$ 27,576
Class T	118,778	34,295
Class B	17,979	5,072
Class C	58,549	16,001
Total Bond	22,110,637	4,768,190
Institutional Class	2,043,837	6,635
Total	$ 24,508,757	$ 4,857,769

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2008	Year ended August 31, 2007	Six months ended February 29, 2008	Year ended August 31, 2007
Class A
Shares sold	3,684,698	5,058,526	$ 38,147,770	$ 52,475,077
Reinvestment of distributions	144,476	89,369	1,495,006	927,501
Shares redeemed	(779,053)	(1,118,505)	(8,057,541)	(11,603,024)
Net increase (decrease)	3,050,121	4,029,390	$ 31,585,235	$ 41,799,554
Class T
Shares sold	1,883,324	4,727,867	$ 19,438,290	$ 49,238,640
Reinvestment of distributions	120,092	129,776	1,241,147	1,346,799
Shares redeemed	(1,602,779)	(1,351,158)	(16,595,015)	(13,923,481)
Net increase (decrease)	400,637	3,506,485	$ 4,084,422	$ 36,661,958
Class B
Shares sold	525,008	539,386	$ 5,444,562	$ 5,591,610
Reinvestment of distributions	11,887	9,450	123,043	98,229
Shares redeemed	(88,407)	(124,884)	(911,905)	(1,299,404)
Net increase (decrease)	448,488	423,952	$ 4,655,700	$ 4,390,435
Class C
Shares sold	1,089,531	1,926,281	$ 11,264,054	$ 20,051,168
Reinvestment of distributions	42,744	38,210	442,212	397,140
Shares redeemed	(335,493)	(327,493)	(3,467,601)	(3,406,204)
Net increase (decrease)	796,782	1,636,998	$ 8,238,665	$ 17,042,104
Total Bond
Shares sold	419,950,841	449,525,248	$ 4,343,904,523	$ 4,670,295,711
Reinvestment of distributions	21,813,765	18,043,057	225,733,341	187,426,399
Shares redeemed	(129,283,880)	(72,384,207)	(1,342,469,147)	(750,709,047)
Net increase (decrease)	312,480,726	395,184,098	$ 3,227,168,717	$ 4,107,013,063
Institutional Class
Shares sold	72,780,640	34,101,050	$ 753,331,952	$ 352,256,185
Reinvestment of distributions	1,881,385	377,910	19,461,183	3,888,447
Shares redeemed	(3,484,232)	(594,798)	(36,007,484)	(6,131,133)
Net increase (decrease)	71,177,793	33,884,162	$ 736,785,651	$ 350,013,499

Semiannual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2008

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-USAN-0408
1.804584.103

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 7, 2008